          As Filed With The Securities And Exchange Commission On April 30, 2001


                                            REGISTRATION NOS. 333-49232/811-3240
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                              ------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
               Pre-Effective Amendment No.  [ ]
               Post Effective Amendment No. [1]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                    Amendment No. 72        [X]

                              ------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-1230
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                              ------------------

                            PAULETTA P. COHN, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              ------------------

            It is proposed that this filing will become effective:

       [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
       [X] On May 1, 2001 pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
       [ ] on [DATE] pursuant to paragraph (a) (1) of Rule 485
                              ------------------
                     TITLE OF SECURITIES BEING REGISTERED:
                        Group Variable Annuity Contracts

              SEQUENTIAL NUMBER SYSTEM:  PAGE      OF       PAGES
                    EXHIBIT INDEX ON SEQUENTIAL PAGE NUMBER

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AT THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a) MAY DETERMINE.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP
FIXED AND VARIABLE ANNUITY CONTRACTS
POTENTIA(R)
SEPARATE ACCOUNT A


                                  May 1, 2001


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Potentia that consist of unallocated group annuity contracts (the "Contracts") to certain employer sponsored retirement plans. Potentia is available to participants in retirement programs that qualify for deferral of federal income taxes.

Potentia permits Participants to invest in and receive retirement benefits in a Fixed Account Option and/or an array of Variable Account Options described in this prospectus. Not all Variable Account Options are available under each employer's retirement program.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.

This prospectus provides information the Plan and Plan Participants should know before investing in Potentia. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated May 1, 2001, contains additional information about Potentia and is part of this prospectus. Contract owners may obtain a free copy by calling 1-800-44-VALIC. Participants should contact their Plan's administrator. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



About the Prospectus................................................  -5-

Fee Table...........................................................  -7-
       Contract Owner/Participant Expenses..........................  -7-
       Mortality and Expense Risk and Account Fees and Expenses.....  -7-
       Fund Annual Expenses.........................................  -7-
       Example......................................................  -8-

Summary.............................................................  -9-
       Fixed and Variable Options...................................  -9-
       Transfers.................................................... -11-
       Loans........................................................ -12-
       Fees and Charges............................................. -12-
       Payout Options............................................... -12-
       Federal Tax Information...................................... -12-
       Purchase Requirements........................................ -12-

Selected Purchase Unit Data......................................... -13-

General Information................................................. -13-
       About Potentia............................................... -13-
       About VALIC.................................................. -13-
       About VALIC Separate Account A............................... -14-
       Units of Interest............................................ -15-
       Distribution of the Contracts................................ -15-

Variable Account Options............................................ -15-

Purchase Period..................................................... -16-
       Purchase Payments............................................ -16-
       Purchase Units............................................... -17-
       Calculation of Purchase Unit Value........................... -17-
       Choosing Investment Options.................................. -18-
       Potentia General Account..................................... -18-
       Variable Account Options..................................... -19-
       Stopping Purchase Payments................................... -19-

Transfers Between Investment Options................................ -19-
       During the Purchase Period................................... -20-

       During the Payout Period..................................... -20-
       Effective Date of Transfer................................... -20-
       Market Timing................................................ -20-

Fees and Charges.................................................... -20-
       Premium Tax Charge........................................... -21-
       Separate Account Charges..................................... -21-
       Fund Annual Expense Charges.................................. -21-
       Other Tax Charges............................................ -21-
       Market Value Adjustment...................................... -22-

Payout Period....................................................... -22-
       Fixed Payout................................................. -22-
       Variable Payout.............................................. -22-
       Combination Fixed and Variable Payout........................ -23-
       Payout Date.................................................. -23-
       Payout Options............................................... -23-
       Enhancements to Payout Options............................... -24-
       Payout Information........................................... -24-

Surrender of Account Value.......................................... -25-
       When Surrenders Are Allowed.................................. -25-
       Surrender Restrictions....................................... -26-
       Partial Surrenders........................................... -26-
       Potentia General Account..................................... -26-

Death Benefits...................................................... -27-
       Beneficiary Information...................................... -27-
       Beneficiaries Other Than Spouses............................. -27-
       During the Payout Period..................................... -28-

How to Review Investment Performance
       of Separate Account Divisions................................ -28-

Types of Investment Performance
       Information Advertised....................................... -29-

Total Return Performance Information................................ -29-

Yield Performance Information....................................... -31-

Other Contract Features............................................. -31-
       Changes That May Not Be Made................................. -31-
       We Reserve Certain Rights.................................... -31-
       Relationship to Employer's Plan.............................. -32-

Voting Rights....................................................... -32-
       Who May Give Voting Instructions............................. -32-
       Determination of Fund Shares Attributable to an Account...... -32-
       How Fund Shares Are Voted.................................... -33-

Federal Tax Matters................................................. -33-
       Type of Plans................................................ -33-
       Tax Consequences in General.................................. -33-
       Effect of Tax-Deferred Accumulations......................... -34-

The Power of Tax-Deferred Growth.................................... -35-
Privacy Notice...................................................... -40-

ABOUT THE PROSPECTUS
-------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The term Participant refers to the individual for whom Purchase Payments are made. The term Contract Owner refers to the employer, Plan or Plan trustee that owns the Contract.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide a definition of that term. The terms used in this prospectus for which we will provide a definition are:


Defined Terms                                                           Page No.
-------------                                                           --------

Account Value                                                              18
Act                                                                        14
Annuitant                                                                  27
Assumed Interest Rate                                                      23
Contract Owner                                                              5
Distributor                                                                15
Divisions                                                                  14
Exchange                                                                   17
Home Office                                                                11
Mutual Fund or Fund                                                        14
Participant                                                                 5
Payout Date                                                                23
Payout Period                                                              22
Payout Unit                                                                23
Plan                                                                        5
Potentia General Account                                                   18
Purchase Payments                                                          12
Purchase Period                                                            16
Purchase Unit                                                              17
Purchase Unit Value                                                        17
VALIC Separate Account A                                                   14
Variable Account Options                                                   15
We, our, Company and VALIC                                                  5

This prospectus is being provided to help Participants make decisions for selecting various investment options and benefits to plan and save for their retirement. It is intended to provide information about VALIC, Potentia, and saving for retirement. Most Participant rights described in this prospectus may be exercised by contacting the Plan's administrator or another Plan representative, rather than contacting VALIC directly. This helps ensure compliance with a Participant's employer's plan ("Plan").

The purpose of Variable Account Options is to provide investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Potentia will allow Participants to accumulate retirement dollars in the Potentia General Account and/or Variable Account Options. This prospectus describes only the variable aspects of Potentia except where the Potentia General Account is specifically mentioned.

For specific information about the Variable Account Options, Participants may refer to the mutual fund prospectuses. Participants should keep all prospectuses to help answer any questions they may have in the future.

Following this introduction is a summary of the major features and options of Potentia. It is intended to provide a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------------
CONTRACT OWNER/PARTICIPANT EXPENSES/1/
          Maximum Surrender Charge                                  0.00%
          Account Maintenance Fee                                   $  0
MORTALITY AND EXPENSE RISK AND ACCOUNT FEES AND EXPENSES            1.45%
(as a percentage of Separate Account net assets):
FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                    MANAGEMENT
                                                                        FEE                      OTHER           TOTAL FUND
                                                                    (AFTER FEE  12b-1          EXPENSES           EXPENSES
                             FUND                                    WAIVER)     FEES       (AFTER EXPENSE     (AFTER EXPENSE
                                                                                              WAIVERS)  (2)        WAIVER)
-------------------------------------------------------------      -----------  ------      ----------------   --------------
American Century Ultra Fund /3/                                        0.99%       -              0.00%             0.99%
Janus Adviser Worldwide Fund/4/                                        0.63%    0.25%             0.32%             1.20%
North American - AG 1 Money Market Fund/5/                             0.50%       -              0.10%             0.60%
North American - AG Aggressive Growth Lifestyle Fund/5/                0.10%       -              0.00%             0.10%
North American - AG Conservative                                       0.10%       -              0.00%             0.10%
Growth Lifestyle Fund/5/
North American - AG Core Bond Fund/6 7/                                0.50%       -              0.27%             0.77%
North American - AG Growth & Income Fund                               0.75%       -              0.10%             0.85%
North American - AG MidCap Index Fund                                  0.31%       -              0.09%             0.40%
North American - AG Moderate Growth Lifestyle Fund/5 8/                0.10%       -              0.00%             0.10%
North American - AG Small Cap Index Fund                               0.35%       -              0.09%             0.44%
North American - AG Social Awareness Fund                              0.50%       -              0.09%             0.59%
North American - AG Stock Index Fund                                   0.26%       -              0.09%             0.35%
North American - AG Strategic Bond Fund/6/                             0.60%       -              0.29%             0.89%
North American - Goldman Sachs Large Cap Growth Fund/6/                0.55%       -              0.30%             0.85%
North American - J. P. Morgan Small Cap Growth Fund/6/                 0.85%       -              0.31%             1.16%
North American - T. Rowe Price Science & Technology Fund               0.90%       -              0.10%             1.00%
Putnam Global Growth Fund - Class A Shares                             0.62%    0.25%             0.20%             1.07%
Putnam New Opportunities Fund -Class A Shares                          0.46%    0.25%             0.15%             0.86%
Putnam OTC & Emerging Growth Fund - Class A Shares                     0.51%    0.25%             0.17%             0.93%

(1) Premium taxes are not shown here, but may be charged by some states.  See:
   "Premium Tax Charge" in this prospectus.
(2) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.
(3) The American Century Ultra Fund was formerly known as the American Century Twentieth Century Ultra Fund.
(4) Janus Advisor Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.
(5) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the North American - AG Aggressive Growth Lifestyle Fund is 1.08%, for North American - AG Conservative Growth Lifestyle Fund is 0.96%, and for North American - AG Moderate Growth Lifestyle Fund 1.01%. Estimated Total Combined Operating Expenses of each North American - AG Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying North American - AG Funds and the North
    American - AG Lifestyle Funds, assuming each North American - AG Lifestyle Fund's projected asset allocation among the underlying North American - AG Funds is maintained.
(6) In the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses and total annual portfolio operating expenses, respectively would be: North American - AG Core Bond Fund, 0.50%, 0.92% and 1.42%; North American - Goldman Sachs Large Cap Growth Fund, 0.55%, 0.89 % and 1.44%; North
    American -J. P. Morgan Small Cap Growth Fund, 0.85%, 0.86% and 1.71%; and North American - AG Strategic Bond Fund, 0.60%, 0.91 % and 1.51%.
(7) Total expenses capped as limited by VALIC and per the SEC notice under the substitution agreement which occurred in December 2000.
(8) Note that expenses were capped at 0.80% per the SEC notice under the substitution agreement which occurred in December 2000.

EXAMPLE
________________________________________________________________________________

Total Expenses. A Participant would pay the following expenses on a $1,000 investment under a typical Potentia Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                           FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------       ------   -------   -------   --------

American Century Ultra Fund                                      $25       $76      $130       $278

Janus Adviser Worldwide Fund                                      27        82       141        299

North American - AG1 Money Market Fund                            21        64       110        238

North American - AG Aggressive Growth                             16        49        85        185
Lifestyle Fund

North American - AG Conservative                                  16        49        85        185
Growth Lifestyle Fund

North American - AG Core Bond Fund                                23        69       119        256

North American - AG Growth & Income Fund                          23        72       123        264

North American - AG MidCap Index Fund                             19        58       100        217

North American - AG Moderate Growth Lifestyle Fund                16        49        85        185

North American - AG Small Cap Index Fund                          19        59       102        222

North American - AG Social Awareness Fund                         21        64       110        237

North American - AG Stock Index Fund                              18        57        98        212

North American - AG Strategic Bond Fund                           24        73       125        268

North American - Goldman Sachs Large Cap Growth Fund              23        72       123        264

North American - J. P. Morgan Small Cap Growth Fund               26        81       139        295

North American - T. Rowe Price Science & Technology Fund          25        76       131        279

Putnam Global Growth Fund - Class A Shares                        26        78       134        286

Putnam New Opportunities Fund -Class A Shares                     23        72       124        265

Putnam OTC & Emerging Growth Fund - Class A Shares                24        74       127        272

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table for all periods presented.

SUMMARY
--------------------------------------------------------------------------------

Potentia is VALIC's combination fixed and variable annuity that offers Participants a wide choice of investment options and flexibility. A summary of Potentia's major features is presented below. For a more detailed discussion of Potentia, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Potentia offers a choice from among 19 Variable Account Options. An employer's retirement program will describe which Variable Account Options are available to Participants. Potentia also offers a Potentia General Account. All money contributed to a Contract is initially allocated to the Potentia General Account where it will remain until We are instructed to transfer amounts to a Variable Account Option.


====================================================================================================================================
                          FIXED ACCOUNT
                          OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
FIXED                     POTENTIA GENERAL
OPTION                    ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                          VARIABLE ACCOUNT          INVESTMENT                         ADVISER            SUB-ADVISER
                          OPTIONS                   OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
INDEX                     North American -          Seeks growth of capital through     VALIC                N/A/1/
EQUITY                    AG MidCap Index           investments primarily in a
FUNDS                     Fund*/1 2/                diversified portfolio of common
                                                    stocks that, as a group, are
                                                    expected to provide investment
                                                    results closely corresponding to
                                                    the performance of the Standard
                                                    & Poor's MidCap 400(R) Index.
                          ----------------------------------------------------------------------------------------------------------
                          North American -          Seeks growth of capital through     VALIC                N/A/1/
                          AG Small Cap Index        investment primarily in a
                          Fund*/2/                  diversified portfolio of common
                                                    stocks that, as a group, are
                                                    expected to provide investment
                                                    results closely corresponding to
                                                    the performance of the Russell
                                                    2000(R) Index.
                          ----------------------------------------------------------------------------------------------------------
                          North American -          Seeks long-term capital growth      VALIC                N/A/1/
                          AG Stock Index            through Investment in common
                          Fund/2/                   Stocks that, as a group are
                                                    expected to provide investment
                                                    results closely corresponding to
                                                    the performance of the Standard
                                                    & Poor's 500 Stock Index(R).

------------------------------------------------------------------------------------------------------------------------------------
*    A series of North American Funds Variable Product Series I (NAFVPS I)
**   A series of North American Funds Variable Product Series II (NAFVPS II)
     (1)   Bankers Trust Company previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American -
           AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999.
     (2)   "Standard & Poor's (R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's
           ("S&P"). North American - AG Mid Cap Index Fund and North American - AG Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The
           Russell 2000(R) Index is a trademark/servicemark of Frank Russell Trust Company. Russell (TM) is a trademark of the
           Frank Russell Company.



SUMMARY - (CONTINUED)

=====================================================================================================================
                 VARIABLE ACCOUNT          INVESTMENT OBJECTIVE                ADVISER              SUB-ADVISER
                 OPTIONS
---------------------------------------------------------------------------------------------------------------------
ACTIVELY         North American -          Seeks long-term growth of           VALIC                N/A
MANAGED          AG Growth &               capital and, secondarily,
FUNDS            Income Fund*              current income through
                                           investment in common stocks and
                                           equity-related securities.
                 ----------------------------------------------------------------------------------------------------
                 American Century          Seeks capital growth through        American Century     N/A
                 Ultra Fund                investments primarily in common     Investment
                                           stocks that are considered to       Management, Inc.
                                           have better-than-average
                                           prospects for appreciation.
                 ----------------------------------------------------------------------------------------------------
                 Janus Adviser             Seeks long-term growth of           Janus Capital        N/A
                 Worldwide Fund            capital in a manner consistent
                                           with preservation of capital.
                 ----------------------------------------------------------------------------------------------------
                 North American -          Seeks long-term growth of           VALIC                Goldman Sachs
                 Goldman Sachs             capital through a broadly                                Asset Management
                 Large Cap Growth          diversified portfolio of equity
                 Fund**                    securities of large cap U.S.
                                           issuers that are expected to
                                           have better prospects for
                                           earnings growth than the growth
                                           rate of the general domestic
                                           economy.  Dividend income is a
                                           secondary objective.
                 ----------------------------------------------------------------------------------------------------
                 North American -          Seeks long-term growth from a       VALIC                J.P. Morgan
                 J. P. Morgan Small Cap    portfolio of equity securities                           Investment
                 Growth Fund**             of small capitalization growth                           Management, Inc.
                                           companies.
                 ----------------------------------------------------------------------------------------------------
                 Putnam Global             Seeks capital appreciation.         Putnam Investment    N/A
                 Growth Fund -             Current income is only an           Management, Inc.
                 Class A Shares            incidental consideration in
                                           selecting investments for the
                                           Fund.  The Fund is designed for
                                           investors, seeking above-average
                                           capital growth potential through
                                           a globally diversified portfolio
                                           of common stocks. Dividend and
                                           interest income is only an
                                           incidental consideration.
                 ----------------------------------------------------------------------------------------------------
                 Putnam New                Seeks long-term capital             Putnam Investment    N/A
                 Opportunities Fund        appreciation.  Current income is    Management, Inc.
                 - Class A Shares          only an incidental
                                           consideration.  The Fund invests
                                           principally in common stocks of
                                           companies in sectors of the
                                           economy which the Fund's
                                           investment adviser believes
                                           possess above-average long-term
                                           growth potentia
                 ------------------------------------------------------------------------------------------------------
                 Putnam OTC &              Seeks capital appreciation by       Putnam Investment    N/A
                 Emerging Growth           investing primarily in common       Management, Inc.
                 Fund -  Class A           stocks traded in the
                 Shares                    over-the-counter market and
                                           common stocks of "emerging
                                           growth" companies listed on
                                           securities exchanges.  The Fund
                                           is designed for investors
                                           willing to assume above-average
                                           risk in return for above average
                                           capital growth potential.
----------------------------------------------------------------------------------------------------------------------
INCOME FUNDS     North American -          Seeks the highest possible total    VALIC                American General
                 AG Core Bond              return consistent with                                   Investment
                 Fund**                    conservation of capital through                          Management, L.P.
                                           investment in medium- to high-
                                           quality fixed income securities.
                 ----------------------------------------------------------------------------------------------------

*    A series of NAVPS I
**   A series of NAVPS II


----------------------------------------------------------------------------------------------------------------------
                 VARIABLE ACCOUNT                    INVESTMENT OBJECTIVE                  ADVISER      SUB-ADVISER
                 OPTIONS
                 -----------------------------------------------------------------------------------------------------
                 North American -     Seeks the highest possible total return and          VALIC     American General
                 AG Strategic         income consistent with conservation of capital                 Investment
                 Bond Fund**          through investment in a diversified portfolio of               Management, Inc.
                                      income producing securities.
----------------------------------------------------------------------------------------------------------------------
SPECIALTY        North American -     Seeks long-term growth of capital through            VALIC     T. Rowe Price
FUNDS            T. Rowe Price        investment primarily in the common stocks and                  Associates, Inc.
                 Science &            equity-related securities of companies that are
                 Technology Fund*     expected to benefit from the development,
                                      advancement and use of science and technology.
                 -----------------------------------------------------------------------------------------------------
                 North American -     Seeks growth of capital through investment,          VALIC     N/A
                 AG Social            primarily in common stocks, in companies which
                 Awareness Fund*      meet the social criteria established for the Fund.
----------------------------------------------------------------------------------------------------------------------
MONEY            North American -     Seeks liquidity, protection of capital and           VALIC     N/A
MARKET           AG1 Money Market     current income through investments in short-term
FUND             Fund*                money market instruments.
----------------------------------------------------------------------------------------------------------------------
LIFESTYLE        North American       Seeks growth through investment in NAFVPS I or       VALIC     N/A
FUNDS            Aggressive Growth    NAFVPS II Funds.  This Fund is suitable for
                 Lifestyle Fund**     investors seeking the potential for capital
                                      growth that a fund investing predominately in
                                      equity securities may offer.
                 -----------------------------------------------------------------------------------------------------
                 North American -     Seeks current income and low to moderate growth      VALIC     N/A
                 AG Conservative      of capital through investments in NAFVPS I or
                 Growth  Lifestyle    NAFVPS II Funds.  This Fund is suitable for
                 Fund**               investors who wish to invest in equity
                                      securities, but who are not willing to assume the
                                      market risks of either the Aggressive Growth
                                      Lifestyle Fund or the Moderate Growth Lifestyle
                                      Fund.
                 -----------------------------------------------------------------------------------------------------
                 North American       Seeks growth and current income through              VALIC     N/A
                 -AG Moderate         investments in NAFVPS I or NAFVPS II Funds.  This
                 Growth Lifestyle     Fund is suitable for investors who wish to invest
                 Fund**               in equity securities, but who are not willing to
                                      assume the market risks of the Aggressive Growth
                                      Lifestyle Fund.
----------------------------------------------------------------------------------------------------------------------

*   A series of NAFVPS I
**  A series of NAFVPS II

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned.

TRANSFERS

There is no charge to transfer money among Potentia's investment options. Account Values may be transferred between Variable Account Options or between a Variable Account Options and the Potentia General Account at any time during the Purchase Period (please see the "Purchase Period" section in the Prospectus).

Transfers can be made by the Plan or its administrator by contacting our Home Office at 1-888-258-3422. Our home office is located at 2929 Allen Parkway, Houston, Texas 77019. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

LOANS

The Potentia contract does not have a provision for contract loans. However, the employer or plan sponsor may offer loans through the Plan. A loan would be reflected as a withdrawal from the Potentia contract and a loan from the Plan trustee or third party administrator. Withdrawals from the Potentia General Account performed to fund Plan loans will be subject to a market value adjustment.

FEES AND CHARGES

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

An annual separate account charge will be assessed at an aggregate annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A.

More information on Fees may be found in the prospectus under the headings "Fees and Charges" and "Fee Table."

PAYOUT OPTIONS

When a Participant withdraws their money, they can select from several payout options: a lifetime annuity (which guarantees payment for as long as they live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts often can be purchased with after-tax dollars, the Potentia contract is offered primarily in conjunction with retirement programs which receive favorable tax treatment under federal law. For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" section of the prospectus and of the Statement of Additional Information.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. For more information on Purchase Payments, refer to the "Purchase Period" section of the prospectus.

SELECTED PURCHASE UNIT DATA
______________________________________________________________________________

The Contract is a new variable annuity product; therefore, there is no data regarding purchase units available at this time.

GENERAL INFORMATION
______________________________________________________________________________

ABOUT POTENTIA

Potentia was developed to help Participants save money for their retirement. It offers a combination of fixed and variable investment options that Participants can invest in to help them reach their retirement savings goals. Contributions to Potentia can come from different sources, like payroll deductions or money transfers. The retirement savings process with Potentia will involve two stages: the Purchase Period and the Payout Period. The first is when Participants make contributions into Potentia called "Purchase Payments." The second is when Participants receive their retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

Participants may choose, depending upon their retirement savings goals, personal risk tolerances, and retirement plan, to invest in the Potentia General Account and/or the Variable Account Options described in this prospectus. The Plan provides for Participant retirement benefits by allowing the Participant to select an annuity for their payout.

The Potentia contract is unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant's interest in the Contract, as reflected in records maintained by or on behalf of the Plan sponsor, are subject to all of the applicable restrictions under Code Section 403(b), and to plan limitations that may be more restrictive than the Code restrictions. Most Participant rights described in this prospectus may be exercised by contacting the Plan's administrator or another Plan representative, rather than contacting VALIC directly. This helps ensure compliance with the employer's Plan.

ABOUT VALIC

We were originally organized on December 21, 1955, as The Variable Annuity Life
Insurance Company of America, located in Washington, D.C.   We re-organized in
the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Potentia. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association "IMSA". IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, respectively the investment adviser and underwriter to Potentia, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

ABOUT VALIC SEPARATE ACCOUNT A

Money directed into Potentia's Variable Account Options will be sent through VALIC'S Separate Account A. Money is not invested directly in the Mutual Funds made available in Potentia. VALIC's Separate Account A invests in the Mutual Funds on behalf of the Plan. Mutual Fund or Fund refers to the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A. VALIC Separate Account A is made up of what we call "Divisions." Nineteen Divisions are available and represent the Variable Account Options in Potentia. Each of these Divisions invests in a different Mutual Fund made available through Potentia. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979, under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of

Potentia, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. The Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Potentia be held exclusively for the benefit of the Plan, Participants, Annuitants, and beneficiaries of Potentia. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTEREST

Investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Potentia provides nineteen Variable Account Options.   The Plan may limit the
number of Variable Account Options available to its Participants to a smaller number. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Potentia and include:

 . North American Funds Variable Product Series I (NAFVPS I) - offers 7 funds for which VALIC serves as investment adviser and, for 1 of such funds, T. Rowe Price Associates, Inc. serves as sub-adviser.

 . North American Funds Variable Product Series II (NAFVPS II) - offers 7 funds for which VALIC serves as investment adviser. Four of those Funds have one of the following sub-advisers: American General Investment Management, L.P., Goldman Sachs Asset Management, or J.P. Morgan Investment Management Inc.

 .  American Century Mutual Funds, Inc. -  offers 1 fund for which American
   Century Investment Management, Inc. serves as investment adviser.

 .  Putnam Investments - offers 3 funds for which Putnam Investment Management
   Inc., serves as investment adviser.

 . Janus Funds offers one fund for which Janus Capital serves as investment adviser.

Five of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

Each of the Funds (except for the North American - AG Lifestyle Funds, which are non-diversified Funds) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, refer to the prospectus for that Fund. Additional copies are available from VALIC.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks are discussed in each Fund's prospectus.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when the first Participant Purchase Payment is made and continues until that Participant begins his Payout Period. The Purchase Period can also end for any Participant when a Potentia account is surrendered before the Payout Period. The amount, number, and frequency of Purchase Payments is determined by the retirement plan for which Potentia was purchased.

PURCHASE PAYMENTS

Initial Purchase Payments must be received by VALIC either with, or after, a completed Plan application. The Contract Owner or the Plan's administrator is responsible for furnishing instructions to us (a contribution flow report) as to the amount being applied to each account option.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied or preceded by a Plan application, within 2 business days we will:

 . Accept the Application - and issue a contract. We will also establish the Plan's account and apply its Purchase Payment by crediting the amount to the Potentia General Account or Variable Account Options selected;

 . Reject the Application - and return the Purchase Payment; or

 . Request Additional Information - to correct or complete the application. We will return the Purchase Payments within 5 business days if the requested information is not provided, unless the Plan otherwise so specifies.

If we receive Purchase Payments from the Plan before we receive its completed application, we will not be able to establish a permanent account for the Plan. Under those circumstances, we will return the Purchase Payment to the employer.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by the Plan in a Variable Account Option. Purchase Units apply only to the Variable Account Options selected by the Plan. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established the Plan's account and have applied its initial Purchase Payment as described above, any subsequent Purchase Payment received by Us, or the Plan's administrator acting on our behalf, before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of the Variable Account Options will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

 Gross Investment Rate
 = (equals)
 The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division. (divided by)
 The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

 Net Investment Rate
 = (equals)
 Gross Investment Rate (calculated in Step 1)
 - (minus)

 Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

 Purchase Unit Value for that day.
 = (equals)
 Purchase Unit Value for immediate preceding day.
 x (multiplied by)
 Net Investment Rate (as calculated in Step 2) plus 1.00.

For more information as to how Purchase Unit Values are calculated, see the Statement of Additional Information.

CHOOSING INVESTMENT OPTIONS

There are 20 investment options offered in Potentia. This includes the Potentia General Account and 19 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Potentia General Account is not subject to regulation under the Act and is not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Potentia General Account. However, federal securities law does require such data to be accurate and complete.

POTENTIA GENERAL ACCOUNT

The Potentia General Account may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. A Plan may allocate all or a portion of Participant Purchase Payments to the Potentia General Account. All payments under Potentia are initially allocated to the Potentia General Account, before being transferred to the Variable Account Options as instructed. Purchase Payments allocated to the Potentia General Account are guaranteed to earn at least a minimum rate of interest. Interest is paid on the Potentia General Account at declared rates. With the exception of the market value adjustment, which generally will be applied to withdrawals after the first plan year in excess of certain amounts, we bear the entire investment risk for the Potentia General Account. All Purchase Payments and interest earned on such amounts in the Potentia General Account will be paid regardless of the investment results experienced by the Company's general assets.

Here is how a Participant may calculate the value of their Potentia General Account during the Purchase Period:

 Value of The Potentia General Account*
= (equals)
All Purchase Payments made to the Potentia General Account
+ (plus)
Amounts transferred from Variable Account Options to the Potentia General
Account
+ (plus)
All interest earned

-  (minus)
Amounts transferred or withdrawn from Potentia General Accounts
(including applicable fees and charges)
__________
* This value may be subject to a market value adjustment. See "Market Value Adjustment" section below.

VARIABLE ACCOUNT OPTIONS

A Plan may allocate all or a portion of Participant Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value the Plan's accounts will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units the Plan's accounts will be credited for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of the Plan's accounts may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in an account during the
Purchase Period:

 Value of Variable Account Option
 = (equals)
 Total Number of Purchase Units
 x (multiplied by)
 Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before the Potentia contract has been surrendered by the Plan. The value of the Purchase Units will continue to vary. The Plan's Account Value will continue to be subject to change.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Participants may request a transfer of all or part of their portion of the Account Value between the various Fixed Account and Variable Account Options in Potentia through the Plan's administrator or another designated representative of the Plan without a charge. The Account Value is the total sum of the Plan's Potentia General Account and Variable Account Options that have not yet been applied to payout payments. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below.

DURING THE PURCHASE PERIOD

During the Purchase Period, We currently permit transfers between Variable Account Options or between a Variable Account Option and the Potentia General Account, at any time. We may, however, limit the number of transfers a Plan or its Participants can make.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers between Potentia's investment options may be subject to certain limitations imposed by the annuity option purchased. In no event may transfers be done once payout begins from the Potentia General Account.

We will send the Plan confirmation of the completed transfer within 5 days from the date of its instruction. When the Plan or its administrator receives its confirmation, it is the Plan's duty to verify the information shown, and advise us of any errors within one business day.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

 . The date of receipt, if received by Us, or the Plan's administrator acting on our behalf, before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

 .  The next date values are calculated.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Contract Owners.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Potentia, Participants may be subject to four basic types of fees and charges:

 .  Premium Tax Charge

 .  Separate Account Charges

 .  Fund Annual Expense Charge

 .  Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus. In addition, certain charges may apply to the Potentia General Account which are discussed at the end of this section.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due.

SEPARATE ACCOUNT CHARGES

There will be a separate account charge applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The separate account charge is to compensate the Company for assuming mortality and expense risks under Potentia. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for a Participant's life no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering Potentia, no matter how large the cost may be.

The Company may make a profit on the separate account charge. For more information about the Separate Account Charge, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser.
These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost the Plan because they lower its return.

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

MARKET VALUE ADJUSTMENT

The Potentia General Account will be guaranteed to receive a stated rate of interest that is periodically determined. We guarantee the Potentia General Account will earn at least 3% per annum. Plan withdrawals after the first policy year in excess of 20% of the Account Value of the Potentia General Account as of the last anniversary of the Potentia Contract will be subject to a market value adjustment. This adjustment may be positive, negative, or zero based upon the differences in interest rates at the time the Contract was established and at the time of the withdrawal. This adjustment will not apply to any withdrawals of Account Value in the Potentia General Account used to purchase an annuity. For more information on the market value adjustment, see "Surrender of Account Value" below. The Plan should review the Contract for additional information on the Potentia General Account.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period on an annuity begins when a Participant decides to withdraw their money in a steady stream of payments. If the Plan permits, a Participant may be able to apply any portion of any amounts payable to one of the types of Payout Options listed below. A Participant may choose to have their Payout Option on either a fixed, a variable, or a combination payout basis. When a Participant chooses to have their Payout Option on a Variable basis, they may keep the same Variable Account Options they had under the Plan.

FIXED PAYOUT

Under Fixed Payout, a Participant will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments may depend on:

   .  Type and duration of Payout Option chosen;

   . The Participant's age or the Participant's age and the age of their survivor /(1)/;

   .  The amount being applied; and

   .  The payout rate being applied and the frequency of the payments.
__________
/(1)/  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of the Participant's payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, a Participant may select from their existing Variable Account Options. A Participant's payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options the Participant selected. The

Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate the Participant selected. Assumed Interest Rate means the rate used to determine a Participant's first monthly Payout Payment per thousand dollars of Account Value in their Variable Account Options(s). A Payout Unit is a measuring unit used to calculate Payout Payments from a Participant's variable account option. Payout Unit values will vary with the investment experience of the VALIC Separate Account a divisions the Participant selected.

For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional information.

In determining a Participant's first Payout Payment, an Assumed Investment Rate of 3% is used (unless the Participant selects a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds the Participant's Assumed Investment Rate, the Participant's next payment will be greater than their first payment. If the investment experience of the Variable Account Option is lower than the Participant's Assumed Investment Rate, the Participant's next payment will be less than their first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, the Participant may choose:

   .  From the existing Variable Account Options (payments will vary); with a

   .  Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by a Participant which under the annuity payout payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. The Participant's account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a
form approved by VALIC.   Generally, for qualified contracts, the Payout Date
may be when a Participant attain age 59 1/2 or separates from service, but must be no later than April 1 following the calendar year a Participant reaches age 70 1/2 or the calendar year in which a Participant retires. For additional information on the minimum distribution rules that apply to payments under 403(b), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

A Participant may specify the manner in which their Payout Payments are made. A Participant may select one of the following options:

  . LIFE ONLY - payments are made only to a Participant during their lifetime.
    Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  . LIFE WITH GUARANTEED PERIOD - payments are made to a Participant during their lifetime, but if they die before the guaranteed period has expired, their beneficiary will receive payments for the rest of their guaranteed period.

  . LIFE WITH CASH OR UNIT REFUND - payments are made to a Participant during their lifetime. Upon their death, their beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  . JOINT AND SURVIVOR LIFE - payments are made to a Participant during the joint lifetime of the Participant and their beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of third payment.

  . PAYMENT FOR A DESIGNATED PERIOD - payments are made to the Participant for a select number of years between five and thirty. Upon the Participant's death, payments will continue to their beneficiary until the designated period is completed. An Annuitant or other payee receiving a Variable Payout under this option can select at any time to withdraw all or a portion of the value of the remaining Variable Payout. An Annuitant or other payee will receive one payment for the withdrawal. We calculate the value of any remaining Variable Payouts by assuming that each payment is equal and by discounting each payment to the present at an annual rate of 3% (the "assumed amount"). We calculate the "assumed amount" of each remaining payment as of the end of the Valuation Period in which we receive the Annuitant's request for a withdrawal.

ENHANCEMENTS TO PAYOUT OPTIONS

A Participant may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once a Participant's Payout Payments have begun, the option they have chosen may not be stopped or changed. Any one of the variable account options may result in a Participant receiving unequal payments during their life expectancy. If payments begin before age 59 1/2, a Participant may suffer unfavorable tax consequences, in the form of an excise tax, if the Participant does not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

A Participant's Payment Option should be selected at least 30 days before their Payout Date. If such selection is not made:

  .  Payments will be made under the Life with Guaranteed Period Option,

  .  The payments will be guaranteed for a 10 year period,

  . The payments will be based on the allocation used for the Participant's Purchase Payments,

  . The Fixed Account Option will be used to distribute payments to the Participant on a Fixed Payout basis, and

  . The Variable Account Options will be used to distribute payments to the Participant on a Variable Payout basis.

A Participant's first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of a Participant's payment is less than $25, we reserve the right to reduce the number of payments made each year so each of a Participant's payments are at least $25, subject to any limitations under the Contract or Plan.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

The Contract Owner may withdraw all or part of the Participant's Account Value at any time before Payout begins if:

  1  allowed under federal or state law

  1  allowed under the Plan

The Plan's maximum Surrender Value equals the Plan's Account Value next computed after its properly completed request for surrender is received in our Home Office subject to any applicable market value adjustment.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of Purchase Payments received by us.

We will mail the Surrender Value within 7 calendar days after we receive a properly completed surrender request. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of the Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b) permits total or partial distributions of elective deferrals or certain other amounts transferred into this Contract from a 403(b)(7) custodial account, or a 403(b) annuity contract, only on account of hardship (generally employee contributions only, without accrued interest), attainment of age 59 1/2, separation from service, death or disability. An employer's Plan may impose additional restrictions on withdrawals of these and other amounts.

PARTIAL SURRENDERS

The Contract Owner may request a partial surrender of the Participant's Account Value at any time, subject to any applicable surrender restrictions. A partial surrender will reduce the Account Value.

The reduction in the number of Purchase Units credited to the Plans Variable Account Option Account Value will equal the amount surrendered from the Variable Account Option divided by the Plan's Purchase Units next calculated after the request for surrender is received at our Home Office.

POTENTIA GENERAL ACCOUNT

For transactions made during the first year of the Contract, no charges or value adjustments will be made on surrenders. For transactions made after the first year of the Contracts, up to 20% of the Potentia General Account Accumulation Value as of the last Contract anniversary will be free from any charge or adjustment in value. All transfers above those limits will be subject to a market value adjustment as follows:

                              (1+A)/5/ / (1+B)/5/

          A= the average 10 year Treasury Constant Maturity Series rate computed as an average of such rates as of the last business day of the last 60 complete calendar months or the number of complete months since the Contract's issue, if less, determined at the time of the surrender

          B= the 10 year Treasury Constant Maturity Series rate determined as of the last business day of the calendar month prior to the transaction

DEATH BENEFITS
--------------------------------------------------------------------------------

If a Participant dies before withdrawing his or her entire interest in the Contract, the remaining interest will be paid to the Participant's beneficiary(ies) as determined under the Plan, in accordance with the Plan and the Code. If the Participant dies during the Payout period, the remaining annuity payments, if any, will be paid to the Participant's beneficiary(ies) as determined under the Plan and as described below.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

  .  In lump sum; or

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the Plan, if any.

BENEFICIARIES OTHER THAN SPOUSES

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

   .  In full within 5 years after the Annuitant's death; or

   .  By payments beginning within 1 year after the Annuitant's death under:

      -  A  life annuity;

      -  A life annuity with payments certain; or

      - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

An Annuitant is a person designated to receive annuity payments. This may be a Participant or his beneficiaries.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by the Participant may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Potentia.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, a Participant's Beneficiary may receive a death benefit depending on the Payout Options selected. The amount of death benefits will also depend on the Payout Option that the Participant selected. The Payout Options available are described in the "Payout Period" section of this prospectus.

  . If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  . If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     -  Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what a Participant's actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Potentia was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Potentia in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

 .   Standard Average Annual Total Return

 .   Nonstandard Average Annual Total Return

 .   Cumulative Total Return

 .   Annual Change in Purchase Unit Value

 .   Cumulative Change in Purchase Unit Value

 .   Total Return Based on Different Investment Amounts

 .   An Assumed Account Value of $10,000

Each of these is described below.

Standard Average Annual Total Return

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

Nonstandard Average Annual Total Return

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

Cumulative Total Return

Cumulative Total Return may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of premium taxes.

Annual Change in Purchase Unit Value

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

 . The Purchase Unit Value at the start of the period or year is subtracted from the Purchase Unit Value at the end of the period or year;

 . The difference is divided by the Purchase Unit Value at the start of the period or year.

Premium taxes are not deducted. The effect of these taxes, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

Cumulative Change in Purchase Unit Value

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

Total Return Based on Different Investment Amounts

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Potentia charges and fees imposed on the Division.

An Assumed Account Value of $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NAFVPS 1 Money Market Division

We may advertise the NAFVPS 1 Money Market Division's Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the North American - AG1 Money Market Division over a given 7-day period. The Current Yield does not take into account premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment.

The Effective Yield is calculated in a manner similar to the Current Yield.
But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield.

Divisions Other Than The NAFVPS I Money Market Division

We may advertise the standardized yield performance for each Division other than the North American - AG1 Money Market Division. The yield for each of these Divisions will be determined as follows:

 . We will divide the average daily net investment income per Purchase Unit by the Purchase Unit Value on the last day of the period; and

 .  We will annualize the result.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The Contract Owner may not be changed once their account has been established:

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

 . Amend the Contract to conform with substitutions of investments (provided that any required SEC approval of the substitution is obtained);

 .  Amend the Contract to comply with tax or other laws;

 . Make changes (upon written notice) that would apply only to new Participants after the effective date of the changes;

 . Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

 . Deregister VALIC Separate Account A under the Act, if registration is no longer required;

 .  Stop accepting new Participants under a  Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

Participants should always refer to the terms and conditions in the Plan, including any Plan limitations that may limit a Participant's rights with respect to amounts held under the Potentia Contract, when reviewing the descriptions of Potentia in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on the Plan's behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. Subject to any contrary provisions in the Plan, Participants may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, the Plan will dictate whether Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. Plans will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO AN ACCOUNT

During Purchase Period

The number of Fund shares attributable to A Plan's account will be determined on the basis of the Purchase Units credited to the Plan's account on the record date set for the Fund shareholder meeting.

During Payout Period or After A Death Benefit Has Been Paid

The number of Fund shares attributable to a Participant's account will be based on the liability for future variable annuity payments to their payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Potentia may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General Corporation group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Potentia provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. A Participant should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult a personal tax adviser regarding how the current rules apply to a specific situation.

TYPE OF PLANS

Potentia Contracts are offered primarily to employer-sponsored tax-qualified
retirement programs.   The Contracts offered with this prospectus are issued
only to Code Section 403(b) annuity plans.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect under an employer's 403(b) Plan. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and a personal tax adviser.

Purchase Payments under Potentia can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute investment in the Contract. Potentia Contracts offered under this prospectus are only offered to 403(b) programs. Contracts offered under such programs receive deferral of tax on the inside build-up of earnings on invested Purchase Payments until a distribution occurs. See the Statement of Additional Information for special rules.

Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a qualified Contract described in Section 403(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these qualified Contracts under current law.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

 . Potentia Contract issued to a tax favored retirement program purchased with pre-tax contributions;

 .  A non-qualified Contract purchased with after-tax contributions and;

 .  Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                             [CHART APPEARS HERE]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, contributions to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings.
In addition, contributions to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON


                                       TAX-FAVORED         CONVENTIONAL
                                       RETIREMENT             SAVINGS
                                         PROGRAM              ACCOUNT
----------------------------------------------------------------------------
Annual amount available for                 $2,500             $2,500
savings before federal taxes
----------------------------------------------------------------------------
Current federal income tax due on                0               (700)
Purchase Payments
----------------------------------------------------------------------------
Net retirement plan Purchase                $2,500             $1,800
Payments
----------------------------------------------------------------------------


This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows Participants to exclude contributions within limits, from gross income.

General Information

Please tear off, complete and return the form below to The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019. A Statement of Additional Information may also be ordered by calling 1-888-258-3422.

 ................................................................................

                               POTENTIA CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Potentia).

                             (Please Print or Type)

Name: ________________________________

G.A. # _______________________________

Address: _____________________________

Policy # _____________________________

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

   GENERAL INFORMATION................................................................   3

     Marketing Information............................................................   3

     Endorsements and Published Ratings...............................................   4

TYPES OF VARIABLE ANNUITY CONTRACTS...................................................   4

FEDERAL TAX MATTERS...................................................................   5
     Tax Consequences of Purchase Payments to 403(b) Annuities........................   5
     Tax Consequences of Distributions from 403(b) Annuities..........................   5
     Special Tax Consequences -- Early Distribution from 403(b) Annuities.............   5
     Special Tax Consequences -- Required Distributions from 403(b) Annuities.........   6
     Tax-Free Rollovers, Transfers From 403(b) Annuities..............................   6

   PURCHASE UNIT VALUE................................................................   7
       Illustration of Calculation of Purchase Unit Value.............................   7
       Illustration of Purchase of Purchase Units (Assuming No State Premium Tax).....   7

   PERFORMANCE CALCULATIONS...........................................................   7
       North American-AG1 Money Market Divisions Yields...............................   7
       Illustration of Calculation of Standardized Yield for Bond Fund Divisions......   8
       Calculation of Average Annual Total Return.....................................   8
       Calculation of Potentia General Account Value..................................   8

   PERFORMANCE INFORMATION............................................................   9
       General........................................................................   9
       Average Annual Total Return and Cumulative Return Tables.......................  10

   PAYOUT PAYMENTS....................................................................  13
       Assumed Investment Rate........................................................  13
       Amount of Payout Payments......................................................  13
       Payout Unit Value..............................................................  13
       Illustration of Calculation of Payout Unit Value...............................  14
       Illustration of Payout Payments................................................  14

   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS.........................................  15

   EXPERTS............................................................................  15

   COMMENTS ON FINANCIAL STATEMENTS...................................................  15

                  The Variable Annuity Life Insurance Company
                    2929 Allen Parkway, Houston, Texas 77019

[AMERICAN GENERAL LOGO]
The Variable Annuity Life Insurance Company is a member of American General Financial Group.
American General Financial Group is the marketing name for American General Corporation and its subsidiaries.
(C)The Variable Annuity Life Insurance Company, Houston, Texas

VA 13340


AMERICAN
  |GENERAL
  |FINANCIAL GROUP

                                                                                                 Privacy
                                                                                                     Notice
__________________________________________________________________________________________________________________________________
|                                                              |                                                                  |
|    Your Privacy                                              |     Questions                                                    |
|      is Important                                            |        and Answers                                               |
|                                                              |        that detail American General's Privacy Policy             |
|                                                              |                                                                  |
| American General understands your privacy is important. You  |  WHAT TYPE OF NONPUBLIC PERSONAL INFORMATION DOES                |
| have received this notice in accordance with applicable      |  AMERICAN GENERAL COLLECT?                                       |
| state and federal laws and because you are a current or      |                                                                  |
| potential customer of one of the American General companies. |  .  American General's employees, representatives, agents and    |
| This notice will help you understand what types of nonpublic |     selected third parties may collect nonpublic personal        |
| personal information - information about you that is not     |     information about our customers, including:                  |
| publicly available - we may collect, how we use it and how   |                                                                  |
| we protect your privacy.                                     |     - Information provided to us, such as on applications or     |
|                                                              |       other forms.                                               |
| AMERICAN GENERAL PRIVACY POLICY HIGHLIGHTS                   |                                                                  |
|                                                              |     - Information about transactions with us, our affiliates or  |
| .  We collect nonpublic personal information to process and  |       third parties.                                             |
|    administer our customers business and to ensure that we   |                                                                  |
|    are satisfying their financial needs.                     |     - Information from others, such as credit reporting agencies,|
|                                                              |       employers and federal and state agencies.                  |
| .  We have policies and procedures in place to protect       |                                                                  |
|    nonpublic personal information about our customers.       |  .  The types of nonpublic personal information American General |
|                                                              |     collects vary according to the products or services provided |
| .  We do not sell nonpublic personal information about our   |     and may include, for example: account balances, income,      |
|    customers to third parties, i.e., companies or individuals|     assets, insurance premiums, credit reports, marital status   |
|    that are not affiliated with American General.            |     and payment history. We also may collect nonpublic personal  |
|                                                              |     health information, like medical reports, for certain types  |
| .  We do not disclose any nonpublic personal information     |     of insurance policies in order to underwrite the policy,     |
|    about our customers to anyone, except as permitted by law.|     administer claims or perform other insurance or related      |
|                                                              |     functions.                                                   |
| .  We no not share or use personally identifiable health     |                                                                  |
|    information for marketing purposes.                       |  WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC              |
|                                                              |  PERSONAL INFORMATION?                                           |
| .  Our Privacy Policy applies to both current and former     |                                                                  |
|    customers.                                                |  .  We restrict access to nonpublic personal information to      |
|                                                              |     those employees, agents, representatives or third parties    |
|                                                              |     who need to know the information to provide products and     |
|                                                              |     services to our customers.                                   |
|                                                              |                                                                  |
|                                                              |  .  We have policies and procedures that give direction to our   |
|                                                              |     employees, and agents and representatives acting on our      |
|                                                              |     behalf, regarding how to protect and use nonpublic personal  |
|                                                              |     information.                                                 |
|                                                              |                                                                  |
|                                                              |  .  We maintain physical, electronic and procedural safeguards   |
|                                                              |     to protect nonpublic personal information.                   |
|                                                              |                                                                  |
__________________________________________________________________________________________________________________________________
AGLC0375                                                                                                                      (over)



__________________________________________________________________________________________________________________________________
|                                                              |                                                                  |
| WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL     | DOES AMERICAN GENERALS PRIVACY POLICY APPLY TO ITS AGENTS AND    |
| INFORMATION, AND WHY?                                        | REPRESENTATIVES?                                                 |
|                                                              |                                                                  |
| .  We do not share nonpublic personal information about our  | .  American Generals Privacy Policy applies, to the extent       |
|    customers with anyone, including other affiliated         |    required by law, to its agents and representatives when       |
|    American General companies or third parties, except as    |    they are acting on behalf of American General.                |
|    permitted by law.                                         |                                                                  |
|                                                              | .  Please note: There may be instances when these same agents    |
| .  We may disclose, as allowed by law, all types of non-     |    and representatives may not be acting on behalf of American   |
|    public personal information we collect when needed, to:   |    General, in which case they may collect nonpublic personal    |
|                                                              |    information on their own behalf or on behalf of another.      |
|     (i)   affiliated American General companies, agents,     |    In these instances, American General's Privacy Policy would   |
|           employees, representatives and third parties that  |    not apply.                                                    |
|           market our services and products and administer    |                                                                  |
|           and service customer accounts on our behalf; or    | WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?                   |
|                                                              |                                                                  |
|     (ii)  other financial institutions with whom we have     | .  American General reserves the right to change any of its      |
|           joint marketing agreements.                        |    privacy policies and related procedures at any time, in       |
|                                                              |    accordance with applicable federal and state laws. You will   |
| .  Examples of the types of companies and individuals to     |    receive appropriate notice if our Privacy Policy changes.     |
|    whom we may disclose nonpublic personal information       |                                                                  |
|    include banks, attorneys, trustees, third-party           |                                                                  |
|    administrators, insurance agents, insurance companies,    |     THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATION       |
|    insurance support organizations, credit reporting         |    PURPOSES ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION     |
|    agencies, registered broker/dealers, auditors, regulators,|   IN RESPONSE TO THIS NOTICE. WE RECOMMEND THAT YOU READ AND     |
|    transfer agents and reinsurers.                           |           RETAIN THIS NOTICE FOR YOUR PERSONAL FILES.            |
|                                                              |                                                                  |
| .  We do not share personally identifiable health            |                                                                  |
|    information unless the customer or the applicable         |                                                                  |
|    law authorizes further sharing.                           |                                                                  |
|                                                              |                                                                  |
|                                                              |                                                                  |
__________________________________________________________________________________________________________________________________
|                                                                                                                                 |
|  THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL COMPANIES:                                         |
|                                                                                                                                 |
|     AGC Life Insurance Company . All American Life Insurance Company . The American Franklin Life Insurance Company .           |
|     American General Annuity Insurance Company . American General Asset Management Corp. . American General Assignment          |
|     Corporation . American General Assignment Corporation of New York . American General Assurance Company . American           |
|     General Bancassurance Services, Inc. . American General Financial Advisors, Inc. . American General Financial               |
|     Institutions Group, Inc. . American General Financial Services, Inc. . American General Fund Distributors, Inc.             |
|     . American General Gateway Services, L.L.C. . American General Indemnity Company . American General Investment              |
|     Management, L.P. . American General Life and Accident Insurance Company . American General Life Companies .                 |
|     American General Life Insurance Company . American General Life Insurance Company of New York . American General Life       |
|     Insurance Company of Pennsylvania . American General Property Insurance Company . American General Property Insurance       |
|     Company of Florida . American General Retirement Services Company . American General Securities, Inc. . Franklin            |
|     Financial Services Corporation . The Franklin Life Insurance Company . North American Funds . North Central Life            |
|     Insurance Company . The Old Line Life Insurance Company of America . The United States Life Insurance Company in the        |
|     City of New York . VALIC Trust Company . The Variable Annuity Life Insurance Company . Variable Annuity Life Insurance      |
|     Company . Variable Annuity Marketing Company . Any separate accounts of the previously listed companies.                    |
|                                                                                                                                 |
__________________________________________________________________________________________________________________________________

   American General Financial Group/TM/ is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General
   Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



                               SEPARATE ACCOUNT A

                         UNITS OF INTEREST UNDER GROUP

                           VARIABLE ANNUITY CONTRACTS



                                    POTENTIA



________________________________________________________________________________

                      STATEMENT OF ADDITIONAL INFORMATION
________________________________________________________________________________

                                FORM N-4 PART B
                                  MAY 1, 2001

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Potentia dated May 1, 2001 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by the Contract Owner by calling 1-888-258-3422 or writing the Company, or The Variable Annuity Marketing Company at 2929 Allen Parkway, Houston, Texas 77019. Participants should contact their Plan's administrator.

VA 13340-1

                               TABLE OF CONTENTS
GENERAL INFORMATION................................................................ 3
    Marketing Information.......................................................... 3
    Endorsements and Published Ratings............................................. 4

TYPES OF VARIABLE ANNUITY CONTRACTS................................................ 4

FEDERAL TAX MATTERS................................................................ 5
    Tax Consequences of Purchase Payments to 403(b) Annuities...................... 5
    Tax Consequences of Distributions from 403(b) Annuities........................ 5
    Special Tax Consequences -- Early Distribution from 403(b) Annuities........... 5
    Special Tax Consequences -- Required Distributions from 403(b) Annuities....... 6
    Tax-Free Rollovers, Transfers From 403(b) Annuities............................ 6

PURCHASE UNIT VALUE................................................................ 7
    Illustration of Calculation of Purchase Unit Value............................. 7
    Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)..... 7

PERFORMANCE CALCULATIONS........................................................... 7
    North American-AG1 Money Market Divisions Yields............................... 7
    Illustration of Calculation of Standardized Yield for Bond Fund Divisions...... 8
    Calculation of Average Annual Total Return..................................... 8
    Calculation of Potentia General Account Value.................................. 9

PERFORMANCE INFORMATION............................................................ 9
    General........................................................................ 9
    Average Annual Total Return and Cumulative Return Tables....................... 10

PAYOUT PAYMENTS.................................................................... 13
    Assumed Investment Rate........................................................ 13
    Amount of Payout Payments...................................................... 13
    Payout Unit Value.............................................................. 13
    Illustration of Calculation of Payout Unit Value............................... 14
    Illustration of Payout Payments................................................ 14

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS......................................... 15

EXPERTS............................................................................ 15

COMMENTS ON FINANCIAL STATEMENTS................................................... 15


                              GENERAL INFORMATION


MARKETING INFORMATION

  The Company has targeted organizations in specific market sectors as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private, primary and secondary schools, colleges and universities, healthcare organizations, state and local governments and other organizations.

  The Company's growth can also be reviewed by examining each market segment the Company targets.

  The Company's growth can also be reviewed by examining certain milestones, the number of participant accounts and cash values amongst the various market segments or groups the Company targets. These markets include, but are not limited to, public, primary and secondary schools, colleges, universities, state and local government groups and healthcare markets.

  The Company, in its marketing efforts to each of the market segments may, from time to time, design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.

  The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."

  The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 1000 Value Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

  The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as Easy Retirement Plan/(SM)/.

  The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz.

  When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper"), Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

  The Company may, from time to time, refer to the products of various investment advisers and sub-advisers referenced in the prospectus. The Company may mention assets under management and others facts specific to each adviser.

  The Company may, from time to time, compare the performance of the mutual funds that serve as the investment vehicles for Potentia to the performance of certain market indices. These market indices are described in the "Performance Information" section of this Statement of Additional Information.

ENDORSEMENTS AND PUBLISHED RATINGS

  From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time. The Company may also refer to the term "preferred provider" with the group's consent.

  Also from time to time, the rating of the Company as an insurance company by
A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

  In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

  Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

  The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC.

  Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

  The Company may from time to time, refer to Lipper, Morningstar and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

  Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

  Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY CONTRACTS

  Unallocated flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

  Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment.

  The Contracts are non-participating and will not share in any of the profits of the Company. The Contracts are unallocated, which means that VALIC will not maintain separate participant account records and will not issue a separate contract or certificate to the participant. However, the participant's interest in the Contracts, as reflected in records maintained by or on behalf of the plan sponsor, are subject to all of the applicable restrictions under Code Section 403(b), and to plan limitations that may be more restrictive than the Code restrictions.

FEDERAL TAX MATTERS

  This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Potentia, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS TO 403(b) ANNUITIES

  Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed applicable tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to Participant voluntary and nonelective salary reduction contributions.

    Participant voluntary salary reduction contributions are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and 1999), although additional,
"catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

TAX CONSEQUENCES OF DISTRIBUTIONS FROM 403(b) ANNUITIES

  Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1)  attainment of age 59  1/2;

(2)  separation from service;

(3)  death;

(4)  disability; or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

  Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

  Distributions are taxed as ordinary income to the recipient, except to the extent allocable to an employee's after tax contributions (investment in the Contract), in accordance with Section 72.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION FROM 403(B) ANNUITIES

  Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1)  death;

(2)  disability;

(3)  separation from service after a participant reaches age 55;

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS FROM 403(B) ANNUITIES

  Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

  Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

  At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

  A Participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

TAX-FREE ROLLOVERS, TRANSFERS FROM 403(b) ANNUITIES

  Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):


              ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

Example 1.

              1. Purchase Unit value, beginning of
                 period....................................   $ 1.800000
              2. Value of Fund share, beginning of
                 period....................................   $21.200000
              3. Change in value of Fund share.............   $  .500000
              4. Gross investment return (3)/(2)...........      .023585
              5. Daily separate account fee*...............      .000027

                 *Mortality and expense risk fee and
                 administration and distribution
                 fee of 1% per annum used for
                 illustrative purposes.
              6. Net investment return (4)--(5)............      .023558
              7. Net investment factor 1.000000+(6)........     1.023558
              8. Purchase Unit value, end of period
                 (1)x(7)...................................   $ 1.842404

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

Example 2.


     1. First Periodic Purchase Payment.........................  $  100.00
     2. Purchase Unit value on effective date of purchase (see
        Example 3)..............................................  $1.800000
     3. Number of Purchase Units purchased (1)/(2)..............     55.556
     4. Purchase Unit value for valuation date following purchase
        (see Example 3).........................................  $1.842404
     5. Value of Purchase Units in account for valuation date
        following purchase (3)x(4)..............................  $  102.36


                            PERFORMANCE CALCULATIONS

                NORTH AMERICAN-AG1 MONEY MARKET DIVISIONS YIELDS

ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR NORTH AMERICAN-AG1 MONEY MARKET
                                   DIVISION 6

Example 3.


  The current yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR NORTH AMERICAN-AG1 MONEY
                               MARKET DIVISION 6

Example 4.

  The effective yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) /365/7/] --1

   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

Example 5.

  The standardized yield quotation is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:



                        YIELD = 2 [( a - b + 1)6 - 1]
                                       cd
Where:

               a  =   net investment income earned during the period by
                      the Fund attributable to shares owned by the Division

               b =    expenses accrued for the period (net of reimbursements)

               c  =   the average daily number of Purchase Units outstanding
                      during the period

               d = the maximum offering price per Purchase Unit on the last day of the period

  Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

  Average Annual Total Return quotations for the 1, 5, and 10 year periods are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1+T)/n/ = ERV

  Where:

               P = a hypothetical initial Purchase Payment of $1,000
               T = average annual total return
               n = number of years
               ERV = redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

  The Company may advertise standardized average annual total return which includes separate account charges as well as non-standardized average annual total returns which may not include separate account charges or may include periods prior to Potentia's existence.

  There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                 CALCULATION OF POTENTIA GENERAL ACCOUNT VALUE

  The effect of the market value adjustment may be positive or negative or zero. If, for example, on the date of a withdrawal, the index rate described below is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will result in a reduction. If, for example, on the date of a withdrawal, the index rate value is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will result in an increase. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

 The market value adjustment is determined by the formula below, using the following factors:

 . A is the average 10 year Treasury Constant Maturity Series rate computed as an average of such rates as of the last business day of the last 60 complete months or the number of complete months since the Contract issue if less, determined as of the time of the transaction; and

 . B is the 10 year Treasury Constant Maturity Series rate determined as of the last business day of the calendar month prior to the transaction.

The market value adjustment will equal:

The amount surrendered or transferred out prior to the end of the market value adjustment term multiplied by:

                               (1+A)/5//(1+B)/5/

  The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

  Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

PERFORMANCE INFORMATION

 GENERAL

  Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

  The performance of the intermediate or long-term debt securities may be compared to the Merrill Lynch Corporate and Government Master Index. The Merill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

  The performance of North American-AG Growth & Income Division 16, North American-T. Rowe Price Science & Technology Division 17, North American-AG Social Awareness Division 12, North American-AG Stock Index Division 10, Putnam New Opportunities Division 26, and Putnam OTC & Emerging Growth Division 27 may be compared to the S&P 500/(R)/ Index.

  The performance of the North American-AG MidCap Index Division 4 may be compared to the record of the S&P 500/(R)/ Index and S&P MidCap 400 Index. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.64 billion as of March 31, 2000. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.

  The performance of North American-AG1 Money Market Division 6 may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

  The performance of the North American-AG Small Cap Index Division 14, North American - J. P. Morgan Small Cap Growth Division 35, Putnam OTC & Emerging Growth Division 2 may be compared to the Russell 2000/(R)/ Index ("Russell 2000"). The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size.

  The performance of the American Century Ultra Division 31 may be compared to both the S&P 500/(R)/ Index and the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Price Index. The NASDAQ Composite Price Index was developed by the National Association of Securities Dealers Inc.
(NASD) on May 17, 1971 with figures available from February 5, 1971, at which time the index value was 100. Through NASDAQ, the NASD provides daily, weekly, and monthly sets of stock price indicators for Over-the-Counter (OTC) securities in different industry categories. As of the end of 1999, over 4,000 issues were contained in the NASDAQ Composite Price Index.

  The performance of the North American - Goldman Sachs Large Cap Growth Division 39 may be compared to the Russell 1000 Growth Index. The "Russell 1000" Index/(R)/ ("Russell 1000") consists of the largest 1000 companies in the Russell 30000 Index/(R)/ ("Russell 3000"). The "Russell 1000" Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index was developed with a base value of 130,000 as of December 31, 1986. The Russell 3000 Index is composed of 3000 large U. S. Companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U. S. equity market. The Russell 3000 is comprised of stocks within the Russell 1000 and the Russell 2000 Indices. The "Russell 1000" was developed with a base value of 140,000 as of December 31, 1986.

  The performance of the Janus Advisor Worldwide Division 47 may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1,364 issues from 22 countries as well as certain South African gold. Total returns (with income reinvested) for the MSCI World Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with these indexes using the second method.

AVERAGE ANNUAL TOTAL RETURN AND CUMULATIVE RETURN TABLES

  In the prospectus and the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the two tables below.

  The information presented does not reflect the advantage under Potentia of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

  The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
                        IN A HYPOTHETICAL CONTRACT*
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2000)
 -------------------------------------------------------------------------------

                                                              FUND INCEPTION     SINCE
                     FUND AND DIVISION                             DATE        INCEPTION    10 YEARS    5 YEARS    1 YEAR
American Century Ultra Fund                                         11/02/81           -       18.91%     14.75%   -21.07%
Janus Adviser Worldwide Fund                                        09/13/93           -           -          -    -15.90%
North American - AG Aggressive Growth                               09/22/98       14.88%          -          -     -7.84%

Lifestyle Fund
North American - AG Conservative                                    09/22/98       11.37%          -          -      1.62%

Growth Lifestyle Fund
North American - AG Core Bond Fund                                  09/22/98        2.58%          -          -      6.93%
North American - AG Growth & Income Fund                            04/29/94       13.24%          -      12.26%   -12.13%
North American - AG MidCap Index Fund**                             10/01/91       15.58%          -      18.38%    15.02%
North American - AG Moderate Growth Lifestyle Fund                  09/22/98       12.81%          -          -     -1.99%
North American - AG Small Cap Index Fund                            05/01/92       10.11%          -       8.87%    -4.64%
North American - AG Social Awareness Fund                           10/02/89           -       14.30%     15.92%   -11.59%
North American - AG Stock Index Fund                                04/20/87           -       15.31%     16.39%   -10.59%
North American - AG Strategic Bond Fund                             09/22/98        2.95%          -          -      0.69%
North American - AG1 Money Market Fund                              01/16/86           -        3.18%      3.70%     4.47%
North American - Goldman Sachs Large Cap Growth Fund                09/22/98        9.67%          -          -    -23.74%
North American - J.P. Morgan Small Cap Growth Fund                  09/22/98       22.64%          -          -    -22.19%
North American - T. Rowe Price Science & Technology Fund            04/29/94       23.33%          -      15.38%   -35.09%
Putnam Global Growth Fund - Class A Shares                          09/01/67           -       11.72%     12.89%   -30.75%
Putnam New Opportunities Fund -Class A Shares                       08/31/90           -       22.72%     14.54%   -27.21%
Putnam OTC & Emerging Growth Fund - Class A Shares                  11/10/82           -       15.15%      5.66%   -51.99%


* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that
    future   performance will be the same.  The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees
    that would have been incurred during the hypothetical period.    The
    Standard Average Annual Total Return for all Divisions will be shown when it becomes available.

** On October 1, 1991, the Fund underlying the North American - AG MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the North American - AG MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

                                                                        TABLE II

                               CUMULATIVE RETURN
                          IN A HYPOTHETICAL CONTRACT*
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2000)

                                                              FUND INCEPTION     SINCE
                     FUND AND DIVISION                               DATE        INCEPTION    10 YEARS    5 YEARS    1 YEAR
American Century Ultra Fund                                         11/02/81           -      465.36%     98.93%   -21.07%
Janus Adviser Worldwide Fund                                        09/13/93           -           -          -    -15.90%
North American - AG Aggressive Growth                               09/22/98       37.07%          -          -     -7.84%

Lifestyle Fund
North American - AG Conservative                                    09/22/98       27.74%          -          -      1.62%

Growth Lifestyle Fund
North American - AG Core Bond Fund                                  09/22/98        5.95%          -          -      6.93%
North American - AG Growth & Income Fund                            04/29/94      129.27%          -      78.32%   -12.13%
North American - AG MidCap Index Fund**                             10/01/91      281.49%          -     132.44%    15.02%
North American - AG Moderate Growth Lifestyle Fund                  09/22/98       31.52%          -          -     -1.99%
North American - AG Small Cap Index Fund                            05/01/92      130.45%          -      52.97%    -4.64%
North American - AG Social Awareness Fund                           10/02/89           -      280.55%    109.31%   -11.59%
North American - AG Stock Index Fund                                04/20/87           -      315.65%    113.62%   -10.59%
North American - AG Strategic Bond Fund                             09/22/98        6.82%          -          -      0.69%
North American - AG1 Money Market Fund                              01/16/86           -       36.75%     19.95%     4.47%
North American - Goldman Sachs Large Cap Growth Fund                09/22/98       23.34%          -          -    -23.74%
North American - J.P. Morgan Small Cap Growth Fund                  09/22/98       59.03%          -          -    -22.19%
North American - T. Rowe Price Science & Technology Fund            04/29/94      305.24%          -     104.52%   -35.09%
Putnam Global Growth Fund - Class A Shares                          09/01/67           -      202.78%     83.35%   -30.75%
Putnam New Opportunities Fund -Class A Shares                       08/31/90           -      674.79%     97.11%   -27.21%
Putnam OTC & Emerging Growth Fund - Class A Shares                  11/01/82           -      309.71%     31.66%   -51.99%

* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Standard Average Annual Total Return for all Divisions will be shown when it becomes available.

** On October 1, 1991, the Fund underlying the North American - AG MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the North American - AG MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of payout payments under an annuity contract selected by a Participant which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

The contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of account value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3% in the group contract).

The portion of the first monthly variable payout payment derived from a division of VALIC Separate Account A is divided by the Payout Unit value for that division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another division or to provide a fixed annuity.

In any subsequent month, the dollar amount of the variable payout payment derived from each division is determined by multiplying the number of Payout Units in that division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the division or divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

Each deferred contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by the Contract, the Annuitant will be give the benefit of the new annuity rates.

PAYOUT UNIT VALUE

The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

Example 6.


1.    Payout Unit value, beginning of period.................................     $         .980000
2.    Net investment factor for Period (see Example 1).......................              1.023558
3.    Daily adjustment for 3 1/2% Assumed Investment Rate....................               .999906
4.    (2) x (3)..............................................................              1.023462
5.    Payout Unit value, end of period (1) x (4).............................      $       1.002993


ILLUSTRATION OF PAYOUT PAYMENTS

Example 7.  Annuitant age 65, Life Annuity with 120 Payments Certain

1.    Number of Purchase Units at Payout Date................................             10,000.00
2.    Purchase Unit value (see Example 1)....................................      $           1.800000
3.    Account Value of Contract (1) x (2)....................................      $      18,000.00
4.    First monthly Payout Payment per $1,000 of Account Value...............      $           5.63
5.    First monthly Payout Payment (3) x (4) - 1,000.........................      $         101.34
6.    Payout Unit value (see Example 10).....................................      $            .980000
7.    Number of Payout Units (5) - (6).......................................      $         103.408
8.    Assume Payout Unit value for second month equal to.....................      $            .997000
9.    Second monthly Payout Payment (7) x (8)................................      $         103.10
10.   Assume Payout Unit value for third month equal to......................      $            .95300
11.   Third monthly Payout Payment (7) x (10)................................      $          98.55


                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

  The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

  The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.

  Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses.


                                     EXPERTS

  The consolidated balance sheets of the Company at December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999, and 1998, and the statements of net assets and operations for the Company's Separate Account A at December 31, 2000 and for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                         COMMENTS ON FINANCIAL STATEMENTS


  The financial statements of the The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Report of Independent Auditors

To the Board of Directors
The Variable Annuity Life Insurance Company

     We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999 and 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for the years ended December 31, 2000, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.



                                        /s/ Ernst & Young LLP
                                        -------------------------------
Houston, Texas
January 23, 2001

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Consolidated Balance Sheets

At December 31
In millions, except share data

                                                                              2000       1999
                                                                             ------     ------
ASSETS      Investments
                Fixed maturity securities
                 (amortized cost: $21,192 in 2000 and $21,797 in 1999)         $21,076    $21,258
                Equity securities (cost: $350 in 2000 and $182 in 1999)            350        220
                Mortgage loans on real estate                                    1,628      1,478
                Real estate                                                         24         25
                Policy loans                                                       901        849
                Other long-term invested assets                                     32         95
                Short-term investments                                             120         94
                                                                               -------    -------
                  Total investments                                             24,131     24,019
                                                                               -------    -------
                Investment income receivable                                       379        387
                Cash                                                                13         26
                Deferred policy acquisition costs                                1,401      1,301
                Cost of insurance purchased                                         16         19
                Other assets                                                       642        181
                Assets held in separate accounts                                19,774     21,390
                                                                               -------    -------
                  Total assets                                                 $46,356    $47,323
                                                                               -------    -------
LIABILITIES     Policy reserves for fixed annuity investment contracts         $23,042    $23,441
                Other liabilities                                                  735        245
                Income tax liabilities                                             419        284
                Liabilities related to separate accounts                        19,774     21,390
                                                                               -------    -------
                  Total liabilities                                             43,970     45,360
                                                                               -------    -------
STOCKHOLDERS'   Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY           and outstanding in 2000 and 1999                                    4          4
                Additional paid-in capital                                         853        851
                Retained earnings                                                1,592      1,395
                Accumulated other comprehensive loss                               (63)      (287)
                                                                               -------    -------
                  Total stockholder's equity                                     2,386      1,963
                                                                               -------    -------
                  Total liabilities and stockholder's equity                   $46,356    $47,323
                                                                               -------    -------

See notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Consolidated Statements of Income

For the years ended December 31
In millions

                                                                            2000      1999      1998
                                                                           ------    ------    ------
REVENUES      Premium and other considerations                             $   40    $   19    $    -
              Charges and fees                                                318       242       182
              Net investment income                                         1,838     1,834     1,811
              Investment gains (losses)                                       (84)        5       (28)
              Other income                                                     18        (7)       (6)
                                                                           ------    ------    ------
                   Total revenues                                           2,130     2,093     1,959
                                                                           ------    ------    ------
BENEFITS AND  Insurance policy benefits                                        41        19         -
EXPENSES      Increase in policy reserves for fixed annuity contracts       1,198     1,213     1,296
              Operating costs and expenses                                    316       277       221
              Commissions                                                     165       149       124
              Change in deferred policy acquisition costs
                   and cost of insurance purchased                           (207)     (137)     (103)
                                                                           ------    ------    ------
                   Total benefits and expenses                              1,513     1,521     1,538
                                                                           ------    ------    ------
EARNINGS      Income before income tax expense                                617       572       421
              Income tax expense                                              209       195       137
                                                                           ------    ------    ------
                   Net income                                              $  408    $  377    $  284
                                                                           ------    ------    ------

See notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Consolidated Statements of Changes in Stockholder's Equity

For the years ended December 31
In millions


                                                                                2000      1999      1998
                                                                               ------    ------    ------
COMMON STOCK        Balance at beginning and end of year                       $    4    $    4    $    4
                                                                               ------    ------    ------
ADDITIONAL          Balance at beginning of year                                  851       833       711
PAID-IN-CAPITAL     Capital contribution from stockholder                           2        18       122
                                                                               ------    ------    ------
                         Balance at end of year                                   853       851       833
                                                                               ------    ------    ------
RETAINED            Balance at beginning of year                                1,395     1,142     1,039
EARNINGS            Net income                                                    408       377       284
                    Dividends paid to stockholder                                (211)     (124)     (181)
                                                                               ------    ------    ------
                         Balance at end of year                                 1,592     1,395     1,142
                                                                               ------    ------    ------
ACCUMULATED OTHER   Balance at beginning of year                                 (287)      527       306
COMPREHENSIVE       Change in net unrealized gains (losses) on securities         224      (814)      221
INCOME (LOSS)                                                                  ------    ------    ------
                         Balance at end of year                                   (63)     (287)      527
STOCKHOLDER'S                                                                  ------    ------    ------
EQUITY                   Balance at end of year                                $2,386    $1,963    $2,506
                                                                               ------    ------    ------

Consolidated Statements of Comprehensive Income


                                                                                 2000     1999       1998
                                                                                ------   ------     ------
NET INCOME      Net income                                                      $ 408    $   377    $ 284
                                                                                -----    -------    -----
OTHER           Change in net unrealized gains (losses) on securities
COMPREHENSIVE        Fair value of fixed maturity securities                      423     (1,684)     155
INCOME (LOSS)        Deferred policy acquisition costs and
                      cost of insurance purchased                                (128)       499      172
                     Deferred income taxes                                        (33)       351     (124)
                                                                                -----    -------    -----
                     Change in fixed maturity securities                          262       (834)     203
                     Change in equity securities and other                        (38)        20       18
                                                                                -----    -------    -----
                       Total                                                      224       (814)     221
COMPREHENSIVE                                                                   -----    -------    -----
INCOME (LOSS)   Comprehensive income (loss)                                     $ 632    $  (437)   $ 505
                                                                                -----    -------    -----

See notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Consolidated Statements of Cash Flows

For the years ended December 31
In millions

                                                                             2000       1999        1998
                                                                            ------     ------      ------
OPERATING   Net income                                                     $    408    $    377    $    284
ACTIVITIES  Reconciling adjustments to net cash provided by
             operating activities:
               Insurance and annuity liabilities                              1,198       1,213       1,296
               Deferred policy acquisition costs
                and cost of insurance purchased                                (225)       (137)       (103)
               Other, net                                                       126         (74)        (44)
                                                                           --------    --------    --------
                 Net cash provided by operating activities                    1,507       1,379       1,433
                                                                           --------    --------    --------
INVESTING   Investment purchases                                            (19,274)    (28,211)    (15,180)
ACTIVITIES  Investment dispositions and repayments                           19,586      27,789      14,732
            Net (increase) decrease in short-term investments                   (26)         70        (104)
                                                                           --------    --------    --------
                 Net cash provided by (used for) investing activities           286        (352)       (552)
                                                                           --------    --------    --------
FINANCING   Policyholder account deposits                                     4,510       4,251       3,756
ACTIVITIES  Policyholder account withdrawals                                 (2,556)     (2,033)     (1,777)
            Transfers to separate accounts                                   (3,551)     (3,218)     (2,728)
            Capital contribution from stockholder                                 2          18         122
            Dividends paid to stockholder                                      (211)       (124)       (181)
                                                                           --------    --------    --------
                 Net cash used for financing activities                      (1,806)     (1,106)       (808)
                                                                           --------    --------    --------
NET CHANGE  Net increase (decrease) in cash                                     (13)        (79)         73
IN CASH     Cash at beginning of year                                            26         105          32
                                                                           --------    --------    --------
                 Cash at end of year                                       $     13    $     26    $    105
                                                                           --------    --------    --------

See notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

December 31, 2000
In millions, except per share data

                                       1
                        SIGNIFICANT ACCOUNTING POLICIES

1.1 Organization and Nature of Operations

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 Preparation Of Financial Statements

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. To conform with the 2000 presentation, certain items in the prior year financial statements have been reclassified. All material intercompany transactions between VALIC and its subsidiaries have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 Accounting Changes

     Derivatives. On January 1, 2001, VALIC adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument are reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

     Upon adoption, SFAS 133 did not have a material impact on consolidated results of operations and financial position in future periods. The impact of the fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

1.4 Investments

     Fixed Maturity and Equity Securities. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     At various times, VALIC holds trading securities and reports them at fair value. VALIC held no trading securities at December 31, 2000 or 1999. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2000, 1999 or 1998.

     Equity partnerships, which are reported in equity securities, are accounted under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, VALIC records its proportionate interest in investment gains (losses).

     Mortgage Loans. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     Real Estate. VALIC classifies real estate as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

     Dollar Roll Agreements. Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. VALIC accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

     Policy Loans. Policy loans are reported at unpaid principal balance.

     Investment Income. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data

1.4 Investments -(Continued)

     VALIC recognizes income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, VALIC calculates a new effective yield and adjusts the net investment in the security accordingly. The adjustment is recognized in net investment income.

     Investment Gains (Losses). Investment gains (losses) are recognized using the specific identification method.

1.5 Derivative Financial Instruments

     Use of Derivatives. VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

     Interest Rate and Currency Swap Agreements. Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to, or receivable from, counterparties is included in other liabilities or other assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income
(loss) included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, VALIC defers the net swap settlement amount or unrealized gain (loss) and includes it in the recorded amount of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Gains or losses from early termination of a swap agreement are deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain (loss) on swap agreements is recognized in income.

     Swaptions. Options to enter into interest rate swap agreements limit VALIC's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in other long-term invested assets and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain (loss) is recognized in income.

1.6 Deferred Policy Acquisition Costs (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     If the estimate of future gross profits changes significantly, DPAC balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data

1.7 Cost of Insurance Purchased (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% in 2000, 1999 and 1998. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 Separate Accounts

     Separate accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in the separate accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds. Management fees and other charges assessed against the contracts are included in charges and fees.

1.9 Policy Reserves

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the board of directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5% at December 31, 2000 and 1999.

1.10 Recognition Of Revenues And Costs

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 Income Taxes

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income (loss) in stockholder's equity.

1.12 Statutory Accounting

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 2000, 1999, and 1998, or for the years then ended.

     Effective January 1, 2001, insurance companies are required to prepare statutory financial statements in accordance with the National Association of Insurance Commissioners' Codification of Statutory Accounting Principles. The adoption of codification did not have a material impact on VALIC's statutory net income or equity.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:

                                 2000      1999      1998
                                ------    ------    ------
Statutory net income            $  270    $  256    $  170
Change in DPAC and CIP             207       137       103
Investment valuation
   differences                      34        21        48
Policy reserve adjustments          38        42        67
Deferred income taxes             (105)      (58)      (57)
Other, net                         (36)      (21)      (47)
                                ------    ------    ------
     GAAP net income            $  408    $  377    $  284
                                ------    ------    ------
Statutory equity                $1,387    $1,331    $1,237
Asset valuation reserve            267       272       230
Investment valuation
   differences*                   (117)     (550)    1,128
DPAC and CIP                     1,417     1,320       687
Non-admitted assets                 44       104        72
Policy reserve adjustments         (54)      (92)     (134)
Deferred income taxes             (404)     (266)     (556)
Other, net                        (154)     (156)     (158)
                                ------    ------    ------
     GAAP equity                $2,386    $1,963    $2,506
                                ------    ------    ------

* Primarily GAAP unrealized gains (losses) on securities

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data

1.13 Coinsurance Transaction

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                       2
                                  INVESTMENTS

2.1 Net Investment Income

     Income by type of investment was as follows:

                                                2000      1999      1998
                                               ------    ------    ------
Non-affiliated fixed maturity securities       $1,604    $1,670    $1,664
Affiliated fixed maturity securities                6         2         3
Equity securities                                  20        15         -
Mortgage loans on real estate                     123       104       113
Other                                             114        71        63
                                               ------    ------    ------
  Gross investment income                       1,867     1,862     1,843
  Investment expense                              (29)      (28)      (32)
                                               ------    ------    ------
    Net investment income                      $1,838    $1,834    $1,811
                                               ------    ------    ------

     The carrying value of investments that produced no investment income during 2000 totaled $180 million or 0.75% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position. There were no investments during 1999 and 1998 that did not produce investment income.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended in the period December 31, 2000.

2.2 Investment Gains (Losses)

     Investment gains (losses) were as follows:

                                                    2000     1999     1998
                                                   -----    -----    -----
Fixed maturity securities
  Gross gains                                      $  50    $ 101    $ 14
  Gross losses                                      (136)     (86)    (50)
                                                   -----    -----    -----
    Total fixed maturity securities                  (86)      15     (36)
                                                   -----    -----    -----
Mortgage loans on real estate                          3       (4)      9
Real estate                                           (3)       -       7
Other long-term investments                          (11)       2       -
DPAC amortization and investment expense              13       (8)     (8)
                                                   -----    -----    -----
  Investment gains (losses)                        $ (84)   $   5    $(28)
                                                   -----    -----    -----

2.3 Fixed Maturity And Equity Securities

     Valuation. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                         Amortized Cost       Gross Unrealized Gains   Gross Unrealized Losses   Fair Value
                                        ----------------      ----------------------   -----------------------  -------------
                                        2000        1999        2000          1999         2000       1999      2000     1999
                                        ----        ----        ----          ----         ----       ----      ----     ----
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies           $   106     $   159      $   6        $  10        $   -      $  (1)    $   112   $   168

Obligations of states and
  political subdivisions                  126         105          2            -           (4)         (7)        124        98

Debt securities issued by
  foreign governments                     164         134          6            3           (2)          -         168       137

Corporate securities                   15,825      16,584        326          122         (558)       (639)     15,593    16,067

Mortgage-backed securities              4,954       4,774        112           31           (4)        (58)      5,062     4,747

Affiliated fixed maturity securities       17          27          -            -            -           -          17        27

Redeemable preferred stock                  -          14          -            -            -           -           -        14
                                      -------     -------      -----        -----        -----       -----     -------   -------
Total fixed maturity securities       $21,192     $21,797      $ 452        $ 166        $(568)      $(705)    $21,076   $21,258
                                      -------     -------      -----        -----        -----       -----     -------   -------
Equity securities                     $   350     $   182      $   6        $  38        $  (6)      $   -     $   350   $   220
                                      -------     -------      -----        -----        -----       -----     -------   -------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data

2.3 Fixed Maturity And Equity Securities - (Continued)

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:


                                                   Amortized    Fair
                                                     Cost       Value
                                                   ---------    -----
Fixed maturity securities, excluding
  mortgage-backed securities, due
    In one year or less                              $   713   $   714
    In years two through five                          4,666     4,686
    In years six through ten                           5,707     5,646
    After ten years                                    5,152     4,968
Mortgage-backed securities                             4,954     5,062
                                                     -------   -------
      Total fixed maturity securities                $21,192   $21,076
                                                     -------   -------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. VALIC may sell investments before maturity to achieve corporate requirements and investment strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                       2000    1999      1998
                                       ----    ----      ----
Gross unrealized gains                $ 452    $ 204    $1,237
Gross unrealized losses                (568)    (705)      (74)
DPAC adjustments                         31      159      (340)
Deferred federal income taxes            22       55      (296)
                                      -----    -----    ------
    Net unrealized gains
     (losses) on securities           $ (63)   $(287)   $  527
                                      -----    -----    ------

2.4 Mortgage Loans On Real Estate

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC generally requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:


                                                  2000   1999
Geographic distribution:
    Atlantic                                       44%    44%
    Central                                        33     31
    Pacific and Mountain                           23     25
                                                  ---    ---
      Total mortgage loans                        100%   100%
                                                  ---    ---
Property type:
    Office                                         43%    39%
    Retail                                         29     34
    Industrial                                     16     18
    Apartments                                      7      7
    Residential and other                           5      2
                                                  ---    ---
      Total mortgage loans                        100%   100%
                                                  ---    ---

     Allowance. Activity in the allowance for mortgage loan losses was as follows:


                                                 2000    1999    1998
                                                 ----    ----    ----
Balance at January 1                            $  14    $  12    $21
Provision for (recovery of)
 mortgage loan losses                               -        4     (7)
Deductions                                         (7)      (2)    (2)
                                                -----    -----    ---
Balance at December 31                          $   7    $  14    $12
                                                -----    -----    ---

     Impaired Loans. Impaired mortgage loans were $0, $17 million, and $13 million at December 31, 2000, 1999, and 1998, respectively. There was no interest income related to impaired loans for 2000, 1999 and 1998.

2.5 Cash Flows from Investing Activities

     Uses of cash for investment purchases were as follows:


                                            2000       1999       1998
                                            ----       ----       ----
Fixed maturity securities                  $ 8,537    $10,823    $ 5,469
Other                                       10,737     17,388      9,711
                                           -------    -------    -------
  Total                                    $19,274    $28,211    $15,180
                                           -------    -------    -------

     Sources of cash from investment dispositions and repayments were as follows:

                                             2000       1999       1998
                                             ----       ----       ----
Fixed maturity securities                  $ 9,068    $10,829    $ 4,444
Mortgage loans on
  real estate                                  134        133        241
Equity securities                              172         42          8
Real estate                                      -          4         17
Other                                       10,212     16,781     10,022
                                           -------    -------    -------
  Total                                    $19,586    $27,789    $14,732
                                           -------    -------    -------

                                       3

                   DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                                2000       1999       1998
                                                ----       ----       ----
Balance at January 1                          $ 1,301    $   665    $   392
Deferrals:
 Commissions                                       92         90         83
 Other acquisition costs                           86        106         77
Accretion of interest                              84         78         73
Amortization                                      (52)      (134)      (128)
Offset to realized (gains) losses                  18         (3)        (4)
Effect of net unrealized
 (gains) losses on securities                    (128)       499        172
                                              -------    -------    -------
Balance at December 31                        $ 1,401    $ 1,301    $   665
                                              -------    -------    -------

     An adjustment was recorded to DPAC amortization in 2000 to reflect revisions to underlying interest spread assumptions to more closely approximate expected future experience.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data

                                       4
                       COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                               2000    1999     1998
                                               ----    ----     ----
Balance at January 1                          $  19    $  22    $ -
Additions from acquisitions                       -        -     24
Accretion of interest                             1        1      1
Amortization                                     (4)      (4)    (3)
                                              -----    -----    ---
Balance at December 31                        $  16    $  19    $22
                                              -----    -----    ---

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $2 million, $2 million, $2 million, $1 million, and $1 million.

                                       5
                                 INCOME TAXES

5.1 Tax-Sharing Agreement

     VALIC, combined with its separate accounts, is taxed as a life insurance company. VALIC and the separate accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 Tax Liabilities

     Components of income tax liabilities and assets at December 31 were as follows:


                                                      2000     1999
                                                      ----     ----
Current tax liabilities                               $  15    $  18
Deferred tax liabilities, applicable to:
 Basis differential of investments                       15       31
 DPAC and CIP                                           485      451
 Other                                                   67       40
                                                      -----    -----
  Total deferred tax liabilities                        567      522
                                                      -----    -----
Deferred tax assets, applicable to:
 Policy reserves                                       (129)    (140)
 Basis differential of investments                      (16)    (176)
 Other                                                  (26)      (8)
                                                      -----    -----
  Gross deferred tax assets                            (171)    (324)
  Valuation allowance                                     8       68
                                                      -----    -----
   Total deferred tax assets, net                      (163)    (256)
                                                      -----    -----
  Net deferred tax liabilities                          404      266
                                                      -----    -----
   Total income tax liabilities                       $ 419    $ 284
                                                      -----    -----

     The deferred tax assets applicable to basis differential of investments at year-end 2000 and 1999 were due to recognition of unrealized losses on available-for-sale securities on the balance sheet. Since a portion of these deferred tax assets may not be realized, management established valuation allowances of $8 million in 2000 and $68 million in 1999. These balance sheet adjustments had no income statement impact.

5.3 Tax Expense

     Components of income tax expense were as follows:


                                                          2000    1999    1998
                                                          ----    ----    ----
Current:
  Federal                                                $ 101   $ 133    $ 78
  State                                                      3       4       2
                                                         -----   -----    ----
    Total current income
       tax expense                                         104     137      80
                                                         -----   -----    ----
Deferred, applicable to:
  DPAC                                                      79      48      35
  Policy reserves                                           11      (6)      4
  Basis differential of
     investments                                             5       8      13
  Other, net                                                10       8       5
                                                         -----   -----    ----
    Total deferred income
       tax expense                                         105      58      57
                                                         -----   -----    ----
       Income tax expense                                $ 209   $ 195    $137
                                                         -----   -----    ----

     A reconciliation between the federal income tax rate and the effective tax rate follows:


                                                          2000    1999     1998
                                                          ----    ----     ----
Federal income tax rate                                     35%      35%     35%
Income tax expense at
  applicable rate                                        $ 216    $ 200    $147
Dividends received
  deduction                                                (15)     (13)     (8)
Tax-exempt interest (ESOP)                                  (2)      (2)     (3)
State income taxes                                           6        5       4
Other items                                                  4        5      (3)
                                                         -----    -----    ----
  Income tax expense                                     $ 209    $ 195    $137
                                                         -----    -----    ----

5.4 Taxes Paid

     Income taxes paid to AGC were as follows:


                                      2000    1999     1998
                                      ----    ----     ----
Federal                              $ 102    $  99    $ 93
State                                    5        1       3
                                     -----    -----    ----

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data

                                       6

                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value, 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2001 is $270 million.

                                       7

                       DERIVATIVE FINANCIAL INSTRUMENTS

7.1 Interest Rate And Currency Swap Agreements

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                          2000     1999
                                                         ------   ------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                     $ 132    $  132
     Average receive rate                                 6.72%     6.72%
     Average pay rate                                     6.93      6.52
                                                         -----    ------
Currency swap agreements
  (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                         $  68    $  108
     Average exchange rate                                1.44      1.50
                                                         -----    ------
Currency swap agreements
  (receive U.S. $/pay Australian $)
     Notional amount (in U.S.$)                          $  23    $   23
     Average exchange rate                                1.85      1.85
                                                         -----    ------

7.2 Swaptions

     Swaptions at December 31 were as follows:

                                                         2000      1999
                                                        ------    ------
Call swaptions
     Notional amount                                     $ 470    $2,195
     Average strike rate                                  5.00%     4.63%
                                                         -----    ------
Put swaptions
     Notional amount                                     $ 545    $1,300
     Average strike rate                                  8.77%     8.50%
                                                         -----    ------

     The swaptions outstanding at December 31, 2000 expire in 2001. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

7.3 Credit And Market Risk

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                                       8

                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                                2000                                   1999
                                                   --------------------------------         ----------------------------
                                                   Fair Value       Carrying Amount         Fair Value   Carrying Amount
                                                   ----------       ---------------         ----------   ---------------
Assets
  Fixed maturity and equity securities               $21,426*            $21,426*              $21,478*          $21,478*
  Mortgage loans on real estate                        1,634               1,628                 1,414             1,478
  Policy loans                                           905                 901                   806               849
  Short-term investments                                 120                 120                    94                94
  Assets held in separate accounts                    19,774              19,774                21,390            21,390
Liabilities
  Insurance investment contracts                     $22,816             $23,042               $21,817           $23,441
  Liabilities related to separate accounts            19,774              19,774                21,390            21,390

* Includes derivative financial instruments with a fair value of $9 in 2000 and ($4) in 1999.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data

8. Fair Value of Financial Instruments -(Continued)

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     Fixed Maturity and Equity Securities. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     Mortgage Loans on Real Estate. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     Policy Loans. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     Assets and Liabilities Related to Separate Accounts. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds and on quoted market prices of the underlying fixed maturity and equity securities.

     Insurance Investment Contracts. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                       9

                    TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 2000 were as follows:

     Operating expenses include $75 million in 2000, $44 million in 1999, and $47 million in 1998, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $0 in 2000, $2 million in 1999, and $0 in 1998.

     On November 4, 1982, VALIC invested $12 million in a 13 1/2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of
$1 million were received on November 4, 2000, 1999, and 1998. VALIC recognized $1 million in interest income during 2000, 1999, and 1998.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2000, 1999, and 1998. VALIC recognized $1 million of interest income on the note during 2000, 1999, and 1998.

     VALIC paid common stock dividends of $211 million, $59.12 per share; $124 million, $34.69 per share; and $181 million, $50.63 per share to AGL in 2000, 1999, and 1998, respectively.

     VALIC received capital contributions of $2 million, $18 million, and $122 million from AGL in 2000, 1999, and 1998, respectively.

                                      10

                         COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the ordinary course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. Based upon information presently available, VALIC believes that the total amounts that may ultimately have to be paid arising from these lawsuits will not have a material adverse effect on VALIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $4 million, $6 million, and $5 million, at December 31, 2000, 1999, and 1998, respectively. The 2000 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data

                                      11

                            EMPLOYEE BENEFIT PLANS

11.1 Pension Plans

     VALIC provides several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                     2000      1999      1998
                                    ------    ------    ------
Service cost (benefits earned)
  during period                     $    2    $    1    $    2
Interest cost on projected
  benefit obligation                     2         2         1
Expected return on plan assets          (2)       (1)       (1)
                                    ------    ------    ------
  Total pension expense             $    2    $    2    $    2
                                    ------    ------    ------
Weighted-average discount
  rate on benefit obligation          8.00%     7.75%     7.00%
Rate of increase in
  compensation levels                 4.50%     4.25%     4.25%
Expected long-term rate of
  return on plan assets              10.35%    10.35%    10.25%
                                    ------    ------    ------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 2000 and 1999 for VALIC's defined benefit pension plan:

                                               2000    1999
                                               ----    ----
Projected benefit obligation                   $ 26    $ 22
Plan assets at fair value                        22      18
                                               ----    ----
Projected benefit obligation in excess of
  plan assets                                    (4)     (4)
Unrecognized net loss                            (4)     (2)
                                               ----    ----
    Net pension liability                      $ (8)   $ (6)
                                               ----    ----

     At December 31, 2000, the plans' assets were invested as follows: (1) 66% in equity mutual funds managed outside of AGC; (2) 28% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 6% in AGC stock.

11.2 Postretirement Benefits Other Than Pensions

     VALIC, through AGC, provides life, medical, supplemental major medical, and dental benefits for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $3.1 million and $2.7 million at year-end 2000 and 1999, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 2000, 1999, and 1998 was immaterial.

                                      12

                               SUBSEQUENT EVENT

     On March 12, 2001, AGC entered into a definitive agreement with Prudential plc. Under the agreement, AGC's shareholders will exchange shares of AGC's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

================================================================================
                               TABLE OF CONTENTS
================================================================================


The Variable Annuity Life Insurance Company
Separate Account A - Annual Report
December 31, 2000


Report of Independent Auditors ......................................    1
Summary of Financial Statements .....................................    3
Statement of Net Assets .............................................    4
Statement of Operations .............................................   10
Statements of Changes in Net Assets .................................   18
Notes to Financial Statements .......................................   43

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                        1
================================================================================


To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

We have audited the accompanying statement of net assets of The Variable Annuity Life Insurance Company Separate Account A (comprised of the following divisions:
1, 2, 4 through 8 inclusive, 10A, 10B, 10C, 10D, and 11 through 73 inclusive) (collectively the "Separate Account") as of December 31, 2000. We have also audited the related statement of operations for the period ended December 31, 2000 as indicated therein, and the statements of changes in net assets for the periods ended December 31, 2000 and 1999 as indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements referred to above present fairly, in all material respects the financial position of the Separate Account at December 31, 2000, and the results of its operations for the period ended December 31, 2000 as indicated therein, and changes in its net assets for the periods ended December 31, 2000 and 1999 as indicated therein, in conformity with accounting principles generally accepted in the United States.



                                         /s/ Ernst & Young LLP

Houston, Texas
March 30, 2001

================================================================================
 2
================================================================================








                          [Intentionally Left Blank]

================================================================================
                        SUMMARY OF FINANCIAL STATEMENTS                       3
================================================================================


STATEMENT OF NET ASSETS
December 31, 2000
                                                                                                              ALL DIVISIONS
ASSETS:                                                                                                    --------------------
Investment in shares of mutual funds, at market (cost $19,755,974,159) ........................            $     19,597,051,375
Balance due from VALIC general account, net ...................................................                      14,081,412
Receivable for mutual fund sales, net .........................................................                      41,168,073
                                                                                                           --------------------
NET ASSETS ....................................................................................            $     19,652,300,860
                                                                                                           --------------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts
  (net of applicable contract loans - partial withdrawals with right of reinvestment)..........            $     19,537,316,345
Reserves for annuity contracts on benefit .....................................................                      24,615,927
Capital surplus ...............................................................................                      90,368,588
                                                                                                           --------------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................            $     19,652,300,860
                                                                                                           --------------------


STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME:                                                                                             ALL DIVISIONS
                                                                                                           --------------------
Dividends from mutual funds ...................................................................            $        198,555,195
                                                                                                           --------------------
EXPENSES:
Mortality and expense risk charge .............................................................                     231,144,881
Reimbursement of expenses .....................................................................                     (14,689,232)
  NET EXPENSES ................................................................................                     216,455,649
                                                                                                           --------------------
NET INVESTMENT LOSS ...........................................................................                     (17,900,454)
                                                                                                           --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ..............................................................                     563,854,383
Capital gains distributions from mutual funds .................................................                   2,313,016,253
Net unrealized depreciation of investments during the period ..................................                  (6,318,164,150)
                                                                                                           --------------------
  Net realized and unrealized loss on investments .............................................                  (3,441,293,514)
                                                                                                           --------------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................            $     (3,459,193,968)
                                                                                                           --------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                    ALL DIVISIONS
                                                                                           ------------------------------------
For the Years Ended December 31                                                                  2000                1999
                                                                                           ------------------------------------
OPERATIONS:
Net investment income (loss) .........................................................     $    (17,900,454)   $     28,072,313
Net realized gain on investments .....................................................          563,854,383         492,418,714
Capital gains distributions from mutual funds ........................................        2,313,016,253       1,237,635,279
Net unrealized appreciation (depreciation) of investments during the period...........       (6,318,164,150)      2,750,587,412
                                                                                           ------------------------------------
  Increase (decrease) in net assets resulting from operations ........................       (3,459,193,968)      4,508,713,718
                                                                                           ------------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................................        3,095,578,212       2,904,038,286
Surrenders of accumulation units by terminations and withdrawals .....................       (1,689,421,976)     (1,008,041,123)
Annuity benefit payments .............................................................           (3,413,576)         (3,151,245)
Amounts transferred from VALIC general account, net ..................................          402,643,107         312,589,668
                                                                                           ------------------------------------
  Increase in net assets resulting from principal transactions .......................        1,805,385,767       2,205,435,586
                                                                                           ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................................       (1,653,808,201)      6,714,149,304
NET ASSETS:
Beginning of period ..................................................................       21,306,109,061      14,591,959,757
                                                                                           ------------------------------------
End of period ........................................................................     $ 19,652,300,860    $ 21,306,109,061
                                                                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
 4                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================


                                                                                 NAF VPS I                      NAF VPS I
                                                                       AG Capital Conservation Fund       AG 1 Money Market Fund
                                                                      ------------------------------  ------------------------------
                                                                        Division 1      Division 7      Division 2      Division 6
                                                                      --------------  --------------  --------------  --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $   4,471,911   $  47,046,482   $   4,220,538   $ 494,822,048
Balance due from (to) VALIC general account .......................         146,578        (170,976)         83,426       4,065,448
Receivable (payable) for mutual fund sales (purchases) ............            (431)         80,290             (70)     (3,649,966)
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $   4,613,830   $  46,955,796   $   4,303,894   $ 495,222,134
Reserves for annuity contracts on benefit .........................           4,228              --              --          15,396
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

                                                                                        NAF VPS I       NAF VPS I
                                                                        NAF VPS I       AG Social   AG International   NAF VPS I
                                                                     AG International   Awareness      Government     AG Small Cap
                                                                       Equities Fund      Fund          Bond Fund      Index Fund
                                                                        Division 11    Division 12     Division 13    Division 14
                                                                     ---------------- ------------- ---------------- ---------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $ 129,442,791   $ 530,593,450   $ 112,066,758   $ 226,486,385
Balance due from (to) VALIC general account .......................      (1,587,401)        221,980          (6,087)         60,794
Receivable (payable) for mutual fund sales (purchases) ............       1,996,020         937,581         222,382         727,794
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $ 129,663,602   $ 531,463,760   $ 112,246,851   $ 226,988,524
Reserves for annuity contracts on benefit .........................         187,808         289,251          36,202         286,449
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

                                                                         Vanguard        Vanguard                        Vanguard
                                                                         Long-Term      Long-Term      Vanguard         Wellington
                                                                      Corporate Fund  Treasury Fund Windsor II Fund        Fund
                                                                        Division 22    Division 23    Division 24      Division 25
                                                                      --------------  ------------- ---------------   --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $  74,090,594   $ 196,111,873   $ 762,121,966   $ 564,663,717
Balance due from (to) VALIC general account .......................         248,283          45,299         942,009         408,893
Receivable (payable) for mutual fund sales (purchases) ............         289,580         707,115       1,096,222       2,122,068
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $  74,586,023   $ 196,824,884   $ 763,867,691   $ 566,872,153
Reserves for annuity contracts on benefit .........................          42,434          39,403         292,506         322,525
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 5
================================================================================

  NAF VPS I AG        NAF VPS I AG         NAF VPS I                                   NAF VPS I
  MidCap Index      Asset Allocation     AG Government                             AG Stock Index Fund
      Fund                Fund          Securities Fund    ----------------------------------------------------------------------
   Division 4          Division 5          Division 8       Division 10A      Division 10B        Division 10C      Division 10D
---------------     ----------------    ----------------   --------------    --------------    ----------------     -------------
$    992,519,408    $  220,171,681      $     91,507,999   $ 470,029,657     $  35,512,533     $  4,243,870,843     $  45,782,944
          15,349            58,018                26,328      (2,143,881)         (292,142)           3,783,821           295,601
       2,222,033           254,511                54,636         282,998               932            9,271,631               988
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    994,133,083    $  220,246,198      $     91,588,963   $ 456,564,612     $  33,784,076     $  4,252,433,426     $  45,870,022
         623,707           238,012                    --      11,604,162         1,437,247            4,492,869           209,511
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

                                           NAF VPS I                                              NAF VPS I            NAF VPS I
                                        T. Rowe Price         NAF VPS I                           American             American
    NAF VPS I         NAF VPS I            Science &          Founders/        Templeton          Century              Century
   Core Equity       AG Growth &           Technology       T. Rowe Price    Asset Strategy    International           Income &
      Fund           Income Fund             Fund          Small Cap Fund    Fund, Class 1      Growth Fund           Growth Fund
   Division 15       Division 16          Division 17        Division 18      Division 19       Division 20           Division 21
----------------    --------------      ----------------   --------------    --------------    ----------------     -------------
$    981,879,653    $  264,942,567      $  2,594,873,974   $ 767,809,090     $ 287,518,770     $    649,775,791     $ 262,147,637
          56,980            62,322               572,850         252,831           (41,712)             231,052           329,350
       3,711,211           504,183             6,507,033       2,281,132           779,939            1,892,682           662,323
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    985,028,186    $  265,389,009      $  2,600,735,316   $ 769,989,723     $ 287,885,005     $    651,368,025     $ 262,958,484
         619,658           120,063             1,218,541         353,330           371,992              531,500           180,826
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

      Putnam        Putnam OTC &                            Neuberger &        NAF VPS I
        New           Emerging              Putnam            Berman           Founders            American           Templeton
   Opportunities    Growth Fund,        Global Growth      Guardian Trust      Large Cap           Century          Foreign Fund,
   Fund, Class A      Class A           Fund, Class A           Fund          Growth Fund         Ultra Fund           Class A
    Division 26      Division 27         Division 28       Division 29/(1)/   Division 30         Division 31        Division 32
----------------    --------------      ----------------   ----------------  -------------     ----------------     -------------
$  1,042,567,268    $  409,210,198      $    566,227,548   $          --     $ 747,791,467     $  1,108,091,336     $ 326,045,773
       1,415,214          (548,117)              805,513              --           710,881            1,328,324           183,377
       2,592,968         2,133,555             1,239,717              --         2,113,622            1,236,557         1,429,681
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$  1,046,438,043    $  410,725,357      $    568,114,482   $          --     $ 750,493,724     $  1,110,222,935     $ 327,508,771
         137,407            70,279               158,296              --           122,246              433,282           150,060
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

================================================================================
 6                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                                      American       NAF VPS II
                                                                    NAF VPS II        General        J.P. Morgan     NAF VPS II
                                                                   International   International      Small Cap       Small Cap
                                                                    Growth Fund      Value Fund      Growth Fund     Value Fund
                                                                    Division 33    Division 34/(1)/  Division 35     Division 36
                                                                   -------------   ---------------- -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 18,178,447    $           --   $ 23,908,109    $  8,218,486
Balance due from (to) VALIC general account......................         4,102                --         86,649         244,134
Receivable (payable) for mutual fund sales (purchases)...........        (4,385)               --        (87,232)       (244,385)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $  7,908,782    $           --   $ 17,387,040    $  3,217,693
Reserves for annuity contracts on benefit........................            --                --         13,283              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $  7,908,782    $           --   $ 17,400,323    $  3,217,693
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................    10,269,382                --      6,507,203       5,000,542
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

                                                                                    NAF VPS I
                                                                     NAF VPS II       Putnam        NAF VPS I AG         Janus
                                                                     AG 2 Money    Opportunities    Nasdaq-100(R)       Adviser
                                                                    Market Fund        Fund          Index Fund     Worldwide Fund
                                                                    Division 44     Division 45      Division 46      Division 47
                                                                   -------------   --------------   -------------   --------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 31,490,350    $       90,844   $  3,105,221    $  2,345,856
Balance due from (to) VALIC general account......................      (308,166)           (5,634)       183,891         119,783
Receivable (payable) for mutual fund sales (purchases)...........       307,980             5,634       (183,891)       (119,783)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................     5,112,021                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

                                                                     Evergreen       Evergreen
                                                                     Small Cap       Growth and       Evergreen      NAF VPS II
                                                                    Value Fund,     Income Fund,     Value Fund,    AG Core Bond
                                                                      Class A         Class A          Class A          Fund
                                                                    Division 55     Division 56      Division 57     Division 58
                                                                   ------------    --------------   ------------    ------------
ASSETS:

Investment in shares of mutual funds, at market..................  $    850,430    $      149,620   $    346,425    $  7,680,894
Balance due from (to) VALIC general account......................        65,450            46,490         10,064         (16,841)
Receivable (payable) for mutual fund sales (purchases)...........       (65,490)          (46,492)       (11,528)         16,801
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $    850,390    $      149,618   $    344,961    $  1,233,163
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $    850,390    $      149,618   $    344,961    $  1,233,163
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................            --                --             --       6,447,691
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                 STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 7
================================================================================

  NAF VPS II           NAF VPS II        NAF VPS II          NAF VPS II          NAF VPS II                           American
   INVESCO          Neuberger Berman    Goldman Sachs       State Street        AG Socially         American           General
MidCap Growth         MidCap Value        Large Cap          Large Cap          Responsible          General        Domestic Bond
    Fund                  Fund           Growth Fund         Value Fund            Fund           Balanced Fund          Fund
 Division 37           Division 38       Division 39        Division 40         Division 41       Division 42/(1)/ Division 43/(1)/
-------------       ----------------    --------------      -------------       -------------     ---------------- ----------------
$  12,309,083        $  26,474,746      $   22,683,579      $   5,977,085       $  13,223,667     $         --     $         --
      156,349              605,829              55,439             47,276               3,415               --               --
     (156,551)            (606,673)            (56,073)           (47,345)             (3,573)              --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   6,675,164        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
       13,454                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   6,688,618        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    5,620,263            7,411,861           3,076,271          3,773,279           6,557,727               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------

   NAF VPS II         NAF VPS II          NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive       AG Moderate       AG Conservative                            Vanguard      LifeStrategy    LifeStrategy
Growth Lifestyle    Growth Lifestyle    Growth Lifestyle    T. Rowe Price        LifeStrategy      Moderate      Conservative
     Fund                Fund                Fund           Small Cap Fund        Growth Fund     Growth Fund     Growth Fund
  Division 48         Division 49         Division 50       Division 51/(1)/      Division 52     Division 53     Division 54
----------------    ----------------    ----------------    ----------------    --------------  --------------   --------------
$  15,077,758        $  23,985,106      $   13,809,639      $          --       $  38,572,241     $ 43,200,815     $  7,711,045
       61,487               58,637              10,335                 --             165,123          120,435           12,701
      (61,839)             (59,206)            (10,518)                --            (165,264)        (120,495)         (12,730)
-------------        -------------      --------------      -------------       -------------     ------------     ------------
   15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
           --                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    6,977,182            6,666,504           6,524,735                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------


                                                             INVESCO          Warburg Pincus         MAS
NAF VPS II AG         NAF VPS II AG                          Blue Chip        Small Company     Mid Cap Growth     Evergreen
Strategic Bond       High Yield Bond         Janus          Growth Fund,       Growth Fund,       Portfolio,     Special Equity
   Fund                   Fund               Fund          Investor Class      Common Class     Adviser Class    Fund, Class A
 Division 59           Division 60        Division 61        Division 62       Division 63       Division 64      Division 65
--------------      ----------------     -------------     ---------------    ----------------  ---------------  ---------------
$   5,843,370        $   5,456,638      $    3,131,422      $     805,081       $     440,647     $    561,749     $  130,578
       (3,167)              14,106             159,788             16,880              23,412          112,188          2,741
        3,145              (14,126)           (160,032)           (16,968)            (22,037)        (112,186)        (2,760)
-------------        -------------      --------------      -------------       -------------     ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
-------------        -------------      --------------      -------------       -------------     ------------     ----------



$     398,551        $     477,488      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
           --                   --                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$     398,551        $     477,488      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------
    5,444,797            4,979,130                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------

--------------------------------------------------------------------------------

================================================================================
 8                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                         Sit             Sit                           Ariel
                                                                      Small Cap      Mid Cap Growth     Ariel       Appreciation
                                                                     Growth Fund         Fund           Fund           Fund
                                                                     Division 66     Division 67    Division 68     Division 69
                                                                   --------------  --------------  --------------  --------------
ASSETS:
Investment in shares of mutual funds, at market ................   $    454,301    $    235,495    $    177,526     $  209,603
Balance due from (to) VALIC general account ....................         20,475          24,338          13,270         18,842
Receivable (payable) for mutual fund sales (purchases) .........        (20,496)        (24,350)        (13,296)       (18,861)
                                                                   --------------  --------------  --------------  --------------
NET ASSETS .....................................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)  $    454,280    $    235,483    $    177,500     $  209,584
Reserves for annuity contracts on benefit ......................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES ..................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CAPITAL SURPLUS ................................................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ..............   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------


















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 9
================================================================================

                                    NAF VPS I        NAF VPS I
                   Dreyfus        T. Rowe Price    T. Rowe Price
   Lou Holland    Basic GNMA        Blue Chip     Health Sciences
   Growth Fund      Fund           Growth Fund         Fund
   Division 70     Division 71     Division 72      Division 73
 --------------  --------------  --------------  --------------
  $    151,871   $    885,006    $  1,266,300    $   3,497,692
        51,683          2,027          10,547          327,129
      (57,734)         (2,051)        (10,661)        (327,393)
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------


  $   145,820    $    884,982    $  1,266,186    $   3,497,428
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------












--------------------------------------------------------------------------------

================================================================================
 10       STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================



                                                                             NAF VPS I                        NAF VPS I
                                                                   AG Capital Conservation Fund         AG 1 Money Market Fund
                                                                 -------------------------------    -------------------------------
                                                                  Division 1        Division 7        Division 2        Division 6
                                                                 --------------   --------------    --------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ...................................  $   314,005      $  3,154,950      $   275,602     $   25,809,466
                                                                 --------------   --------------    --------------   --------------

EXPENSES:
Mortality and expense risk charge .............................       46,789           465,425           47,019          4,286,808
Reimbursement of expenses .....................................           --                --               --                 --
                                                                 --------------   --------------    --------------   --------------
  Net expenses ................................................       46,789           465,425           47,019          4,286,808
                                                                 --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................      267,216         2,689,525          228,583         21,522,658
                                                                 --------------   --------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments .......................     (102,056)         (900,335)              --                 --
Capital gains distributions from mutual funds .................           --                --               --                 --

Net unrealized appreciation (depreciation)
  of investments during the period.............................      132,114         1,907,630               --                 --
                                                                 --------------   --------------    --------------   --------------
Net realized and unrealized gain (loss) on investments ........       30,058         1,007,295               --                 --
                                                                 --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................  $   297,274      $  3,696,820      $   228,583      $  21,522,658
                                                                 ==============   ==============    ==============   ==============

                                                                            NAF VPS I       NAF VPS I AG
                                                         NAF VPS I AG       AG Social       International      NAF VPS I
                                                         International      Awareness         Government      AG Small Cap
                                                         Equities Fund        Fund            Bond Fund       Index Fund
                                                          Division 11        Division 12      Division 13      Division 14
                                                         --------------   --------------    -------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $   1,689,577    $   4,735,031     $  3,043,898    $   2,780,811
                                                         --------------   --------------    -------------   --------------
EXPENSES:
Mortality and expense risk charge ....................       1,510,075        5,765,298        1,220,744        2,371,459
Reimbursement of expenses ............................              --               --               --               --
                                                         --------------   --------------    -------------   --------------
   Net expenses ......................................       1,510,075        5,765,298        1,220,744        2,371,459
                                                         --------------   --------------    -------------   --------------
NET INVESTMENT INCOME (LOSS) .........................         179,502       (1,030,267)       1,823,154          409,352
                                                         --------------   --------------    -------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............       3,225,740       24,019,324      (10,488,454)      10,330,744
Capital gains distributions from mutual funds ........      15,426,095       12,382,615          440,982       27,771,111
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (48,585,868)    (103,242,859)       1,075,379      (49,440,681)
                                                         --------------   --------------    -------------   --------------
Net realized and unrealized gain (loss) on investments     (29,934,033)     (66,840,920)      (8,972,093)     (11,338,826)
                                                         --------------   --------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (29,754,531)   $ (67,871,187)    $ (7,148,939)   $ (10,929,474)
                                                         ==============   ==============    =============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000       11
================================================================================

       NAF VPS I AG      NAF VPS I AG      NAF VPS I AG
      MidCap Index    Asset Allocation     Government                                NAF VPS I AG
         Fund              Fund          Securities Fund                           Stock Index Fund
                                                         --------------------------------------------------------------------
      Division 4        Division 5         Division 8     Division 10A      Division 10B      Division 10C      Division 10D
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $   8,553,498     $  7,608,739     $   5,106,143     $   4,178,707     $    296,359      $   38,428,231    $     444,552
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

        9,213,690        2,353,858           839,538         5,341,209          219,724          44,286,909          528,065
                -                -                 -                 -          (37,886)                  -                -
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        9,213,690        2,353,858           839,538         5,341,209          181,838          44,286,909          528,065
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        (660,192)        5,254,881         4,266,605        (1,162,502)         114,521          (5,858,678)         (83,513)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       36,259,218        9,998,010       (1,248,563)        58,100,954        4,671,415         134,471,258        8,620,639
      218,281,975       18,226,112                 -        12,965,173          976,822         117,452,887        1,267,724

     (122,677,101)     (41,598,665)         6,463,950     (249,839,012)      (8,576,276)       (602,906,183)     (14,070,038)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      131,864,092      (13,374,543)         5,215,387     (178,772,885)      (2,928,039)       (350,982,038)      (4,181,675)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $  131,203,900    $ (8,119,662)    $    9,481,992    $(179,935,387)    $  (2,813,518)    $ (356,840,716)   $  (4,265,188)
    ==============    =============    ==============    ==============    ==============    ==============    ==============


                                          NAF VPS I                                           NAF VPS I         NAF VPS I
                                        T. Rowe Price     NAF VPS I                           American           American
       NAF VPS I         NAF VPS I        Science &        Founders/         Templeton         Century            Century
      Core Equity       AG Growth &      Technology      T. Rowe Price     Asset Strategy    International        Income &
         Fund           Income Fund         Fund         Small Cap Fund     Fund, Class 1     Growth Fund        Growth Fund
      Division 15       Division 16      Division 17      Division 18        Division 19      Division 20        Division 21
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $     755,611     $  2,026,112     $           -     $     509,684     $   7,315,095     $  15,434,819     $     929,912
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       10,926,342        2,985,096        35,203,677         9,820,666         3,604,645         8,814,832         2,836,422
                -                -                 -        (1,336,346)                -                 -          (568,145)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
       10,926,342        2,985,096        35,203,677         8,484,320         3,604,645         8,814,832         2,268,277
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      (10,170,731)        (958,984)      (35,203,677)       (7,974,636)        3,710,450         6,619,987        (1,338,365)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       75,965,323       19,323,823        82,098,661       286,794,458         2,341,007       (14,071,384)      (15,637,390)
      332,545,055       52,044,120       655,556,584                 -        50,257,931        90,908,468         1,741,982

    (475,687,298)     (107,083,342)   (2,085,361,983)     (215,000,925)      (59,158,641)     (124,968,633)        6,520,778
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
     (67,176,920)      (35,715,399)   (1,347,706,738)       71,793,533        (6,559,703)      (48,131,549)       (7,374,630)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $(77,347,651)    $ (36,674,383)  $(1,382,910,415)    $  63,818,897      $ (2,849,253)   $  (41,511,562)     $ (8,712,995)
    ==============    =============    ==============    ==============    ==============    ==============    ==============

================================================================================
 12        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                            Vanguard       Vanguard                        Vanguard
                                                            Long-Term      Long-Term        Vanguard      Wellington
                                                         Corporate Fund  Treasury Fund   Windsor II Fund     Fund
                                                          Division 22     Division 23      Division 24    Division 25
                                                         --------------  -------------   ---------------  -----------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $  4,687,166    $  9,031,802    $ 15,970,629     $20,386,708
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................        803,190       1,836,235       8,213,529       6,462,377
Reimbursement of expenses ............................       (163,543)       (369,492)             --              --
                                                         ------------    ------------    ------------     -----------
  Net expenses .......................................        639,647       1,466,743       8,213,529       6,462,377
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................      4,047,519       7,565,059       7,757,100      13,924,331
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments ..............     (1,893,045)     (3,383,592)    (12,910,069)     (3,860,826)
Capital gains distributions from mutual funds ........             --              --      32,626,441      27,960,932
Net unrealized appreciation (depreciation)
  of investments during the period ...................      4,808,488      21,896,610      68,985,834       7,788,693
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................      2,915,443      18,513,018      88,702,206      31,888,799
                                                         ------------    ------------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................   $  6,962,962    $ 26,078,077    $ 96,459,306     $45,813,130
                                                         ============    ============    ============     ===========

                                                                            American       NAF VPS II
                                                           NAF VPS II       General        J.P. Morgan    NAF VPS II
                                                          International  International      Small Cap     Small Cap
                                                           Growth Fund     Value Fund      Growth Fund    Value Fund
                                                           Division 33   Division 34/(1)/  Division 35    Division 36
                                                         --------------  -------------   --------------   ------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $     40,235    $         --    $          8     $    79,681
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................         18,966          21,586         104,581           4,699
Reimbursement of expenses ............................         (5,832)         (5,540)        (37,909)         (1,293)
                                                         ------------    ------------    ------------     -----------
   Net expenses ......................................         13,134          16,046          66,672           3,406
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................         27,101         (16,046)        (66,664)         76,275
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............        362,225       1,597,288       1,181,503          30,739
Capital gains distributions from mutual funds ........      1,038,404              --       2,952,973         783,564
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (2,987,949)     (3,144,623)    (10,982,458)        231,053
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................     (1,587,320)     (1,547,335)     (6,847,982)      1,045,356
                                                         ------------    ------------    ------------     -----------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (1,560,219)   $ (1,563,381)   $ (6,914,646)    $ 1,121,631
                                                         ============    ============    ============     ===========

(1) For the period January 1, 2000 to December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000        13
================================================================================

     Putnam          Putnam OTC &                          Neuberger &          NAF VPS I
      New              Emerging            Putnam            Berman             Founders          American         Templeton
 Opportunities       Growth Fund,      Global Growth     Guardian Trust         Large Cap         Century        Foreign Fund,
 Fund, Class A         Class A         Fund, Class A          Fund             Growth Fund       Ultra Fund         Class A
  Division 26        Division 27        Division 28      Division 29/(1)/      Division 30       Division 31      Division 32
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
$             4    $            --    $            --    $        195,462    $            --    $          --    $   7,011,336
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     15,020,448          7,247,846          7,248,424             651,638         11,212,258       14,272,668        3,969,270
     (3,016,698)        (1,490,145)        (1,431,599)           (129,964)        (2,268,396)      (2,834,588)        (800,613)
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
     12,003,750          5,757,701          5,816,825             521,674          8,943,862       11,438,080        3,168,657
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
    (12,003,746)        (5,757,701)        (5,816,825)           (326,212)        (8,943,862)     (11,438,080)       3,842,679
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     17,925,902         57,145,172         15,982,512         (15,117,116)      (216,810,934)       8,903,482       (6,285,406]
    145,256,703        102,244,084         89,778,642                  --        151,256,167      132,737,069        6,419,696

   (545,316,085)      (591,471,443)      (318,770,444)         13,300,805       (215,970,656)    (402,772,564)     (19,720,657)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
   (382,133,480)      (432,082,187)      (213,009,290)         (1,816,311)      (281,525,423)    (261,132,013)     (19,586,367)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------

$  (394,137,226)  $   (437,839,888)   $  (218,826,115)   $     (2,142,523)    $ (290,469,285)   $(272,570,093)   $ (15,743,688)
===============   ================    ===============    ================     ==============    =============    =============

                     NAF VPS II
   NAF VPS II        Neuberger          NAF VPS II          NAF VPS II         NAF VPS II                            American
    INVESCO            Berman          Goldman Sachs       State Street        AG Socially         American           General
 MidCap Growth      MidCap Value         Large Cap          Large Cap          Responsible         General         Domestic Bond
     Fund               Fund            Growth Fund         Value Fund            Fund          Balanced Fund          Fund
  Division 37        Division 38        Division 39         Division 40        Division 41      Division 42/(1)/  Division 43/(1)/
---------------    ---------------    ---------------    ----------------    ---------------    ---------------  -----------------
$        10,606    $        45,583    $         5,001     $        56,169    $       149,662    $       251,740    $       104,913
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

         25,117             35,109            129,648              11,715             39,752             32,645              5,270
         (7,014)           (12,253)           (50,519)             (3,272)           (14,430)           (10,197)            (1,503)
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         18,103             22,856             79,129               8,443             25,322             22,448              3,767
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         (7,497)            22,727            (74,128)             47,726            124,340            229,292            101,146
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------


        666,462            355,880          1,041,257              67,479            361,444          1,082,927            (33,631)
      3,025,026            834,182          1,185,930              54,370            147,436                 --                 --

     (4,331,987)         2,176,277         (8,586,198)            150,700         (1,897,535)        (1,155,747)           110,710
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
       (640,499)         3,366,339         (6,359,011)            272,549         (1,388,655)           (72,820)            77,079
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

$      (647,996)   $     3,389,066    $    (6,433,139)   $        320,275    $    (1,264,315)   $       156,472   $        178,225
===============    ===============    ===============    ================    ===============    ===============   ================

================================================================================
14        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                                NAF VPS I
                                                               NAF VPS II        Putnam          NAF VPS I AG           Janus
                                                               AG 2 Money     Opportunities      Nasdaq-100(R)         Adviser
                                                               Market Fund        Fund            Index Fund        Worldwide Fund
                                                               Division 44    Division 45/(2)/   Division 46/(2)/   Division 47/(2)/
                                                               -----------    ----------------   ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................    $ 1,119,513       $        --      $       621         $   10,632
                                                               -----------       -----------      -----------         ----------
EXPENSES:

Mortality and expense risk charge .........................        121,874                36            1,007                938
Reimbursement of expenses .................................        (32,048)               --               --               (189)
                                                               -----------       -----------      -----------         ----------
   Net expenses............................................         89,826                36            1,007                749
                                                               -----------       -----------      -----------         ----------
NET INVESTMENT INCOME (LOSS) ..............................      1,029,687               (36)            (386)             9,883
                                                               -----------       -----------      -----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments ...................             --           (13,049)         (61,806)            (5,089)
Capital gains distributions from mutual funds .............             --                --               --                 --
Net unrealized appreciation (depreciation)
  of investments during the period ........................             --             2,038         (210,723)           (79,079)
                                                               -----------       -----------      -----------         ----------
Net realized and unrealized gain (loss) on investments.....             --           (11,011)        (272,529)           (84,168)
                                                               -----------       -----------      -----------         ----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................    $ 1,029,687       $   (11,047)     $  (272,915)        $  (74,285)
                                                               ===========       ===========      ===========         ==========

                                                               Evergreen        Evergreen
                                                                Small Cap       Growth and          Evergreen         NAF VPS II AG
                                                               Value Fund,     Income Fund,        Value Fund,         Core Bond
                                                                 Class A          Class A            Class A              Fund
                                                               Division 55      Division 56        Division 57         Division 58
                                                              -------------    -------------       ------------       -------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................     $      --        $      --          $     984         $ 338,472
                                                                ---------       ----------          ---------         ---------

EXPENSES:

Mortality and expense risk charge .........................         1,218              210                762             1,455
Reimbursement of expenses .................................          (242)             (45)              (153)             (469)
                                                                ---------       ----------          ---------         ---------
   Net expenses ...........................................           976              165                609               986
                                                                ---------       ----------          ---------         ---------
NET INVESTMENT INCOME (LOSS) ..............................          (976)            (165)               375           337,486
                                                                ---------       ----------          ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain (loss) on investments ...................            67             (558)              (249)           (7,937)
Capital gains distributions from mutual funds .............            --            6,315             19,816                --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        46,208           (7,991)           (14,803)          131,294
                                                                ---------       ----------          ---------         ---------
Net realized and unrealized gain (loss) on investments.....        46,275           (2,234)             4,764           123,357
                                                                ---------       ----------          ---------         ---------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $  45,299       $   (2,399)         $   5,139         $ 460,843
                                                                =========       ==========          =========         =========

(1) For the period October 2, 2000 to December 31, 2000.
(2) For the period December 8, 2000 to December 31, 2000.
(3) For the period January 1, 2000 to December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
      STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000         15
================================================================================

    NAF VPS II          NAF VPS II             NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive         AG Moderate          AG Conservative                           Vanguard       LifeStrategy    LifeStrategy
Growth Lifestyle     Growth Lifestyle       Growth Lifestyle       T. Rowe Price     LifeStrategy       Moderate      Conservative
     Fund                  Fund                  Fund              Small Cap Fund     Growth Fund     Growth Fund     Growth Fund
 Division 48           Division 49            Division 50          Division 51/(3)/   Division 52     Division 53     Division 54
----------------     ----------------       ----------------       --------------    ------------     -----------     ------------
$     522,205        $     764,123          $      507,545         $          --     $    903,350     $ 1,463,976     $    322,210
-------------        -------------          --------------         -------------     ------------     -----------     ------------

       35,188               56,987                  35,374               106,782          312,917         344,759           62,795
      (11,785)             (21,034)                (10,828)                   --           (7,173)         (5,358)          (1,288)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
       23,403               35,953                  24,546               106,782          305,744         339,401           61,507
-------------        -------------          --------------         -------------     ------------     -----------     ------------
      498,802              728,170                 482,999              (106,782)         597,606       1,124,575          260,703
-------------        -------------          --------------         -------------     ------------     -----------     ------------

      453,832              408,344                   2,865             2,438,101          310,729         186,756           20,643
    2,545,203            2,213,072                 870,597                    --          247,097         282,212           69,489

   (4,489,356)          (3,707,694)             (1,061,504)           (1,008,645)      (3,523,220)     (2,413,287)        (217,338)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
   (1,490,321)          (1,086,278)               (188,042)            1,429,456       (2,965,394)     (1,944,319)        (127,206)
-------------        -------------          --------------         -------------     ------------     -----------     ------------

$    (991,519)       $    (358,108)         $      294,957         $   1,322,674     $ (2,367,788)    $  (819,744)    $    133,497
=============        =============          ==============         =============     ============     ===========     ============


                                                         INVESCO        Warburg Pincus            MAS
NAF VPS II AG     NAF VPS II AG                         Blue Chip        Small Company      Mid Cap Growth        Evergreen
Strategic Bond   High Yield Bond       Janus           Growth Fund       Growth Fund,          Portfolio,      Special Equity
    Fund              Fund             Fund           Investor Class     Common Class         Adviser Class      Fund, Class A
 Division 59       Division 60     Division 61/(2)/   Division 62/(2)/  Division 63/(2)/    Division 64/(2)/     Division 65/(2)/
--------------   ---------------   ----------------   ---------------- -----------------   -----------------  -------------------
$      503,121   $       653,880   $       21,854     $          --    $         --        $            --     $             --
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------

           997             2,196            1,242               393              145                   218                   54
          (349)             (529)            (250)              (79)             (29)                  (44)                 (11)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
           648             1,667              992               314              116                   174                   43
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
       502,473           652,213           20,862              (314)            (116)                 (174)                 (43)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------


        (6,438)          (21,091)              --           (19,961)          (1,096)               (7,663)                  --
            --                --          151,686                --               --                57,438                   --

      (373,402)         (969,410)        (348,686)         (124,719)         (10,482)              (77,907)                 754
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
      (379,840)         (990,501)        (197,000)         (144,680)         (11,578)              (28,132)                 754
---------------  ---------------   --------------     -------------    -------------       ---------------     ----------------

$      122,633   $      (338,288)  $     (176,138)    $    (144,994)   $     (11,694)      $       (28,306)    $            711
==============   ===============   ==============     =============    =============       ===============     ================

================================================================================
 16   STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                   Sit               Sit                                  Ariel
                                                               Small Cap       Mid Cap Growth        Ariel            Appreciation
                                                              Growth Fund            Fund             Fund                Fund
                                                            Division 66/(1)/   Division 67/(1)/  Division 68/(1)/   Division 69/(1)/
                                                            ----------------   ----------------  ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds................................  $           --    $            --    $           --     $           --
                                                             --------------    ---------------    --------------     --------------

EXPENSES:

Mortality and expense risk charge..........................             186                107                49                 74
Reimbursement of expenses..................................             (37)               (21)              (10)               (15)
                                                             --------------    ---------------    --------------     --------------
  Net expenses.............................................             149                 86                39                 59
                                                             --------------    ---------------    --------------     --------------
NET INVESTMENT INCOME (LOSS)...............................            (149)               (86)              (39)               (59)
                                                             --------------    ---------------    --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments....................             (25)            (2,492)               --             (1,377)
Capital gains distributions from mutual funds..............              --                 --                --                 --
Net unrealized appreciation (depreciation)
  of investments during the period.........................          (9,732)            (7,885)            7,203              9,928
                                                             --------------    ---------------    --------------     --------------
Net realized and unrealized gain (loss) on investments.....          (9,757)           (10,377)            7,203              8,551
                                                             --------------    ---------------    --------------     --------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................................  $       (9,906)   $       (10,463)   $        7,164     $        8,492
                                                             ==============    ===============    ==============     ==============

(1) For the period December 8, 2000 to December 31, 2000.
(2) For the period November 1, 2000 to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
            STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000   17
================================================================================

                                           NAF VPS I           NAF VPS I
                        Dreyfus          T. Rowe Price       T. Rowe Price
  Lou Holland          Basic GNMA          Blue Chip        Health Sciences
  Growth Fund             Fund            Growth Fund            Fund
Division 70/(1)/    Division 71/(1)/    Division 72/(2)/    Division 73/(2)/
----------------    ----------------    ----------------    ----------------
$           --      $        1,440      $        1,058      $        2,704
--------------      --------------      --------------      --------------


            35                 302                 357                 963
            (7)                (62)                 --                  --
--------------      --------------      --------------      --------------
            28                 240                 357                 963
--------------      --------------      --------------      --------------
           (28)              1,200                 701               1,741
--------------      --------------      --------------      --------------



            --                  36                (204)                 --
         6,073                  --                  --                  --

        (7,244)              2,517             (24,288)             80,133
--------------      --------------      --------------      --------------
        (1,171)              2,553             (24,492)             80,133
--------------      --------------      --------------      --------------


$       (1,199)     $        3,753      $      (23,791)     $       81,874
==============      ==============      ==============      ==============

--------------------------------------------------------------------------------

================================================================================
 18            STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                         NAF VPS I AG                    NAF VPS I AG
                                                                   Capital Conservation Fund       Capital Conservation Fund
                                                                          Division 1                      Division 7
                                                                  ----------------------------    ----------------------------
                                                                    For the         For the         For the         For the
                                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
OPERATIONS:

Net investment income (loss) ...................................  $    267,216    $    314,033    $  2,689,525    $  3,026,245
Net realized gain (loss) on investments ........................      (102,056)        (76,164)       (900,335)          8,827
Capital gains distributions from mutual funds ..................            --              --              --              --
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................       132,114        (326,155)      1,907,630      (3,853,099)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations ....       297,274         (88,286)      3,696,820        (818,027)
                                                                  ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:

Purchase payments ..............................................        42,864          28,773       3,322,698       5,665,099
Surrenders of accumulation units
   by terminations and withdrawals .............................      (659,552)       (602,665)     (4,935,566)     (5,161,343)
Annuity benefit payments .......................................          (532)           (539)             --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net ........................................      (265,299)       (433,773)     (6,652,164)     (8,133,261)
                                                                  ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................      (882,519)     (1,008,204)     (8,265,032)     (7,629,505)
                                                                  ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      (585,245)     (1,096,490)     (4,568,212)     (8,447,532)

NET ASSETS:

Beginning of period ............................................     5,203,303       6,299,793      51,524,008      59,971,540
                                                                  ------------    ------------    ------------    ------------
End of period ..................................................  $  4,618,058    $  5,203,303    $ 46,955,796    $ 51,524,008
                                                                  ============    ============    ============    ============

                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:

Standard units .................................................     1,162,015       1,415,413      20,656,355      24,749,727
Enhanced units:
   20 bp reduced ...............................................            --              --         241,853          95,480
   40 bp reduced ...............................................            --              --         200,998         194,756
                                                                  ------------    ------------    ------------    ------------
ACCUMULATION AT UNITS END OF PERIOD ............................     1,162,015       1,415,413      21,099,206      25,039,963
                                                                  ============    ============    ============    ============

ACCUMULATION VALUE PER UNIT:

Standard unit ..................................................  $   3.970544    $   3.673180    $   2.223456    $   2.056559
Enhanced unit:
   20 bp reduced ...............................................            --              --        2.288070        2.112183
   40 bp reduced ...............................................            --              --        2.357853        2.172271

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                                STATEMENTS OF CHANGES IN NET ASSETS          19
================================================================================

       NAF VPS I AG 1                   NAF VPS I AG 1                    NAF VPS I AG                      NAF VPS I AG
     Money Market Fund                 Money Market Fund                MidCap Index Fund               Asset Allocation Fund
        Division 2                        Division 6                       Division 4                        Division 5
-----------------------------    ------------------------------   ------------------------------    ------------------------------
  For the          For the         For the           For the        For the           For the         For the           For the
 Year Ended       Year Ended      Year Ended        Year Ended     Year Ended        Year Ended      Year Ended        Year Ended
December 31,     December 31,    December 31,      December 31,   December 31,      December 31,    December 31,      December 31,
    2000             1999            2000              1999           2000              1999            2000              1999
-----------------------------    ------------------------------   ------------------------------    ------------------------------
$     228,583    $    162,374    $  21,522,658    $  13,158,073   $    (660,192)   $   1,205,309)   $   5,254,881    $   4,363,782
           --              --               --               --      36,259,218       54,717,361        9,998,010        4,428,516
           --              --               --               --     218,281,975      194,003,989       18,226,112        4,417,585

           --              --               --               --    (122,677,101)    (141,415,147)     (41,598,665)      11,930,044
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      228,583         162,374       21,522,658       13,158,073     131,203,900      106,100,894       (8,119,662)      25,139,927
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

       33,852         139,686      148,434,751      119,148,566      55,873,374       63,479,375       13,330,260       21,853,335

     (469,439)       (275,980)     (99,415,922)     (66,195,806)    (69,363,660)     (51,522,548)     (19,851,542)     (17,081,242)
          --               --           (1,621)          (1,607)        (39,069)         (30,425)         (22,415)         (19,764)
      331,812         (44,481)     (30,658,180)     122,595,014         206,045      (91,656,730)     (25,906,569)       3,626,725
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

     (103,775)       (180,775)      18,359,028      175,546,167     (13,323,310)     (79,730,328)     (32,450,266)       8,379,054
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      124,808         (18,401)      39,881,686      188,704,240     117,880,590       26,370,566      (40,569,928)      33,518,981

    4,179,086       4,197,487      455,355,844      266,651,604     876,876,200      850,505,634      261,054,138      227,535,157
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
$   4,303,894    $  4,179,086    $ 495,237,530    $ 455,355,844   $ 994,756,790    $ 876,876,200    $ 220,484,210    $ 261,054,138
=============    ============    =============    =============   =============    =============    =============    =============

 December 31,    December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
     2000            1999             2000             1999            2000             1999             2000             1999
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      240,116,959      233,940,123     146,197,467      151,288,816       52,959,577       61,240,667

           --              --       11,188,908        9,613,663       2,040,360          523,908        1,078,319          673,135
           --              --        8,885,219        7,687,167       2,054,748        1,244,725          541,967          516,580
-------------    ------------    -------------     ------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      260,191,086      251,240,953     150,292,575      153,057,449       54,579,863       62,430,382
=============    ============    =============     ============   =============    =============    =============    =============

$    2.686603    $   2.559979    $    1.896980    $    1.807351   $    6.604931    $    5.721920    $    4.029885    $    4.174280

           --              --         1.952578         1.856681        6.834114         5.908866         4.163168         4.303891
           --              --         2.102089         1.909470        7.088385         6.116544         4.310167         4.446999

--------------------------------------------------------------------------------

================================================================================
 20                   STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                             NAF VPS I AG                     NAF VPS I AG
                                                                      Government Securities Fund            Stock Index Fund
                                                                               Division 8                      Division 10A
                                                                    -------------------------------   -----------------------------
                                                                        For the        For the           For the        For the
                                                                      Year Ended      Year Ended        Year Ended     Year Ended
                                                                      December 31,    December 31,      December 31,   December 31,
                                                                         2000             1999             2000            1999
                                                                    -------------------------------   -----------------------------
OPERATIONS:
Net investment income (loss)......................................  $   4,266,605    $   4,586,896    $  (1,162,502)  $      44,364
Net realized gain (loss) on investments...........................     (1,248,563)         661,487       58,100,954      50,306,023
Capital gains distributions from mutual funds.....................             --               --       12,965,173       4,737,369
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      6,463,950       (9,319,026)    (249,839,012)     45,440,162
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from operations....      9,481,992       (4,070,643)    (179,935,387)    100,527,918
                                                                    --------------   --------------   --------------  -------------

PRINCIPAL TRANSACTIONS:
Purchase payments.................................................      6,735,913       11,734,225        3,294,326       2,842,259
Surrenders of accumulation units
   by terminations and withdrawals................................     (7,779,036)      (9,010,978)     (49,985,638)    (40,751,241)
Annuity benefit payments..........................................             --               --       (2,195,774)     (2,202,048)
Amounts transferred interdivision and from (to) VALIC
   general account, net...........................................    (10,154,685)     (18,810,222)     106,867,959     (18,047,475)
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................    (11,197,808)     (16,086,975)      57,980,873     (58,158,505)
                                                                    --------------   --------------   --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     (1,715,816)     (20,157,618)    (121,954,514)     42,369,413

NET ASSETS:
Beginning of period...............................................     93,304,779      113,462,397      590,123,288     547,753,875
                                                                    --------------   --------------   --------------  -------------
End of period.....................................................  $  91,588,963    $  93,304,779    $ 468,168,774   $ 590,123,288
                                                                    ==============   ==============   ==============  =============

                                                                      December 31,     December 31,     December 31,    December 31,
                                                                          2000             1999             2000            1999
                                                                    -------------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................     39,203,845       45,292,728       18,955,830     21,421,375
Enhanced units:
   20 bp reduced .................................................        824,249          243,537               --             --
   40 bp reduced .................................................        240,490          338,782               --             --
                                                                    --------------   --------------   --------------  --------------
ACCUMULATION AT UNITS END OF PERIOD ..............................     40,268,584       45,875,047       18,955,830     21,421,375
                                                                    ==============   ==============   ==============  ==============

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.272280    $    2.032753    $   24.085709   $  26.836368
Enhanced unit:
   20 bp reduced .................................................       2.338322         2.087744               --             --
   40 bp reduced .................................................       2.409621         2.147126               --             --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                       21
================================================================================


       NAF VPS I AG                        NAF VPS I AG                       NAF VPS I AG                      NAF VPS I AG
      Stock Index Fund                    Stock Index Fund                   Stock Index Fund           International Equities Fund
        Division 10B                        Division 10C                       Division 10D                     Division 11
------------------------------   ---------------------------------   -------------------------------- ------------------------------
     For the         For the          For the           For the         For the         For the         For the          For the
   Year Ended      Year Ended       Year Ended        Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
   December 31,   December 31,      December 31,      December 31,    December 31,     December 31,    December 31,    December 31,
      2000            1999             2000               1999            2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
$       114,521   $    309,409   $    (5,858,678)   $      848,688   $      (83,513)  $       4,562   $     179,502   $     277,419
      4,671,415      5,087,126       134,471,258        58,888,546        8,620,639       6,938,320       3,225,740      10,094,468
        976,822        362,359       117,452,887        36,367,266        1,267,724         471,902      15,426,095       8,117,049

     (8,576,276)     2,257,759      (602,906,183)      612,628,344      (14,070,038)      2,683,181     (48,585,868)     20,902,728
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     (2,813,518)     8,016,653      (356,840,716)      708,732,844       (4,265,188)     10,097,965     (29,754,531)     39,391,664
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

        348,753        152,691       550,630,980       544,822,404          491,129         535,672      10,904,521      11,942,025

     (4,760,119)    (4,474,719)     (332,057,103)     (226,510,857)      (4,689,054)     (4,345,956)    (13,012,564)     (9,905,756)
       (332,461)      (371,146)         (375,012)         (262,614)         (19,407)        (18,611)        (21,869)        (18,915)
     (2,539,436)      (554,251)     (157,534,704)      189,528,934       (4,829,556)     (3,390,505)    (15,301,515)    (12,646,032)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

     (7,283,263)    (5,247,425)       60,664,161       507,577,867       (9,046,888)     (7,219,400)    (17,431,427)    (10,628,678)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     10,096,781)     2,769,228      (296,176,555)    1,216,310,711      (13,312,076)      2,878,565     (47,185,958)     28,762,986


     45,318,104     42,548,876     4,553,102,850     3,336,792,139       59,391,609      56,513,044     177,037,368     148,274,382
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
$    35,221,323   $ 45,318,104   $ 4,256,926,295    $4,553,102,850   $   46,079,533   $  59,391,609   $ 129,851,410   $ 177,037,368
================  ============   ================   ==============   ===============  =============== ==============  ==============

  December 31,    December 31,     December 31,      December 31,      December 31,    December 31,    December 31,    December 31,
     2000             1999             2000             1999               2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
        868,910     1,005,615        783,994,005      766,975,696         5,062,272        5,858,523     83,339,570      94,415,343

             --            --         32,626,172       18,855,858                --               --      1,538,819         348,851
             --            --         13,545,949       11,637,991                --               --        200,791         274,636
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
        868,910     1,005,615        830,166,126      797,469,545         5,062,272        5,858,523     85,079,180      95,038,830
================  ============   ================   ==============   ===============  =============== ==============  ==============

$     38.880970   $ 43.027665    $      5.112722    $    5.696582    $     9.061153   $    10.095883  $    1.523254   $    1.860227

             --            --           5.243588         5.830950                --               --       1.557330        1.898106
             --            --           5.389938         5.981762                --               --       1.592801        1.937488

--------------------------------------------------------------------------------

================================================================================
  22                  STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                             NAF VPS I AG
                                                                           NAF VPS I AG                International Government
                                                                      Social Awareness Fund                   Bond Fund
                                                                            Division 12                      Division 13
                                                                   -------------------------------   -------------------------------
                                                                      For the          For the         For the          For the
                                                                    Year Ended        Year Ended      Year Ended       Year Ended
                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000              1999            2000             1999
                                                                   -------------------------------   -------------------------------
OPERATIONS:
Net investment income (loss)....................................   $  (1,030,267)   $  (1,053,214)   $   1,823,154   $    3,776,325
Net realized gain (loss) on investments.........................      24,019,324        8,179,859      (10,488,454)       1,059,581
Capital gains distributions from mutual funds...................      12,382,615       22,439,556          440,982          103,421
Net unrealized appreciation (depreciation) of investments
  during the period.............................................    (103,242,859)      57,407,741        1,075,379      (16,515,559)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from operations...     (67,871,187)      86,973,942       (7,148,939)     (11,576,232)
                                                                   --------------   --------------   --------------  ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments...............................................      80,603,512       94,842,943       14,147,261       21,815,358
Surrenders of accumulation units
  by terminations and withdrawals...............................     (38,400,405)     (25,298,865)     (15,614,317)      (9,363,283)
Annuity benefit payments........................................         (32,490)         (24,585)          (2,552)          (3,034)
Amounts transferred interdivision and from (to) VALIC
  general account, net..........................................     (61,467,687)      27,286,374      (26,435,013)     (22,744,405)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from
    principal transactions......................................     (19,297,070)      96,805,867      (27,904,621)     (10,295,364)
                                                                   --------------   --------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................     (87,168,257)     183,779,809      (35,053,560)     (21,871,596)

NET ASSETS:
Beginning of period.............................................     618,921,268      435,141,459      147,336,613      169,208,209
                                                                   --------------   --------------   --------------  ---------------
End of period...................................................   $ 531,753,011    $ 618,921,268    $ 112,283,053    $ 147,336,613
                                                                   ==============   ==============   ==============  ===============

                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000             1999            2000             1999
                                                                   -------------------------------   -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units..................................................     130,333,155      136,226,993       71,084,248       90,136,603
Enhanced units:
   20 bp reduced................................................       4,403,285        3,028,346        1,861,115        1,058,856
   40 bp reduced................................................         653,150          631,193          292,521          308,660
                                                                   --------------   --------------   --------------  ---------------
ACCUMULATION UNITS AT END OF PERIOD.............................     135,389,590      139,886,532       73,237,884       91,504,119
                                                                   --------------   --------------   --------------  ---------------

ACCUMULATION VALUE PER UNIT:
Standard unit...................................................   $    3.921948    $    4.419383    $    1.531714   $     1.609098
Enhanced unit:
   20 bp reduced................................................        4.003679         4.502622         1.559033         1.634588
   40 bp reduced................................................        4.094876         4.596034         1.588174         1.661837

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     23
================================================================================

                                                                                                               NAF VPS I
          NAF VPS I AG                     NAF VPS I                        NAF VPS I AG                     T. Rowe Price
      Small Cap Index Fund             Core Equity Fund                 Growth & Income Fund           Science & Technology Fund
          Division 14                      Division 15                       Division 16                      Division 17
------------------------------  --------------------------------   ------------------------------ ----------------------------------
      For the       For the         For the          For the          For the         For the         For the            For the
    Year Ended     Year Ended      Year Ended       Year Ended       Year Ended      Year Ended      Year Ended        Year Ended
   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
$      409,352   $    270,564   $  (10,170,731)  $  (11,859,802)   $    (958,984)  $  (1,798,890) $   (35,203,677)  $   (19,907,095)
    10,330,744     15,168,549       75,965,323       65,180,424       19,323,823      14,837,619       82,098,661        30,613,817
    27,771,111     21,011,129      332,545,055       50,296,770       52,044,120      33,787,657      655,556,584       328,749,980

   (49,440,681)     4,167,711     (475,687,298)     (29,390,145)    (107,083,342)     13,472,567   (2,085,361,983)    1,226,217,782
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (10,929,474)    40,617,953      (77,347,651)      74,227,247      (36,674,383)     60,298,953   (1,382,910,415)    1,565,674,484
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    19,440,494     23,105,395      118,292,511      161,308,154       27,898,259      32,568,050      480,068,756       279,006,916

   (18,596,425)   (13,990,673)     (83,877,004)     (68,528,954)     (24,860,139)    (19,456,775)    (248,006,050)      (99,642,197)
       (16,992)        (8,736)         (45,378)         (35,876)         (10,470)         (6,042)        (102,119)          (48,492)
    (3,794,926)   (34,222,314)    (190,037,038)    (161,568,773)     (37,467,705)    (22,008,587)     341,461,590       309,209,056
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    (2,967,849)   (25,116,328)    (155,666,909)     (68,825,449)     (34,440,055)     (8,903,354)     573,422,177       488,525,283
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (13,897,323)    15,501,625     (233,014,560)       5,401,798      (71,114,438)     51,395,599     (809,488,238)    2,054,199,767


   241,172,296    225,670,671    1,218,662,404    1,213,260,606      336,623,510     285,227,911    3,411,442,095     1,357,242,328
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
$  227,274,973   $241,172,296   $  985,647,844   $1,218,662,404    $ 265,509,072   $ 336,623,510  $ 2,601,953,857   $ 3,411,442,095
===============  =============  ===============  ===============   ==============  ============== ================  ================

   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
    90,786,183     94,031,183      397,168,720      460,108,285      110,018,242     124,329,201      594,274,024       517,699,561

     1,758,979        522,127       10,968,138        8,377,232        1,525,459         660,621       24,450,402        11,744,052
     1,437,650        949,989        2,802,135        3,034,597          745,693         704,903        4,060,355         3,286,480
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
    93,982,812     95,503,299      410,938,993      471,520,114      112,289,394     125,694,725      622,784,781       532,730,093
===============  =============  ===============  ===============   ==============  ============== ================  ================

$     2.413234   $   2.522643   $     2.395821   $     2.582249    $    2.362641   $    2.676995  $      4.173326   $      6.398997

      2.452120       2.558263         2.424914         2.608476         2.391488        2.704358         4.223161          6.462689
      2.495041       2.597863         2.457496         2.638280         2.423627        2.735261         4.279945          6.536543

--------------------------------------------------------------------------------

================================================================================
 24                         STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              NAF VPS I
                                                                        Founders/T. Rowe Price                 Templeton
                                                                            Small Cap Fund            Asset Strategy Fund, Class 1
                                                                              Division 18                     Division 19
                                                                    -----------------------------    -----------------------------
                                                                         For the        For the         For the          For the
                                                                       Year Ended     Year Ended       Year Ended      Year Ended
                                                                      December 31,   December 31,     December 31,    December 31,
                                                                         2000             1999             2000             1999
                                                                    -----------------------------    -----------------------------
OPERATIONS:
Net investment income (loss) .....................................  $  (7,974,636)  $  (7,408,133)   $   3,710,450   $   3,194,984
Net realized gain (loss) on investments ..........................    286,794,458      63,772,555        2,341,007      14,669,025
Capital gains distributions from mutual funds ....................           --              --         50,257,931      38,640,994
Net unrealized appreciation (depreciation) of investments
   during the period .............................................   (215,000,925)     89,787,753      (59,158,641)      4,197,098
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from operations ...     63,818,897     146,152,175       (2,849,253)     60,702,101
                                                                    -------------   -------------    -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     62,780,881      80,558,331       26,932,029      36,161,331
Surrenders of accumulation units
   by terminations and withdrawals ...............................    (63,498,704)    (48,924,631)     (25,367,938)    (21,505,474)
Annuity benefit payments .........................................        (22,669)        (17,577)         (32,299)        (25,689)
Amounts transferred interdivision and from (to) VALIC
     general account, net ........................................    (72,341,550)   (200,169,015)     (34,103,938)    (75,781,880)
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions ......................................    (73,082,042)   (168,552,892)     (32,572,146)    (61,151,712)
                                                                    -------------   -------------    -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     (9,263,145)    (22,400,717)     (35,421,399)       (449,611)

NET ASSETS:
Beginning of period ..............................................    779,606,198     802,006,915      323,678,396     324,128,007
                                                                    -------------   -------------    -------------   -------------
End of period ....................................................  $ 770,343,053   $ 779,606,198    $ 288,256,997   $ 323,678,396
                                                                    =============   =============    =============   =============

                                                                      December 31,    December 31,    December 31,    December 31,
                                                                         2000            1999             2000            1999
                                                                    --------------  --------------   -------------   -------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    314,734,469     351,855,473      120,660,042     137,266,658
Enhanced units:
   20 bp reduced .................................................      4,699,805       2,046,085        1,210,593         485,669
   40 bp reduced .................................................     25,448,674      23,669,214       18,398,345      18,489,196
                                                                    -------------   -------------    -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD ..............................    344,882,948     377,570,772      140,268,980     156,241,523
                                                                    -------------   -------------    -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.225883   $    2.059431    $    2.038817   $    2.058095
Enhanced unit:
   20 bp reduced .................................................       2.262908        2.089527         2.086539        2.102090
   40 bp reduced .................................................       2.310234        2.128984         2.139068        2.150733


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                    STATEMENTS OF CHANGES IN NET ASSETS                      25
================================================================================


          NAF VPS I                         NAF VPS I
 American Century International         American Century                    Vanguard                         Vanguard
         Growth Fund                  Income & Growth Fund           Long-Term Corporate Fund         Long-Term Treasury Fund
         Division 20                      Division 21                      Division 22                       Division 23
------------------------------- -------------------------------   -----------------------------     -----------------------------
   For the        For the           For the         For the          For the          For the          For the         For the
  Year Ended     Year Ended       Year Ended       Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
 December 31,   December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
    2000           1999              2000            1999             2000            1999              2000             1999
------------------------------- -------------------------------   -----------------------------     -----------------------------
$   6,619,987  $   11,247,994   $ (1,338,365)    $    2,202,593    $  4,047,519   $   3,751,628     $   7,565,059    $    7,007,754
  (14,071,384)     48,058,679    (15,637,390)         3,895,314      (1,893,045)       (398,632)       (3,383,592)         (687,054)
   90,908,468      71,597,060      1,741,982          6,380,872               -         410,483                 -         1,589,174

 (124,968,633)     22,890,344      6,520,778           (283,526)      4,808,488      (8,721,370)       21,896,610       (21,800,390)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
  (41,511,562)    153,794,077     (8,712,995)        12,195,253       6,962,962      (4,957,891)       26,078,077       (13,890,516)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

   63,464,773      86,045,632     39,379,704         54,245,118      12,239,675      20,898,993        28,499,545        46,110,281

  (57,585,341)    (46,576,624)   (22,362,774)       (13,753,656)     (6,516,431)     (3,914,976)      (12,946,151)       (8,715,834)
      (23,913)        (11,559)        (4,969)            (4,562)         (3,165)         (2,439)             (545)             (761)
 (131,596,798)   (143,595,363)     7,931,951        (53,742,268)     (6,493,340)     (3,549,583)       12,914,750          (436,765)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

 (125,741,279)   (104,137,914)    24,943,912        (13,255,368)       (773,261)     13,431,995        28,467,599        36,956,921
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
 (167,252,841)     49,656,163     16,230,917         (1,060,115)      6,189,701       8,474,104        54,545,676        23,066,405


  819,152,366     769,496,203    246,908,393        247,968,508      68,438,756      59,964,652       142,318,611       119,252,206
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
$ 651,899,525  $  819,152,366   $263,139,310     $  246,908,393    $ 74,628,457   $  68,438,756     $ 196,864,287    $  142,318,611
=============  ==============   ============     ==============    ============   =============     =============    ==============

 December 31,    December 31,     December 31,    December 31,     December 31,    December 31,     December 31,    December 31,
     2000            1999            2000             1999             2000          1999               2000            1999
-----------------------------     -----------------------------    ----------------------------     ------------------------------
  307,144,232     372,176,780      158,568,077      146,888,390     48,181,776      49,616,245       127,031,428        110,102,115

    4,203,091       2,084,490        9,899,817        6,367,461      4,636,431       4,060,325        10,177,993          7,578,682
   19,499,174      19,529,937        2,733,233        2,230,357      3,872,413       3,874,406         1,825,127          1,466,945
-------------   -------------   --------------   --------------  -------------     -----------      ------------   ----------------
  330,846,497     393,791,207      171,201,127      155,486,208     56,690,620      57,550,976       139,034,548        119,147,742
=============   =============   ==============   ==============  =============     ===========      ============   ================

$    1.946441   $    2.076148   $     1.532152   $     1.584519  $    1.304716     $  1.179657      $   1.411710   $       1.191635

     1.996414        2.105759         1.573406         1.623952       1.352639        1.220562          1.450825           1.222216
     2.031378        2.138370         1.621397         1.670148       1.407668        1.267698          1.494066           1.256142



-------------------------------------------------------------------------------

================================================================================
 26             STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            Vanguard                           Vanguard
                                                                         Windsor II Fund                    Wellington Fund
                                                                           Division 24                        Division 25
                                                                  -----------------------------     -----------------------------
                                                                     For the          For the          For the           For the
                                                                   Year Ended       Year Ended       Year Ended       Year Ended
                                                                  December 31,     December 31,     December 31,     December 31,
                                                                      2000             1999             2000             1999
                                                                  -----------------------------     -----------------------------
OPERATIONS:
Net investment income (loss) .................................... $   7,757,100   $   8,388,243     $  13,924,331   $  14,109,155
Net realized gain (loss) on investments .........................   (12,910,069)      6,166,843        (3,860,826)      1,861,183
Capital gains distributions from mutual funds ...................    32,626,441      67,184,211        27,960,932      28,847,888
Net unrealized appreciation (depreciation) of investments
   during the period ............................................    68,985,834    (144,035,946)        7,788,693     (30,879,706)
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from operations ..    96,459,306     (62,296,649)       45,813,130      13,938,520
                                                                  -------------   -------------     -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................   128,437,430     213,954,582        91,879,820     149,843,118
Surrenders of accumulation units
   by terminations and withdrawals ..............................   (58,838,674)    (40,354,240)      (46,079,104)    (29,503,291)
Annuity benefit payments ........................................       (12,626)         (9,743)          (21,538)         (4,939)
Amounts transferred interdivision and from (to) VALIC
     general account, net .......................................  (134,740,497)    (29,853,674)      (94,442,506)     29,260,803
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions .....................................   (65,154,367)    143,736,925       (48,663,328)    149,595,691
                                                                  -------------   -------------     -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    31,304,939      81,440,276        (2,850,198)    163,534,211

NET ASSETS:
Beginning of period .............................................   732,855,258     651,414,982       570,044,876     406,510,665
                                                                  -------------   -------------     -------------   -------------
End of period ................................................... $ 764,160,197   $ 732,855,258     $ 567,194,678   $ 570,044,876
                                                                  =============   =============     =============   =============

                                                                  December 31,    December 31,      December 31,    December 31,
                                                                      2000            1999              2000            1999
                                                                  ----------------------------      ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ..................................................   378,017,315     426,529,299       294,438,826     328,701,408
Enhanced units:
   20 bp reduced ................................................    24,169,868      20,846,053        29,685,842      28,195,817
   40 bp reduced ................................................    18,619,663      18,903,967        13,742,690      13,813,418
                                                                  -------------   -------------     -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD .............................   420,806,846     466,279,319       337,867,358     370,710,643
                                                                  -------------   -------------     -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ................................................... $    1.807556   $    1.566008     $    1.667267    $   1.528992
Enhanced unit:
   20 bp reduced ................................................      1.857688        1.606241          1.726939        1.580569
   40 bp reduced ................................................      1.916262        1.653581          1.797201        1.641601

(1)  Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                        27
================================================================================

             Putnam                          Putnam OTC &                       Putnam                     Neuberger & Berman
New Opportunities Fund, Class A      Emerging Growth Fund, Class A   Global Growth Fund, Class A          Guardian Trust Fund
           Division 26                       Division 27                      Division 28                   Division 29/(1)/
-------------------------------   --------------------------------  -----------------------------   ------------------------------
     For the          For the          For the          For the         For the         For the         For the          For the
   Year Ended       Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
$  (12,003,746)  $   (5,793,432)  $   (5,757,701)  $   (1,934,231)  $  (5,816,825)  $  (2,657,686)  $    (326,212)  $     (148,588)
    17,925,902        5,405,004       57,145,172        9,704,876      15,982,512       4,532,574     (15,117,116)         232,115
   145,256,703       73,606,083      102,244,084       20,649,440      89,778,642      43,772,448              --       10,764,888

  (545,316,085)     313,953,044     (591,471,443)     182,753,857    (318,770,444)    131,823,273      13,300,805       (6,452,929)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
  (394,137,226)     387,170,699     (437,839,888)     211,173,942    (218,826,115)    177,470,609      (2,142,523)       4,395,486
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   238,807,168      156,130,519      140,289,751       40,430,971     137,412,073      77,466,315       8,197,899       12,562,405

   (87,228,114)     (25,813,365)     (38,803,779)      (8,888,544)    (37,301,023)    (10,501,490)     (4,581,585)      (3,739,131)
        (9,081)            (896)          (6,371)          (2,730)         (9,618)         (4,995)             --              (67)
   272,670,624       86,572,168      315,494,176       46,636,113     190,136,512      89,335,469     (60,970,318)     (15,092,015)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   424,240,597      216,888,426      416,973,777       78,175,810     290,237,944     156,295,299     (57,354,004)      (6,268,808)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
    30,103,371      604,059,125      (20,866,111)     289,349,752      71,411,829     333,765,908     (59,496,527)      (1,873,322)


 1,016,472,079      412,412,954      431,661,747      142,311,995     496,860,949     163,095,041      59,496,527       61,369,849
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
$1,046,575,450   $1,016,472,079   $  410,795,636   $  431,661,747   $ 568,272,778   $ 496,860,949   $          --   $   59,496,527
==============   ==============   ==============   ==============   =============   =============   =============   ==============

  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
   529,608,595      386,064,440      328,139,044      170,725,977     293,990,642     181,916,991              --       40,241,067

    37,383,151       19,231,737       20,908,160        6,570,152      23,568,922      11,313,375              --        1,406,229
    33,355,949       21,386,431        3,343,890        1,605,024      12,132,622       7,494,551              --          112,799
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
   600,347,695      426,682,608      352,391,094      178,901,153     329,692,186     200,724,917              --       41,760,095
==============   ==============   ==============   ==============   =============   =============   =============   ==============

$     1.737310   $     2.376261   $     1.162947   $     2.408872   $    1.715894   $    2.465895   $          --   $     1.422424

      1.768623         2.414279         1.195520         2.471391        1.764559        2.530785              --         1.471857
      1.805586         2.459834         1.232372         2.542500        1.818976        2.603644              --         1.528673

================================================================================
   28                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            NAF VPS I
                                                                            Founders                              American
                                                                     Large Cap Growth Fund                   Century Ultra Fund
                                                                           Division 30                           Division 31
                                                              -----------------------------------    -------------------------------
                                                                   For the             For the             For the         For the
                                                                 Year Ended          Year Ended          Year Ended      Year Ended
                                                                 December 31,       December 31,        December 31,    December 31,
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
OPERATIONS:
Net investment income (loss)...............................     $  (8,943,862)   $  (5,884,618)      $  (11,438,080) $   (6,405,426)
Net realized gain (loss) on investments....................      (216,810,934)       4,207,339            8,903,482       5,962,303
Capital gains distributions from mutual funds..............       151,256,167      127,949,776          132,737,069      29,663,737
Net unrealized appreciation (depreciation) of
   investments during the period...........................      (215,970,656)      95,948,371         (402,772,564)    227,838,963
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting
    from operations........................................      (290,469,285)     222,220,868         (272,570,093)    257,059,577
                                                                -------------    -------------       --------------  --------------
PRINCIPAL TRANSACTIONS:
Purchase payments..........................................       181,089,762      179,626,688          271,264,429     209,997,538
Surrenders of accumulation units
   by terminations and withdrawals.........................       (73,107,773)     (27,384,768)         (74,859,433)    (30,465,801)
Annuity benefit payments...................................            (5,286)          (2,237)             (38,457)         (8,296)
Amounts transferred interdivision and from (to) VALIC
     general account, net..................................        57,619,580       88,107,501          161,438,718     221,997,706
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting from
     principal transactions................................       165,596,283      240,347,184          357,805,257     401,521,147
                                                                -------------    -------------       --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................      (124,873,002)     462,568,052           85,235,164     658,580,724

NET ASSETS:
Beginning of period........................................       875,488,972      412,920,920        1,025,421,053     366,840,329
                                                                -------------    -------------       --------------  --------------
End of period..............................................     $ 750,615,970    $ 875,488,972       $1,110,656,217  $1,025,421,053
                                                                -------------    -------------       --------------  --------------

                                                                 December 31,       December 31,        December 31,     December 31
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units.............................................       414,967,969      357,129,398          551,791,383     411,119,880
Enhanced units:
   20 bp reduced...........................................        27,439,775       16,160,159           38,053,829      20,827,045
   40 bp reduced...........................................        30,195,520       23,525,351            1,894,747       1,613,349
                                                                -------------    -------------       --------------  --------------
ACCUMULATION UNITS AT END OF PERIOD........................       472,603,264      396,814,908          591,739,959     433,560,274
                                                                --------------   -------------       --------------  --------------
ACCUMULATION VALUE PER UNIT:
Standard unit..............................................     $    1.579540    $    2.196620       $     1.871523  $     2.359768
Enhanced unit:
   20 bp reduced...........................................          1.622990         2.252548             1.937234        2.437771
   40 bp reduced...........................................          1.672458         2.316600             2.012669        2.527648

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS                 29
================================================================================


                                                                                                                NAF VPS II
             Templeton                        NAF VPS II                    American General                    J.P. Morgan
       Foreign Fund, Class A         International Growth Fund         International Value Fund           Small Cap Growth Fund
            Division 32                      Division 33                     Division 34/(1)/                   Division 35
-------------------------------   -------------------------------   ------------------------------    ------------------------------
      For the        For the            For the         For the          For the         For the          For the          For the
    Year Ended      Year Ended        Year Ended      Year Ended       Year Ended      Year Ended       Year Ended       Year Ended
   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
$   3,842,679    $   7,554,809     $     27,101      $    83,486     $    (16,046)     $    70,476     $    (66,664)  $    (10,661)
   (6,285,406)      (2,951,879)         362,225           12,371        1,597,288           50,532        1,181,503        128,821
    6,419,696        2,706,922        1,038,404          179,573               --          358,216        2,952,973      1,115,791

  (19,720,657)      80,764,072       (2,987,949)       2,105,762       (3,144,623)       2,597,347      (10,982,458)     4,835,156
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (15,743,688)      88,073,924       (1,560,219)       2,381,192       (1,563,381)       3,076,571       (6,914,646)     6,069,107
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

   53,168,027       56,633,360        1,601,297          407,427        1,126,777          555,334        5,733,554      2,566,013

  (27,955,497)     (13,184,454)         (34,225)         (14,716)         (58,322)         (15,637)        (517,906)      (102,973)
       (4,878)          (2,321)              --               --               --               --               --             --
  (20,120,449)     (11,673,466)      11,312,930          233,728       (7,604,521)         330,143        8,892,569      2,902,335
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

    5,087,203       31,773,119       12,880,002          626,439       (6,536,066)         869,840       14,108,217      5,365,375
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (10,656,485)     119,847,043       11,319,783        3,007,631       (8,099,447)       3,946,411        7,193,571     11,434,482


  338,315,316      218,468,273        6,858,381        3,850,750        8,099,447        4,153,036       16,713,955      5,279,473
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
$ 327,658,831    $ 338,315,316     $ 18,178,164      $ 6,858,381     $         --      $ 8,099,447     $ 23,907,526   $ 16,713,955
=============    =============     ============      ===========     ============      ===========     ============   ============


   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
  218,992,832      219,168,378        3,937,263          167,387               --          337,242        2,825,155        298,665

   13,195,521        8,660,425          842,886            5,641               --          177,255          476,647        119,661
      434,454          503,020        1,016,595          329,526               --           72,570        6,399,633      2,975,505
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  232,622,807      228,331,823        5,796,744          502,554               --          587,067        9,701,435      3,393,831
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

$    1.405534    $    1.479830     $   1.360503      $  1.634943     $         --      $  1.915641     $   1.780869   $   2.272711

     1.444496         1.517785         1.366788         1.639279               --         1.920710         1.789077       2.278700
     1.488494         1.560956         1.373190         1.643677               --         1.925869         1.797455       2.284815

--------------------------------------------------------------------------------

================================================================================
30                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                              NAF VPS II
                                                                              NAF VPS II                        INVESCO
                                                                         Small Cap Value Fund              MidCap Growth Fund
                                                                              Division 36                      Division 37
                                                                      ---------------------------     ------------------------------
                                                                         For the        For the          For the           For the
                                                                       Year Ended     Year Ended        Year Ended       Year Ended
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
OPERATIONS:
Net investment income (loss).....................................     $    76,275    $    55,280      $      (7,497)   $    (3,196)
Net realized gain (loss) on investments..........................          30,739          6,489            666,462         21,955
Capital gains distributions from mutual funds....................         783,564        145,670          3,025,026        710,827
Net unrealized appreciation (depreciation) of investments
   during the period.............................................         231,053       (493,258)        (4,331,987)      (258,735)
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from operations...       1,121,631       (285,819)          (647,996)       470,851
                                                                      ------------   ------------     --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................         173,820        204,028          1,515,617      1,017,137
Surrenders of accumulation units
   by terminations and withdrawals...............................         (17,047)        (1,545)           (76,658)       (14,137)
Annuity benefit payments.........................................            --             --                 --             --
Amounts transferred interdivision and from (to) VALIC
     general account, net........................................       2,468,155         54,906          4,446,798        121,669
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................       2,624,928        257,389          5,885,757      1,124,669
                                                                      ------------   ------------     --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................       3,746,559        (28,430)         5,237,761      1,595,520

NET ASSETS:
Beginning of period..............................................       4,471,676      4,500,106          7,071,120      5,475,600
                                                                      ------------   ------------     --------------   -------------
End of period....................................................     $ 8,218,235    $ 4,471,676      $  12,308,881    $ 7,071,120
                                                                      ============   ============     ==============   =============
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................       2,215,195        166,013          3,354,590         477,094
Enhanced units:
   20 bp reduced.................................................          87,545            232            654,531           1,244
   40 bp reduced.................................................         152,120         80,739            692,475         393,589
                                                                      ------------   ------------     --------------   -------------
ACCUMULATION UNITS AT END OF PERIOD..............................       2,454,860        246,984          4,701,596         871,927
                                                                      ============   ============     ==============   =============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................     $  1.309775    $  1.080558      $    1.416916    $   1.423173
Enhanced unit:
   20 bp reduced.................................................        1.315783       1.083393           1.423436        1.426935
   40 bp reduced.................................................        1.321955       1.086316           1.430101        1.430763

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                    31
================================================================================

          NAF VPS II                     NAF VPS II                      NAF VPS II
       Neuberger Berman                 Goldman Sachs                   State Street                  NAF VPS II AG
      MidCap Value Fund              Large Cap Growth Fund           Large Cap Value Fund         Socially Responsible Fund
         Division 38                      Division 39                    Division 40                    Division 41
-----------------------------   ------------------------------   ----------------------------   -----------------------------
   For the        For the          For the         For the        For the         For the         For the          For the
 Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended      Year Ended       Year Ended
December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
$     22,727    $     34,101    $    (74,128)   $    (24,106)    $    47,726   $      45,852    $    124,340    $     79,807
     355,880         156,954       1,041,257         196,164          67,479          63,723         361,444          64,508
     834,182       1,894,986       1,185,930         634,398          54,370         650,214         147,436         391,925

   2,176,277        (764,242)     (8,586,198)      3,810,394         150,700        (552,152)     (1,897,535)      1,103,235
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   3,389,066       1,321,799      (6,433,139)      4,616,850         320,275         207,637      (1,264,315)      1,639,475
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

   1,681,277       1,350,999       6,735,001       9,704,453         752,733         554,240       1,762,780       2,903,630
    (161,884)        (22,598)       (764,623)       (287,336)        (29,138)        (26,803)       (192,398)        (20,548)
           -               -               -               -               -               -               -               -
  13,224,278         718,756       1,364,456       4,199,650         455,987         115,335         679,357       1,306,362
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

  14,743,671       2,047,157       7,334,834      13,616,767       1,179,582         642,772       2,249,739       4,189,444
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
  18,132,737       3,368,956         901,695      18,233,617       1,499,857         850,409         985,424       5,828,919


   8,341,165       4,972,209      21,781,250       3,547,633       4,477,159       3,626,750      12,238,085       6,409,166
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
$ 26,473,902    $  8,341,165    $ 22,682,945    $ 21,781,250     $ 5,977,016   $   4,477,159    $ 13,223,509    $ 12,238,085
=============   =============   =============   =============    ============  ==============   =============   =============

December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
   6,374,398         223,437       2,191,030         519,825       1,132,534         216,072         821,758         282,396

     687,388         142,103         435,416          95,862         133,690             221       1,291,021         106,148
   2,698,780       1,116,041      12,563,787       9,513,851         343,968         287,197       2,795,968       2,715,174
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   9,760,566       1,481,581      15,190,233      10,129,538       1,610,192         503,490       4,908,747       3,103,718
=============   =============   =============   =============    ============  ==============   =============   =============

$   1.947321    $   1.521699    $   1.280697    $   1.667518     $   1.365378  $     1.302905   $    1.349146   $    1.497374

    1.956274        1.525696        1.286614        1.671932         1.371665        1.306351        1.355365        1.501310
    1.965451        1.529814        1.292637        1.676417         1.378098        1.309860        1.361713        1.505354

--------------------------------------------------------------------------------

================================================================================
32                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ----------------------------    ----------------------------
                                                                      For the         For the        For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                        2000           1999             2000           1999
                                                                    ----------------------------    ----------------------------
OPERATIONS:
Net investment income (loss).....................................   $    229,292    $    188,495    $    101,146    $     98,906
Net realized gain (loss) on investments..........................      1,082,927          30,618         (33,631)         (7,296)
Capital gains distributions from mutual funds....................             --         432,947              --              36
Net unrealized appreciation (depreciation) of investments
   during the period.............................................     (1,155,747)        350,211         110,710        (139,402)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from operations...        156,472       1,002,271         178,225         (47,756)
                                                                    ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................      1,025,781       1,574,236       1,837,184         623,941
Surrenders of accumulation units by terminations and
   withdrawals...................................................       (175,590)        (60,039)        (45,297)         (1,682)
Annuity benefit payments.........................................             --              --              --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net..........................................    (10,973,850)      1,582,048      (3,803,160)        (51,023)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................    (10,123,659)      3,096,245      (2,011,273)        571,236
                                                                    ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................     (9,967,187)      4,098,516      (1,833,048)        523,480

NET ASSETS:
Beginning of period..............................................      9,967,187       5,868,671       1,833,048       1,309,568
                                                                    ------------    ------------    ------------    ------------
End of period....................................................   $         --    $  9,967,187    $         --    $  1,833,048
                                                                    ============    ============    ============    ============
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                    ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................             --         461,870              --         188,580
Enhanced units:
   20 bp reduced.................................................             --          38,339              --              --
   40 bp reduced.................................................             --       1,968,894              --         370,695
                                                                    ------------    ------------    ------------    ------------
ACCUMULATION UNITS AT END OF PERIOD..............................             --       2,469,103              --         559,275
                                                                    ============    ============    ============    ============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................   $         --    $   1.323103    $         --    $   1.004631
Enhanced unit:
   20 bp reduced.................................................             --        1.326598              --              --
   40 bp reduced.................................................             --        1.330160              --        1.009996

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

________________________________________________________________________________

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     33
================================================================================

                                           NAF VPS I
      NAF VPS II AG 2                       Putnam                         NAF VPS I AG                       Janus
     Money Market Fund                Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
        Division 44                       Division 45                       Division 46                     Division 47
----------------------------    ------------------------------    ------------------------------   ------------------------------
  For the         For the        For the Period    For the         For the Period    For the        For the Period    For the
Year Ended      Year Ended      Oct. 2, 2000 to   Year Ended      Oct. 2, 2000 to   Year Ended     Dec. 8, 2000 to   Year Ended
December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
    2000           1999               2000           1999               2000           1999              2000           1999
----------------------------    ------------------------------    ------------------------------   ------------------------------
$ 1,029,687     $   385,966        $     (36)      $        -        $     (386)              -       $    9,883               -
          -               -          (13,049)               -           (61,806)              -           (5,089)              -
          -               -                -                -                 -               -                -               -

          -               -            2,038                -          (210,723)              -          (79,079)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
  1,029,687         385,966          (11,047)               -          (272,915)              -          (74,285)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

  8,548,579       6,681,738           29,570                -            22,468               -           24,115               -

 (5,843,167)       (641,200)             (11)               -              (162)              -             (131)              -
          -               -                -                -                 -               -                -               -
 16,172,802          73,281           72,332                -         3,355,830               -        2,396,157               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

 18,878,214       6,113,819          101,891                -         3,378,136               -        2,420,141               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 19,907,901       6,499,785           90,844                -         3,105,221               -        2,345,856               -


 11,582,263       5,082,478                -                -                 -               -                -               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
$31,490,164     $11,582,263        $  90,844       $        -        $3,105,221     $         -       $2,345,856      $        -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
------------    ------------      ------------    ------------      ------------    ------------     ------------    ------------
 14,885,109       4,089,393          108,891                -         4,042,621               -        2,465,341               -

  8,860,373       1,844,830               12                -           216,742               -          103,617               -
      1,274               -            4,289                -            69,543               -            2,235               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 23,746,756       5,934,223          113,192                -         4,328,906               -        2,571,193               -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

$  1.108904     $  1.053624        $0.802554       $        -        $ 0.717303     $         -       $ 0.912349      $        -

   1.114012        1.056406         0.802818                -          0.717537               -         0.912648               -
   1.119250               -         0.803079                -          0.717773               -         0.912940               -

================================================================================
34                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           NAF VPS II AG                    NAF VPS II AG
                                                                  Aggressive Growth Lifestyle Fund   Moderate Growth Lifestyle Fund
                                                                           Division 48                      Division 49
                                                                  ---------------------------------  ------------------------------
                                                                    For the              For the       For the           For the
                                                                   Year Ended           Year Ended    Year Ended        Year Ended
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ---------------------------------  ------------------------------
OPERATIONS:
Net investment income (loss) ...................................  $    498,802         $    743,981  $    728,170      $    920,304
Net realized gain (loss) on investments ........................       453,832               63,773       408,344            83,407
Capital gains distributions from mutual funds ..................     2,545,203              323,571     2,213,072           389,591
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................    (4,489,356)           1,217,409    (3,707,694)          497,038
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from operations .      (991,519)           2,348,734      (358,108)        1,890,340
                                                                  ------------         ------------  ------------      ------------
PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................     3,668,438            2,368,603     4,333,908         4,916,637
Surrenders of accumulation units
   by terminations and withdrawals .............................      (295,250)             (49,197)     (418,555)         (119,332)
Annuity benefit payments .......................................            --                   --            --                --
Amounts transferred interdivision and from (to) VALIC
     general account, net ......................................     2,045,058                  934     7,857,631           (63,592)
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................     5,418,246            2,320,340    11,772,984         4,733,713
                                                                  ------------         ------------  ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................     4,426,727            4,669,074    11,414,876         6,624,053

NET ASSETS:
Beginning of period ............................................    10,650,679            5,981,605    12,569,661         5,945,608
                                                                  ------------         ------------  ------------      ------------
End of period ..................................................  $ 15,077,406         $ 10,650,679  $ 23,984,537      $ 12,569,661
                                                                  ------------         ------------  ------------      ------------
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ------------         ------------  ------------      ------------
UNITS OUTSTANDING, BY CLASS:
Standard units .................................................     3,064,339              139,443     5,035,039           215,575
Enhanced units:
   20 bp reduced ...............................................       460,167               46,149       864,680           213,355
   40 bp reduced ...............................................     2,127,577            1,674,512     6,590,639         3,491,046
                                                                  ------------         ------------  ------------      ------------
ACCUMULATION UNITS AT END OF PERIOD ............................     5,652,083            1,860,104    12,490,358         3,919,976
                                                                  ------------         ------------  ------------      ------------

ACCUMULATION VALUE PER UNIT:
Standard unit ..................................................  $   1.427592         $   1.538200  $   1.379301      $   1.397661
Enhanced unit:
   20 bp reduced ...............................................      1.434196             1.542278      1.385638          1.401340
   40 bp reduced ...............................................      1.440902             1.546416      1.392136          1.405109


(1) Fund was no longer offered as of December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     35
================================================================================

                                                                                                                Vanguard
         NAF VPS II AG                        T. Rowe Price                      Vanguard                 LifeStrategy Moderate
Conservative Growth Lifestyle Fund            Small Cap Fund             LifeStrategy Growth Fund              Growth Fund
          Division 50                         Division 51(1)                    Division 52                    Division 53
----------------------------------    -----------------------------    ----------------------------     ---------------------------
     For the           For the           For the         For the          For the        For the          For the        For the
    Year Ended        Year Ended        Year Ended      Year Ended       Year Ended     Year Ended       Year Ended     Year Ended
   December 31,      December 31,      December 31,    December 31,     December 31,   December 31,     December 31,   December 31,
       2000              1999             2000             1999             2000           1999              2000          1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
$        482,999  $       602,341     $    (106,782)  $    (20,554)    $    597,606    $    308,508     $  1,124,575   $    611,113
           2,865          895,570         2,438,101         40,991          310,729          57,727          186,756         29,492
         870,597        1,025,645                 -        320,107          247,097         177,605          282,212        218,753

      (1,061,504)      (1,418,604)       (1,008,645)     1,008,645       (3,523,220)      2,002,755       (2,413,287)     1,470,942
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
         294,957        1,104,952         1,322,674      1,349,189       (2,367,788)      2,546,595         (819,744)     2,330,300
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       1,576,529        1,836,447         3,756,197      5,952,689       13,665,718      16,026,935       14,871,674     25,276,661

        (234,882)         (50,904)       (1,620,819)      (196,858)      (2,294,322)       (202,105)      (2,648,143)      (684,329)
               -                -                 -              -                -               -                -              -
       3,453,970             (326)      (12,216,066)     1,652,855        4,606,268       6,590,799         (271,745)     5,146,081
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       4,795,617        1,785,217       (10,080,688)     7,408,686       15,977,664      22,415,629       11,951,786     29,738,413
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,090,574        2,890,169        (8,758,014)     8,757,875       13,609,876      24,962,224       11,132,042     32,068,713

       8,718,882        5,828,713         8,758,014            139       24,962,224               -       32,068,713              -
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
$     13,809,456  $     8,718,882     $           -   $  8,758,014     $ 38,572,100    $ 24,962,224     $ 43,200,755   $ 32,068,713
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

  December 31,      December 31,       December 31,    December 31,    December 31,     December 31,    December 31,   December 31,
      2000              1999               2000             1999           2000            1999             2000           1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
       3,163,014          203,221                 -        821,977        7,294,970       1,591,689        3,343,004      1,354,406

         735,103          246,969                 -        249,245        2,267,355       1,468,333        2,887,958      2,152,244
       1,531,710        1,160,286                 -      5,672,360       20,760,221      15,310,158       28,958,521     22,135,061
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,429,827        1,610,476                 -      6,743,582       30,322,546      18,370,180       35,189,483     25,641,711
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

$       1.337269  $      1.306897     $           -   $   1.293095     $   1.263800    $   1.352880     $   1.218136   $   1.244955

        1.343422         1.310337                 -       1.296356         1.269511        1.356289         1.223626       1.248092
        1.349712         1.313858                 -       1.299637         1.275241        1.359710         1.229163       1.251243

--------------------------------------------------------------------------------

================================================================================
36                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Vanguard
                                                                         LifeStrategy Conservative             Evergreen
                                                                               Growth Fund            Small Cap Value Fund, Class A
                                                                               Division 54                     Division 55
                                                                       ----------------------------   ------------------------------
                                                                         For the         For the         For the     For the period
                                                                        Year Ended     Year Ended      Year Ended   Jan. 4, 1999 to
                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
OPERATIONS:
Net investment income (loss) .....................................     $    260,703    $   132,404    $      (976)     $      --
Net realized gain (loss) on investments ..........................           20,643           (924)            67             --
Capital gains distributions from mutual funds ....................           69,489         35,147             --             --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................         (217,338)        68,926         46,208             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from operations ...          133,497        235,553         45,299             --
                                                                       ------------    -----------    -----------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................        2,701,488      3,578,560        166,595            242
Surrenders of accumulation units by terminations and withdrawals..         (613,503)      (181,467)          (146)            --
Annuity benefit payments .........................................               --             --             --             --
Amounts transferred interdivision and from (to) VALIC general
   account, net ..................................................          164,753      1,692,135        638,400             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from principal
     transactions ................................................        2,252,738      5,089,228        804,849            242
                                                                       ------------    -----------    -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................        2,386,235      5,324,781        850,148            242

NET ASSETS:
Beginning of period ..............................................        5,324,781             --            242             --
                                                                       ------------    -----------    -----------      ---------
End of period ....................................................     $  7,711,016    $ 5,324,781    $   850,390      $     242
                                                                       ============    ===========    ===========      =========

                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................        1,431,730        554,101        714,494            244
Enhanced units:
   20 bp reduced .................................................          482,507        375,819          9,967             --
   40 bp reduced .................................................        4,608,676      3,665,491          1,348             --
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION UNITS AT END OF PERIOD ..............................        6,522,913      4,595,411        725,809            244
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................     $   1.174234    $  1.153827    $  1.171563      $0.995515
Enhanced unit:
   20 bp reduced .................................................         1.179544       1.156739       1.176240             --
   40 bp reduced .................................................         1.184872       1.159659       1.180920             --

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                   37
================================================================================

           Evergreen                           Evergreen                      NAF VPS II AG                     NAF VPS II AG
Growth and Income Fund, Class A           Value Fund, Class A                 Core Bond Fund                Strategic Bond Fund
          Division 56                         Division 57                       Division 58                     Division 59
---------------------------------   -------------------------------     ---------------------------    ----------------------------
    For the       For the period       For the       For the period       For the         For the         For the        For the
  Year Ended     Jan. 4, 1999 to     Year Ended     Jan. 4, 1999 to     Year Ended      Year Ended      Year Ended     Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
$     (165)        $       (5)      $     375            $       4     $   337,486     $   320,982     $   502,473     $   414,198
      (558)                31            (249)                   -          (7,937)           (446)         (6,438)              7
     6,315                  7          19,816                  262               -               -               -               -

    (7,991)               370         (14,803)                (319)        131,294        (380,782)       (373,402)       (211,104)
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
    (2,399)               403           5,139                  (53)        460,843         (60,246)        122,633         203,101
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

    41,420              5,841          58,177                4,435          61,617          64,222          86,336          33,916

       (30)                 -            (683)                   -          (2,813)             (8)           (399)           (134)
         -                  -               -                    -               -               -               -               -
   104,383                  -         277,943                    3       1,992,826           2,477         128,272           4,091
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

   145,773              5,841         335,437                4,438       2,051,630          66,691         214,209          37,873
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   143,374              6,244         340,576                4,385       2,512,473           6,445         336,842         240,974


     6,244                  -           4,385                    -       5,168,381       5,161,936       5,506,506       5,265,532
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
$  149,618         $    6,244       $ 344,961            $   4,385     $ 7,680,854     $ 5,168,381     $ 5,843,348     $ 5,506,506
==========         ==========       =========            =========     ===========     ===========     ===========     ===========

 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
   131,471                175         279,890                4,240         814,285          54,349         212,572           2,324

    10,254              5,326          27,722                    -          17,812          10,700             936               -
       170                  -               -                    -         299,331               -         148,345          33,066
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   141,895              5,501         307,612                4,240       1,131,428          65,049         361,853          35,390
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

$ 1.054115         $ 1.132919       $1.118722            $1.034113     $  1.087157     $  1.009692     $  1.097204     $  1.081981

  1.058323           1.135195        1.123203                    -        1.092167        1.012353        1.102263               -
  1.062561                  -               -                    -        1.097292               -        1.107448        1.087771

--------------------------------------------------------------------------------

================================================================================
38                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS II AG                       Janus
                                                                            High Yield Bond Fund                   Fund
                                                                                Division 60                     Division 61
                                                                     ---------------------------------------------------------------
                                                                         For the      For the       For the Period       For the
                                                                       Year Ended    Year Ended     Dec. 8, 2000 to     Year Ended
                                                                       December 31,  December 31,    December 31,       December 31,
                                                                          2000          1999            2000               1999
                                                                     ---------------------------------------------------------------
OPERATIONS:
net investment income (loss)......................................   $   652,213    $   491,161      $    20,862      $        --
Net realized gain (loss) on investments...........................       (21,091)          (357)              --               --
Capital gains distributions from mutual funds.....................            --             --          151,686               --
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      (969,410)      (333,976)        (348,686)              --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from operations....      (338,288)       156,828         (176,138)              --
                                                                     -----------    -----------      -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments.................................................       151,042        173,814           28,931               --
Surrenders of accumulation units
   by terminations and withdrawals................................        (7,175)        (1,458)            (553)              --
Annuity benefit payments..........................................            --             --               --               --
Amounts transferred interdivision and from (to) VALIC
      general account, net........................................        63,686        (24,004)       3,278,938               --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................       207,553        148,352        3,307,316               --
                                                                     -----------    -----------      -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      (130,735)       305,180        3,131,178               --

NET ASSETS:
Beginning of period...............................................     5,587,353      5,282,173               --               --
                                                                     -----------    -----------      -----------      -----------
End of period.....................................................   $ 5,456,618    $ 5,587,353      $ 3,131,178      $        --
                                                                     ===========    ===========      ===========      ===========

                                                                     December 31,   December 31,     December 31,     December 31,
                                                                         2000           1999            2000              1999
                                                                     -----------    -----------      -----------      -----------
UNITS OUTSTANDING, BY CLASS:
Standard units....................................................       431,009        136,423        3,541,111               --
Enhanced units:
   20 bp reduced..................................................        44,391          2,397          138,334               --
   40 bp reduced..................................................            --            410            2,178               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION UNITS AT END OF PERIOD...............................       475,400        139,230        3,681,623               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION VALUE PER UNIT:
Standard unit.....................................................   $  1.003958    $  1.075994      $  0.850478      $        --
Enhanced unit:
   20 bp reduced..................................................      1.008597       1.078842         0.850754               --
   40 bp reduced..................................................            --       1.081775         0.851032               --



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
              STATEMENTS OF CHANGES IN NET ASSETS                             39
================================================================================

             INVESCO                          Warburg Pincus                        MAS
     Blue Chip Growth Fund,              Small Company Growth Fund,        Mid Cap Growth Portfolio,            Evergreen
          Investor Class                       Common Class                     Adviser Class          Special Equity Fund, Class A
           Division 62                         Division 63                       Division 64                    Division 65
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
  For the Period      For the       For the Period      For the        For the Period       For the    For the Period      For the
 Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to     Year Ended      Dec. 8, 2000 to    Year Ended  Dec. 8, 2000 to    Year Ended
   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000           1999            2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
$         (314)    $        -       $        (116)     $          -      $      (174)   $         -     $       (43)   $          -
       (19,961)             -              (1,096)                -           (7,663)             -               -               -
             -              -                   -                 -           57,438              -               -               -

      (124,719)             -             (10,482)                -           77,907)             -             754               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
      (144,994)             -             (11,694)                -           28,306)             -             711               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

         6,606              -              19,098                 -            3,574              -           3,391               -

           (53)             -                 (48)                -             (337)             -             (24)              -
             -              -                   -                 -                -              -               -               -
       943,434              -             434,666                 -          586,820              -         126,481               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

       949,987              -             453,716                 -          590,057              -         129,848               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
       804,993              -             442,022                 -          561,751              -         130,559               -


             -              -                   -                 -                -              -               -               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$      804,993     $        -       $     442,022      $          -      $   561,751    $         -     $   130,559    $          -
==============     ==========       =============      ============      ===========    ===========     ===========    ============

   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000             1999          2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------

     1,088,162              -             482,730                 -          647,858              -         143,811               -

        21,596              -               8,617                 -            2,678              -               -               -
         2,353              -                   -                 -               24              -             268               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
     1,112,111              -             491,347                 -          650,560              -         144,079               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$     0.723837     $        -       $    0.899609      $          -      $  0.863489    $         -     $  0.906159    $          -

      0.724074              -            0.899905                 -         0.863770              -               -               -
      0.724310              -                   -                 -         0.864052              -        0.906751               -

================================================================================
40                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Sit                               Sit
                                                                       Small Cap Growth Fund              Mid Cap Growth Fund
                                                                              Division 66                      Division 67
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the      For the Period       For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000            1999            2000              1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:

Net investment income (loss) ......................................   $   (149)           $    --          $    (86)      $     --
Net realized gain (loss) on investments ...........................        (25)                --            (2,492)            --
Capital gains distributions from mutual funds .....................       --                   --              --               --
Net unrealized appreciation (depreciation) of investments
   during the period ..............................................     (9,732)                --            (7,885)            --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from operations ....     (9,906)                --           (10,463)            --
                                                                      ---------           -------          ---------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      5,618                 --             5,816             --
Surrenders of accumulation units
   by terminations and withdrawals ................................        (25)                --               (32)            --
Annuity benefit payments ..........................................       --                   --              --               --
Amounts transferred interdivision and from (to)
   VALIC general account, net......................................    458,593                 --           240,162             --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from
     principal transactions .......................................    464,186                 --           245,946             --
                                                                      ---------           -------          ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    454,280                 --           235,483             --

NET ASSETS:
Beginning of period ...............................................       --                   --              --               --
                                                                      ---------           -------          ---------      ---------
End of period .....................................................   $454,280            $    --          $235,483       $     --
                                                                      =========           =======          =========      =========


                                                                     December 31,     December 31,     December 31,    December 31,
                                                                         2000             1999             2000            1999
                                                                    ------------------------------     ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ....................................................     523,506             --             275,923           --
Enhanced units:
   20 bp reduced ..................................................       3,323             --                 346           --
   40 bp reduced ..................................................         425             --               --              --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION UNITS AT END OF PERIOD ...............................     527,254             --             276,269           --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION VALUE PER UNIT:
Standard unit .....................................................   $0.861593       $     --           $0.852370    $      --
Enhanced unit:
   20 bp reduced ..................................................    0.861875             --            0.852645           --
   40 bp reduced ..................................................    0.862154             --               --              --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     41
================================================================================

            Ariel                       Ariel Appreciation                   Lou Holland                       Dreyfus
             Fund                               Fund                         Growth Fund                   Basic GNMA Fund
          Division 68                       Division 69                      Division 70                      Division 71
-------------------------------    -----------------------------   -------------------------------  -------------------------------
For the Period       For the        For the Period     For the      For the Period     For the       For the Period      For the
Dec. 8, 2000 to     Year Ended     Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended
 December 31,      December 31,     December 31,    December 31,    December 31,      December 31,     December 31,    December 31,
    2000              1999             2000             1999            2000              1999             2000            1999
-------------------------------    -----------------------------   -------------------------------  -------------------------------
 $     (39)       $       --         $     (59)     $     --        $     (28)         $     --         $   1,200       $      --
        --                --            (1,377)           --               --                --                36              --
        --                --                --            --            6,073                --                --              --

     7,203                --             9,928            --           (7,244)               --             2,517              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
     7,164                --             8,492            --           (1,199)               --             3,753              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

     2,772                --             5,412            --           12,993                --               583              --

       (13)               --              (414)           --              (14)               --               (24)             --
        --                --                --            --               --                --                --              --
   167,577                --           196,094            --          134,040                --           880,670              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

   170,336                --           201,092            --          147,019                --           881,229              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
   177,500                --           209,584            --          145,820                --           884,982              --

        --                --                --            --               --                --                --              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
 $ 177,500        $       --         $ 209,584      $     --        $ 145,820          $     --         $ 884,982       $      --
 =========        ============       =========      ==========      =========          ==========       =========       ===========

December 31,      December 31,     December 31,    December 31,     December 31,     December 31,     December 31,     December 31,
   2000               1999            2000              1999            2000             1999             2000             1999
------------------------------     ----------------------------     -----------------------------     -----------------------------
  159,237                 --           196,941            --           156,879                --           734,031             --

      364                 --                32            --                24                --           122,043             --
      128                 --               119            --               304                --                --             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------
  159,729                 --           197,092            --           157,207                --           856,074             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------

$1.111262         $       --         $1.063397     $      --         $0.927571          $     --         $1.033719      $      --

 1.111621                 --          1.063740            --          0.927871                --          1.034056             --
 1.111980                 --          1.064087            --          0.928172                --                --             --

--------------------------------------------------------------------------------

================================================================================
42                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS I                       NAF VPS I
                                                                             T. Rowe Price                   T. Rowe Price
                                                                       Blue Chip Growth Fund              Health Sciences Fund
                                                                             Division 72                       Division 73
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the       For the Period      For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                        2000             1999             2000            1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:
Net investment income (loss) .....................................   $       701         $     --        $    1,741        $     --
Net realized gain (loss) on investments ..........................          (204)              --                --              --
Capital gains distributions from mutual funds ....................            --               --                --              --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................       (24,288)              --            80,133              --
                                                                     -----------         --------        ----------        --------
   Increase (decrease) in net assets resulting from operations ...       (23,791)              --            81,874              --
                                                                     -----------         --------        ----------        --------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................         6,556               --            29,990              --
Surrenders of accumulation units
   by terminations and withdrawals ...............................           (63)              --            (1,241)             --
Annuity benefit payments .........................................            --               --                --              --
Amounts transferred interdivision and from (to)
   VALIC general account, net.....................................     1,283,484               --         3,386,805              --
                                                                     -----------         --------        ----------        --------

   Increase (decrease) in net assets resulting from
     principal transactions ......................................     1,289,977               --         3,415,554              --
                                                                     -----------         --------        ----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     1,266,186               --         3,497,428              --

NET ASSETS:
Beginning of period ..............................................            --               --                --              --
                                                                     -----------         --------        ----------        --------
End of period ....................................................   $ 1,266,186         $     --        $3,497,428        $     --
                                                                     ===========         ========        ==========        ========

                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000           1999             2000              1999
                                                                     ----------------------------     -----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    1,336,967                --       3,398,890                --
Enhanced units:
   20 bp reduced .................................................        2,574                --          60,141                --
   40 bp reduced .................................................       19,493                --          36,838                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION UNITS AT END OF PERIOD ..............................    1,359,034                --       3,495,869                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................   $ 0.931672          $     --      $ 1.000434       $        --
Enhanced unit:
   20 bp reduced .................................................     0.931970                --        1.000753                --
   40 bp reduced .................................................     0.932275                --        1.001080                --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        43
================================================================================

Note A - Organization
     The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") was established on April 18, 1979 and is registered under the Investment Company Act of 1940 as a unit investment trust. The Variable Annuity Life Insurance Company ("VALIC") is an indirect wholly owned subsidiary of American General Corporation. The Separate Account is divided into 69 sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the mutual funds ("Funds") listed below. As of October 1, 2000, American General Series Portfolio Company ("AGSPC") and American General Series Portfolio Company 3 ("AGSPC 3") changed names to North American Funds Variable Product Series I ("NAF VPS I") and North American Funds Variable Product Series II ("NAF VPS II"), respectively. The Funds that make up the two series have also changed their names as shown below.

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC)                                   New Fund Name (NAF VPS I)
------------------------------------------------------------------------------------------------------------------------------------
American General Asset Allocation Fund                           NAF VPS I AG Asset Allocation Fund (Division 5)
American General Capital Conservation Fund                       NAF VPS I AG Capital Conservation Fund (Division 1 and 7)
American General Government Securities Fund                      NAF VPS I AG Government Securities Fund (Division 8)
American General Growth Fund                                     NAF VPS I Core Equity Fund (Division 15)
American General Growth & Income Fund                            NAF VPS I AG Growth & Income Fund (Division 16)
American General International Equities Fund                     NAF VPS I AG International Equities Fund (Division 11)
American General International Government Bond Fund              NAF VPS I AG International Government Bond Fund (Division 13)
American General MidCap Index Fund                               NAF VPS I AG MidCap Index Fund (Division 4)
American General Money Market                                    NAF VPS I AG 1 Money Market Fund (Division 2 and 6)
American General Science & Technology Fund                       NAF VPS I T. Rowe Price Science & Technology Fund (Division 17)
American General Small Cap Index Fund                            NAF VPS I AG Small Cap Index Fund (Division 14)
American General Social Awareness Fund                           NAF VPS I AG Social Awareness Fund (Division 12)
American General Stock Index Fund                                NAF VPS I AG Stock Index Fund (Divisions 10A, B, C, and D)
Not applicable ("N/A")                                           NAF VPS I AG Nasdaq-100(R)Index Fund (Division 46)
N/A                                                              NAF VPS I Putnam Opportunities Fund (Division 45)
N/A                                                              NAF VPS I T. Rowe Price Blue Chip Growth Fund (Division 72)
N/A                                                              NAF VPS I T. Rowe Price Health Sciences Fund (Division 73)
N/A                                                              NAF VPS I American Century Income & Growth Fund (Division 21)
N/A                                                              NAF VPS I American Century International Growth Fund (Division 20)
N/A                                                              NAF VPS I Founders Large Cap Growth Fund (Division 30)
N/A                                                              NAF VPS I Founders/T. Rowe Price Small Cap Fund (Division 18)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC 3)                                 New Fund Name (NAF VPS II)
------------------------------------------------------------------------------------------------------------------------------------
American General International Growth Fund                       NAF VPS II International Growth Fund (Division 33)
American General Large Cap Growth Fund                           NAF VPS II Goldman Sachs Large Cap Growth Fund (Division 39)
American General Mid Cap Growth Fund                             NAF VPS II INVESCO MidCap Growth Fund (Division 37)
American General Small Cap Growth Fund                           NAF VPS II J.P. Morgan Small Cap Growth Fund (Division 35)
American General International Value Fund                        Substituted 12/8/2000 into NAF VPS II International Growth Fund
American General Large Cap Value Fund                            NAF VPS II State Street Large Cap Value Fund (Division 40)
American General Mid Cap Value Fund                              NAF VPS II Neuberger Berman MidCap Value Fund (Division 38)
American General Small Cap Value Fund                            NAF VPS II Small Cap Value Fund (Division 36)
American General Socially Responsible Fund                       NAF VPS II AG Socially Responsible Fund (Division 41)
American General Balanced Fund                                   Substituted 12/8/2000 into NAF VPS II AG Moderate Growth Lifestyle
American General High Yield Bond Fund                            NAF VPS II AG High Yield Bond Fund (Division 60)
American General Strategic Bond Fund                             NAF VPS II AG Strategic Bond Fund (Division 59)
American General Domestic Bond Fund                              Substituted 12/8/2000 into NAF VPS II AG Core Bond
American General Core Bond                                       NAF VPS II AG Core Bond Fund (Division 58)
American General Money Market Fund                               NAF VPS II AG 2 Money Market Fund (Division 44)
American General Aggressive Growth Lifestyle Fund                NAF VPS II AG Aggressive Growth Lifestyle Fund (Division 48)
American General Moderate Growth Lifestyle Fund                  NAF VPS II AG Moderate Growth Lifestyle Fund (Division 49)
American General Conservative Growth Lifestyle Fund              NAF VPS II AG Conservative Growth Lifestyle Fund (Division 50)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
 44             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note A - Organization (continued)

American Century Ultra Fund, Division 31
Evergreen Growth and Income Fund, Class A - (Division 56) Evergreen Small Cap Value Fund, Class A - (Division 55) Evergreen Value Fund, Class A - (Division 57)
Putnam Global Growth Fund, Class A (Division 28)
Putnam New Opportunities Fund, Class A (Division 26)
Putnam OTC & Emerging Growth Fund, Class A (Division 27) Templeton Variable Products Series Fund:
   Templeton Asset Strategy Fund, Class 1 (Division 19) Templeton Foreign Fund, Class A (Division 32)
Vanguard LifeStrategy Conservative Growth Fund (Division 54) Vanguard LifeStrategy Growth Fund (Division 52)
Vanguard LifeStrategy Moderate Growth Fund (Division 53) Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Janus Adviser Worldwide Fund (Division 47)
Janus Fund (Division 61)
INVESCO Blue Chip Growth Fund, Investor Class (Division 62) Warburg Pincus Small Company Growth Fund,
   Common Class (Division 63)
MAS Mid Cap Growth Portfolio, Adviser Class (Division 64) Evergreen Special Equity Fund, Class A (Division 65)
Sit Small Cap Growth Fund (Division 66)
Sit Mid Cap Growth Fund (Division 67)
Ariel Fund (Division 68)
Ariel Appreciation Fund (Division 69)
Lou Holland Growth Fund (Division 70)
Dreyfus Basic GNMA Fund (Division 71)

     Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999. Divisions 45 and 46 became available to contract holders of the Separate Account effective October 2, 2000. Divisions 72 and 73 became available to contract holders of the Separate Account effective November 1, 2000. Divisions 47 and 61 through 71 inclusive, became available to contract holders of the Separate Account effective December 8, 2000.

     VALIC serves as transfer agent and accounting services agent to NAF VPS I and NAF VPS II. American General Advisers, a division of VALIC, serves as investment adviser for NAF VPS I and NAF VPS II. American General Investment Management, L.P., an affiliate of the adviser, serves as investment sub-adviser to certain NAF VPS II Funds. The remaining Funds are managed by third-party portfolio managers.

     Effective December 8, 2000, several Funds of NAF VPS II (former AGSPC 3) and other third party Funds offered through Separate Account divisions were substituted for Funds in NAF VPS I and NAF VPS II. The substitution occured as follows:

                                                            Net Assets at
                                                            Time of
Replaced Funds                                              Substitution    Substitute Funds
--------------                                              ------------    ----------------
Dreyfus Founders Growth Fund (Division 30)                  $854,001,806    NAF VPS I Founders Large Cap Growth Fund (Division 30)
Templeton International Fund (Division 20)                  $659,083,807    NAF VPS I American Century International Growth Fund
                                                                            (Division 20)
Neuberger & Berman Guardian Trust Fund (Division 29)        $ 51,705,952    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
Scudder Growth & Income Fund (Division 21)                  $222,606,110    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
T. Rowe Price Small Cap Fund (Division 51)                  $ 15,841,298    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
Dreyfus Small Cap Portfolio (Division 18)                   $815,503,691    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
American General Domestic Bond Fund (Division 43)           $  1,998,791    NAF VPS II AG Core Bond Fund (Division 58)
American General Balanced Fund (Division 42)                $ 11,963,587    NAF VPS II AG Moderate Growth Lifestyle Fund
                                                                            (Division 49)
American General International Value Fund (Division 34)     $  9,416,484    NAF VPS II International Growth Fund (Division 33)

     The substitutions are expected to result in enhanced administrative efficiency and improved choices for the participants. The substitution took place at net assets as shown in the table above, with no change in the amount of any contract owner's contract value, cash value, death benefit or in the dollar value investment in the Separate Account. All expenses incurred in connection with the substitutions were paid by VALIC.

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

     In addition to the 69 divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus and Independence Plus prospectus for a complete description of the available Funds and fixed account.

     Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           45
================================================================================


Note B -- Summary of Significant Accounting Policies

     The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     Investment Valuation. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

     Investment Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     Annuity Reserves. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     Accumulation Units. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

Note C -- Transactions with Affiliates
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the average daily net assets of each division, is assessed daily based on the following annual rates:

          Divisions                      Standard Charge
          ---------------------------------------------------------------------
          10B                            0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million
          ---------------------------------------------------------------------
          1, 2, 4 through 8,             1.00%
          10A, 10C and 10D,
          11 through 18,
          20, 21, and 30
          33 through 44,
          48 through 50,
          58 through 60
          and 72 and 73
          ---------------------------------------------------------------------
          19, 22 through 28             1.25%
          31, 32 and 47
          52 through 57 and
          61 through 71
          ---------------------------------------------------------------------

================================================================================
 46                      NOTES TO FINANCIAL STATEMENTS
================================================================================

Note C-- Transactions with Affiliates (continued)

     Certain Funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their Funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account's standard charge to the corresponding division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

          Divisions                           Expense Reduction
          ------------------------------------------------------------------
          22 and 23,                          0.25%
          26 through 28,
          32, 33, 35 through 41, and 44,
          47 through 50,
          55 through 71
          ------------------------------------------------------------------
          31                                  0.20% on the first $75 million
                                              0.25% on the excess over $75
                                              million
          ------------------------------------------------------------------

     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

     Expenses of the Separate Account's Divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

          Divisions                           Expense Limitations
          ---------------------------------------------------------------------
          10A                                 1.4157% on the first $359,065,787
                                              1.36% on the next $40,934,213
                                              1.32% on the excess over $400
                                              million
          ---------------------------------------------------------------------
          10B                                 0.6966% on the first $25,434,267
                                              0.50% on the next $74,565,733
                                              0.25% on the excess over $100
                                              million
          ---------------------------------------------------------------------

     Accordingly, during the years ended December 31, 2000 and 1999, VALIC reduced expenses of Division 10B by $37,886 and $94,122, respectively.

     A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $7,228,455 and $6,506,341 for the periods ended December 31, 2000 and 1999, respectively.

     VALIC received surrender charges of $8,088,514 and $6,181,873 for the periods ended December 31, 2000 and 1999, respectively. In addition, VALIC received $36,638 and $2,785 for the year ended December 31, 2000, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively.

     VALIC redeemed $4,780,787 and $1,339,272 on September 29, 2000 and October 31, 2000, respectively, from the NAF VPS II Funds. The redemptions had cost basis of $3,605,230 and $1,037,066, respectively, which resulted in net gains of $1,175,557 and $302,206, respectively, to VALIC. Capital surplus amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

================================================================================
                                NOTES TO FINANCIAL STATEMENTS                47
================================================================================


Note D -- Investments

The cost of Fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of Fund shares owned as of December 31, 2000:

                                                                                                                       Unrealized
                                                                             Market                                   Appreciation
Underlying Fund                                     Division       Shares    Price        Market          Cost       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation.............       1 & 7        5,581,624  $ 9.23  $   51,518,393  $   52,718,980  $   (1,200,587)
NAF VPS I AG 1 Money Market...................       2 & 6      499,042,586    1.00     499,042,586     499,042,586              --
NAF VPS I AG MidCap Index.....................           4       50,509,894   19.65     992,519,408   1,000,111,970      (7,592,562)
NAF VPS I AG Asset Allocation ................           5       16,871,393   13.05     220,171,681     213,805,085       6,366,596
NAF VPS I AG Government Securities............           8        9,033,366   10.13      91,507,999      91,304,944         203,055
NAF VPS I AG Stock Index......................   10A, B, C & D  123,587,525   38.80   4,795,195,977   3,044,956,305   1,750,239,672
NAF VPS I AG International Equities...........          11       13,075,029    9.90     129,442,791     156,885,581     (27,442,790)
NAF VPS I AG Social Awareness.................          12       23,697,787   22.39     530,593,450     492,328,888      38,264,562
NAF VPS I AG International Government Bond....          13       10,434,521   10.74     112,066,758     116,396,971      (4,330,213)
NAF VPS I AG Small Cap Index..................          14       16,471,737   13.75     226,486,385     262,867,612     (36,381,227)
NAF VPS I Core Equity.........................          15       68,662,913   14.30     981,879,653   1,141,859,915    (159,980,262)
NAF VPS I AG Growth & Income..................          16       17,082,048   15.51     264,942,567     288,253,805     (23,311,238)
NAF VPS I T. Rowe Price Science & Technology..          17      114,919,131   22.58   2,594,873,974   3,155,593,118    (560,719,144)
NAF VPS I Founders/T. Rowe Price
   Small Cap Index............................          18       80,063,513    9.59     767,809,090     800,624,927     (32,815,837)
Templeton Asset Allocation....................          19       14,959,353   19.22     287,518,770     308,756,929     (21,238,159)
NAF VPS I American Century
   International Growth.......................          20       65,501,592    9.92     649,775,791     655,008,544      (5,232,753)
NAF VPS I American Century
   Income & Growth............................          21       26,777,082    9.79     262,147,637     267,748,285      (5,600,648)
Vanguard Fixed Income Securities:
   Long-Term Corporate........................          22        8,768,118    8.45      74,090,594      77,435,956      (3,345,362)
   Long-Term Treasury.........................          23       17,991,915   10.90     196,111,873     192,303,654       3,808,219
Vanguard Windsor II...........................          24       28,019,190   27.20     762,121,966     820,999,580     (58,877,614)
Vanguard Wellington...........................          25       20,016,438   28.21     564,663,717     597,216,578     (32,552,861)
Putnam New Opportunities, Class A.............          26       17,785,180   58.62   1,042,567,268   1,203,498,998    (160,931,730)
Putnam OTC & Emerging Growth, Class A.........          27       29,397,284   13.92     409,210,198     804,358,059    (395,147,861)
Putnam Global Growth, Class A.................          28       51,947,481   10.90     566,227,548     739,670,249    (173,442,701)
Dreyfus Founders Growth.......................          30       83,365,826    8.97     747,791,467     833,349,460     (85,557,993)
American Century Ultra .......................          31       34,232,046   32.37   1,108,091,336   1,260,978,046    (152,886,710)
Templeton Foreign, Class A....................          32       31,532,473   10.34     326,045,773     314,483,387      11,562,386
NAF VPS II International Growth ..............          33        1,456,606   12.48      18,178,447      18,859,884        (681,437)
NAF VPS II Small Cap Growth...................          35        1,659,133   14.41      23,908,109      28,694,311      (4,786,202)
NAF VPS II Small Cap Value....................          36          760,971   10.80       8,218,486       7,895,307         323,179
NAF VPS II Mid Cap Growth.....................          37        1,326,410    9.28      12,309,083      15,474,205      (3,165,122)
NAF VPS II Neuberger Berman Mid Cap Value.....          38        1,892,405   13.99      26,474,746      24,166,142       2,308,604
NAF VPS II Large Cap Growth...................          39        1,901,390   11.93      22,683,579      26,763,843      (4,080,264)
NAF VPS II Large Cap Value....................          40          523,388   11.42       5,977,085       5,662,011         315,074
NAF VPS II AG Socially Responsible............          41        1,080,365   12.24      13,223,667      12,918,294         305,373
NAF VPS II AG Money Market....................          44       31,490,350    1.00      31,490,350      31,490,350              --
NAF VPS II Putnam Opportunities...............          45           11,485    7.91          90,844          88,806           2,038
NAF VPS II Nasdaq-100(R) Index................          46          468,359    6.63       3,105,221       3,315,944        (210,723)
NAF VPS II Janus Worldwide....................          47           63,061   37.20       2,345,856       2,424,935         (79,079)
NAF VPS II AG Growth Lifestyle Fund...........          48        1,461,023   10.32      15,077,758      17,379,326      (2,301,568)
NAF VPS II AG Moderate Growth Lifestyle.......          49        2,196,438   10.92      23,985,106      26,270,066      (2,284,960)
NAF VPS II AG Conservative Growth Lifestyle...          50        1,387,903    9.95      13,809,639      15,488,806      (1,679,167)
Vanguard LifeStrategy Growth..................          52        1,968,976   19.59      38,572,241      40,092,706      (1,520,465)
Vanguard LifeStrategy Moderate Growth.........          53        2,505,848   17.24      43,200,815      44,143,160        (942,345)
Vanguard LifeStrategy Conservative Growth.....          54          524,561   14.70       7,711,045       7,859,457        (148,412)
Evergreen Small Cap Value, Class A............          55           48,402   17.57         850,430         804,222          46,208

--------------------------------------------------------------------------------

================================================================================
 48                        NOTES TO FINANCIAL STATEMENTS
================================================================================

Note D-- Investments (continued)

                                                                                                                       Unrealized
                                                                         Market                                       Appreciation
Underlying Fund                                       Division   Shares  Price       Market            Cost          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Evergreen Growth and Income, Class A............         56       5,625  $26.60 $       149,620   $         157,241 $        (7,621)
Evergreen Value, Class A........................         57      17,182   20.08         346,425             361,547         (15,122)
NAF VPS II AG Core Bond.........................         58     796,773    9.64       7,680,894           7,834,984        (154,090)
NAF VPS II AG Strategic Bond....................         59     628,319    9.30       5,843,370           6,242,407        (399,037)
NAF VPS II AG High Yield Bond...................         60     671,173    8.13       5,456,638           6,570,113      (1,113,475)
Janus...........................................         61      94,064   33.29       3,131,422           3,480,109        (348,687)
INVESCO Blue Chip, Investor Class...............         62     156,326    5.15         805,081             929,800        (124,719)
Warburg Pincus Small Co. Growth, Common Class...         63      20,943   21.04         440,647             451,129         (10,482)
MAS Mid Cap Growth, Adviser Class...............         64      22,946   24.48         561,749             639,656         (77,907)
Evergreen Special Equity........................         65      10,738   12.16         130,578             129,824             754
Sit Small Cap Growth............................         66      12,921   35.16         454,301             464,033          (9,732)
Sit Mid Cap Growth..............................         67      14,691   16.03         235,495             243,380          (7,885)
Ariel...........................................         68       5,282   33.61         177,526             170,323           7,203
Ariel Appreciation..............................         69       6,443   32.53         209,603             199,675           9,928
Lou Holland.....................................         70       8,136   18.66         151,871             159,115          (7,244)
Dreyfus Basic GNMA..............................         71      59,040   14.99         885,006             882,489           2,517
NAF VPS I T. Rowe Price Blue Chip Growth........         72     135,864    9.32       1,266,300           1,290,588         (24,288)
NAF VPS I T. Rowe Price Health Sciences.........         73     349,418   10.01       3,497,692           3,417,559          80,133)
                                                                                ---------------   ----------------- ---------------
   Total........................................                                $19,597,051,375   $  19,755,974,159 $  (158,922,784)
                                                                                ---------------   ----------------- ---------------

Note E -- Federal Income Taxes

     VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note F - Security Purchases and Sales

For the year ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments were:

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation Division 1.............................  $       480,315     $      1,232,605
NAF VPS I AG Capital Conservation Division 7.............................        7,791,575           13,255,196
NAF VPS I AG 1 Money Market Division 2...................................        6,940,781            6,887,463
NAF VPS I AG 1 Money Market Division 6...................................      713,603,521          678,568,993
NAF VPS I AG Mid Cap Index Division 4....................................      297,872,033           95,801,560
NAF VPS I AG Asset Allocation Division 5.................................       28,791,732           37,910,591
NAF VPS I AG Government Securities Division 8............................       17,294,326           24,314,357
NAF VPS I AG Stock Index Division 10A....................................      155,520,367           84,195,719
NAF VPS I AG Stock Index Division 10B....................................        1,124,936            7,063,208
NAF VPS I AG Stock Index Division 10C....................................      351,529,062          190,930,035
NAF VPS I AG Stock Index Division 10D....................................        4,291,735           12,446,605
NAF VPS I AG International Equities Division 11..........................      177,966,484          178,171,459
NAF VPS I AG Social Awareness Division 12................................       37,268,434           46,419,675
NAF VPS I AG International Government Bond Division 13...................       83,742,745          111,383,740
NAF VPS I AG Small Cap Index Division 14.................................       80,309,779           55,858,625
NAF VPS I AG Core Equity Division 15.....................................      342,530,415          179,486,388
NAF VPS I AG Growth & Income Division 16.................................       63,442,624           47,330,038
NAF VPS I T. Rowe Price Science & Technology Division 17.................    1,343,934,803          152,504,135
NAF VPS I Founders/T. Rowe Price Small Cap Division 18...................      852,227,023          935,702,539
Templeton Asset Allocation Division 19...................................       66,074,457           45,678,418
NAF VPS I American Century International Growth Division 20..............      821,598,323          850,085,663
NAF VPS I American Century Income & Growth Division 21...................      285,622,327          260,994,012
Vanguard Long-Term Corporate Division 22.................................       16,308,982           13,397,373

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           49
================================================================================


Note F - Security Purchases and Sales (continued)

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Division 23..................................  $    79,898,588     $     44,155,795
Vanguard Windsor II Division 24..........................................      100,239,752          127,064,207
Vanguard Wellington Division 25..........................................       74,561,736           83,690,522
Putnam New Opportunities, Class A Division 26............................      589,947,401           34,840,800
Putnam OTC & Emerging Growth, Class A Division 27........................      629,765,849          117,481,384
Putnam Global Growth, Class A Division 28................................      431,726,882           58,444,253
Neuberger Berman Guardian Trust Division 29..............................        7,204,766           64,855,676
NAF VPS I Founders Large Cap Growth Division 30..........................    1,193,048,315          886,932,967
Twentieth Century Ultra Division 31......................................      505,885,583           27,258,545
Templeton Foreign, Class A Division 32...................................       72,823,631           57,252,020
NAF VPS II International Growth Division 33..............................       15,150,348            1,193,359
NAF VPS II International Value Division 34...............................        3,662,612           10,211,966
NAF VPS II J.P. Morgan Small Cap Growth Division 35......................       19,291,310            2,224,877
NAF VPS II Small Cap Value Division 36...................................        3,759,254              273,204
NAF VPS II INVESCO Mid Cap Growth Division 37............................       10,945,697            2,036,904
NAF VPS II Neuberger Berman Mid Cap Value Division 38....................       17,184,865            1,572,139
NAF VPS II Goldman Sachs Large Cap Growth Division 39....................       11,312,351            2,783,658
NAF VPS II State Street Large Cap Value Division 40......................        1,865,937              580,511
NAF VPS II AG Socially Responsible Division 41...........................        3,893,678            1,359,901
NAF VPS II Balanced Division 42..........................................        2,819,691           12,700,547
NAF VPS II Domestic Bond Division 43.....................................          698,565            2,606,272
NAF VPS II AG 2 Money Market Division 44.................................       35,692,295           15,755,665
NAF VPS I Putnam Opportunities Division 45...............................          171,733               69,878
NAF VPS I Nasdaq-100(R) Index Division 46................................        3,514,679              136,929
Janus Adviser Worldwide Division 47......................................        2,479,588               49,564
NAF VPS II AG Aggressive Growth Lifestyle Division 48....................       10,121,153            1,633,313
NAF VPS II AG Moderate Growth Lifestyle Division 49......................       16,754,075            1,996,352
NAF VPS II AG Conservative Growth Lifestyle Division 50..................        7,155,218              986,035
T. Rowe Price Small Cap Division 51......................................        7,053,803           17,222,016
Vanguard Growth Lifestrategy Division 52.................................       19,841,634            2,970,424
Vanguard Moderate Growth Lifestrategy Division 53........................       16,789,244            3,408,146
Vanguard Conservative Growth Lifestrategy Division 54....................        3,944,508            1,355,948
Evergreen Small Cap Equity Income, Class A Division 55...................          806,633                2,721
Evergreen Growth & Income, Class A Division 56...........................          157,474                5,525
Evergreen Value Large Cap, Class A Division 57...........................          362,212                5,123
NAF VPS II AG Core Bond Division 58......................................        2,557,724              168,465
NAF VPS II AG Strategic Bond Division 59.................................          920,111              203,072
NAF VPS II AG High Yield Bond Division 60................................        1,066,589              206,569
Janus Fund Division 61...................................................        3,480,109                    -
INVESCO Blue Chip Growth, Investor Class Division 62.....................        1,012,476               62,715
Warbug Pincus Small Company Growth, Common Class Division 63.............          458,864                6,639
MAS Mid Cap Growth, Adviser Class Division 64............................          724,927               77,608
Evergreen Special Equity Division 65.....................................          129,824                    -
Sit Small Cap Growth Division 66.........................................          464,142                   84
Sit Mid Cap Growth Division 67...........................................          251,507                5,635
Ariel Fund Division 68...................................................          170,323                    -
Ariel Appreciation Division 69...........................................          218,691               17,639
Lou Holland Growth Division 70...........................................          159,115                    -
Dreyfus Basic GNMA Division 71...........................................          895,548               13,095
NAF VPS I T. Rowe Price Blue Chip Growth Division 72.....................        1,292,919                2,127
NAF VPS I T. Rowe Price Health Sciences Division 73......................        3,417,559                    -
                                                                           ------------------------------------
Total....................................................................  $ 9,674,018,267     $  5,615,499,191
                                                                           ====================================

--------------------------------------------------------------------------------

================================================================================
 50             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units

The Company offers contract owners standard units, enhanced -20bp units, and enhanced -40bp units. The increase (decrease) in accumulation units for the periods ended December 31, 2000 and 1999 are as follows:

                                                                            NAF VPS I AG                     NAF VPS I AG
                                                                      Capital Conservation Fund      Capital Conservation Fund
                                                                             Division 1                       Division 7
                                                                    ---------------------------     ---------------------------
                                                                       For the        For the          For the        For the
                                                                     Year Ended     Year Ended       Year Ended     Year Ended
                                                                    December 31,   December 31,     December 31,   December 31,
                                                                        2000           1999             2000           1999
                                                                    ---------------------------     ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................     1,415,413        1,689,443      24,749,727     28,751,662
Accumulation units for purchase payments received .............        15,340            7,625       1,505,124      2,493,112
Decrease for surrendered contracts ............................      (175,671)        (163,729)     (2,273,285)    (2,451,317)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (93,067)        (117,926)     (3,325,211)    (4,043,730)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................     1,162,015        1,415,413      20,656,355     24,749,727
                                                                    ---------------------------     ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................            --               --          95,480             --
Accumulation units for purchase payments received .............            --               --          17,064          1,311
Decrease for surrendered contracts ............................            --               --         (18,017)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --         147,326         94,169
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         241,853         95,480
                                                                    ---------------------------     ---------------------------


ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................            --               --         194,756             --
Accumulation units for purchase payments received .............            --               --          34,086        215,255
Decrease for surrendered contracts ............................            --               --         (18,767)       (14,186)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --          (9,077)        (6,313)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         200,998        194,756
                                                                    ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     1,162,015        1,415,413      21,099,206     25,039,963
                                                                    ===========================     ===========================

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           51
================================================================================

         NAF VPS I AG 1                  NAF VPS I AG 1                  NAF VPS I AG                    NAF VPS I AG
       Money Market Fund               Money Market Fund               MidCap Index Fund             Asset Allocation Fund
          Division 2                      Division 6                      Division 4                      Division 5
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
    For the         For the         For the         For the         For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2000            1999            2000            1999            2000            1999            2000            1999
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,632,469       1,700,333     233,940,123     147,547,687     151,288,816     169,039,887      61,240,667      60,237,818
      13,538          56,091      68,218,866      64,720,255       8,352,926      10,966,999       3,264,542       4,778,895
    (178,127)       (110,243)    (50,409,051)    (43,563,597)    (10,598,028)     (9,762,355)     (4,639,385)     (4,216,934)

     134,104         (13,712)    (11,632,979)     65,235,778      (2,846,247)    (18,955,715)     (6,906,247)        440,888
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,601,984       1,632,469     240,116,959     233,940,123     146,197,467     151,288,816      52,959,577      61,240,667
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       9,613,663       5,325,479         523,908              --         673,135              --
          --              --       1,054,846       5,728,071         147,930          21,494         100,331          15,305
          --              --        (377,305)     (3,440,849)        (27,313)         (2,594)        (17,397)         (2,562)

          --              --         897,704       2,000,962       1,395,835         505,008         322,250         660,392
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --      11,188,908       9,613,663       2,040,360         523,908       1,078,319         673,135
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       7,687,167             476       1,244,725              --         516,580          31,350
          --              --       3,464,938       7,200,089         439,935       1,132,848         157,851         595,375
          --              --      (2,101,718)       (660,765)       (129,517)        (58,056)        (85,779)        (22,434)

          --              --        (165,168)      1,147,367         499,605         169,933         (46,685)        (87,711)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --       8,885,219       7,687,167       2,054,748       1,244,725         541,967         516,580
 ----------------------------    ----------------------------    ----------------------------    ----------------------------

   1,601,984       1,632,469     260,191,086     251,240,953     150,292,575     153,057,449      54,579,863      62,430,382
 ============================    ============================    ============================    ============================

================================================================================
 52                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS I AG                  NAF VPS I AG
                                                                   Government Securities Fund         Stock Index Fund
                                                                           Division 8                   Division 10A
                                                                  ---------------------------   ---------------------------
                                                                     For the        For the        For the        For the
                                                                   Year Ended     Year Ended     Year Ended     Year Ended
                                                                  December 31,   December 31,   December 31,   December 31,
                                                                      2000           1999           2000           1999
                                                                  ---------------------------   ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    45,292,728     53,729,671     21,421,375     23,726,504
Accumulation units for purchase payments received .............     3,067,979      5,094,626         99,474        117,449
Decrease for surrendered contracts ............................    (3,648,203)    (4,248,881)    (1,908,463)    (1,676,844)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (5,508,659)    (9,282,688)      (656,556)      (745,734)
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................    39,203,845     45,292,728     18,955,830     21,421,375
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................       243,537             --             --             --
Accumulation units for purchase payments received .............        63,909          1,786             --             --
Decrease for surrendered contracts ............................        (4,349)          (384)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       521,152        242,135             --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       824,249        243,537             --             --
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       338,782             --             --             --
Accumulation units for purchase payments received .............        54,419        464,706             --             --
Decrease for surrendered contracts ............................       (20,978)       (31,972)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (131,733)       (93,952)            --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       240,490        338,782             --             --
                                                                  ---------------------------   ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    40,268,584     45,875,047     18,955,830     21,421,375
                                                                  ===========================   ===========================

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    53
================================================================================

          NAF VPS I AG                    NAF VPS I AG                     NAF VPS I AG                   NAF VPS I AG
        Stock Index Fund                Stock Index Fund                 Stock Index Fund         International Equities Fund
          Division 10B                    Division 10C                     Division 10D                   Division 11
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
    For the          For the        For the         For the          For the         For the        For the         For the
  Year Ended       Year Ended     Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
 December 31,     December 31,   December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
     2000             1999           2000            1999             2000            1999           2000            1999
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
   1,005,615       1,131,113     766,975,696     691,680,049       5,858,523       6,655,796      94,415,343     101,811,751
       7,099           3,915     106,069,942      85,102,067          39,387          65,246       5,061,421       7,361,259
    (113,409)       (115,209)    (55,968,481)    (41,025,586)       (478,732)       (477,997)     (7,416,865)     (6,365,745)

     (30,395)        (14,204)    (33,083,152)     31,219,166        (356,906)       (384,522)     (8,720,329)     (8,391,922)
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
     868,910       1,005,615     783,994,005     766,975,696       5,062,272       5,858,523      83,339,570      94,415,343
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      18,855,858       6,859,835              --              --         348,851              --
          --              --       2,042,764       8,137,446              --              --         237,688          19,671
          --              --     (15,057,141)        (34,067)             --              --        (128,718)         (6,362)

          --              --      26,784,691       3,892,644              --              --       1,080,998         335,542
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      32,626,172      18,855,858              --              --       1,538,819         348,851
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      11,637,991          30,811              --              --         274,636              --
          --              --       3,340,212       9,139,755              --              --          41,354         196,432
          --              --        (982,376)       (357,391)             --              --         (11,128)         (3,786)

          --              --        (449,878)      2,824,816              --              --        (104,071)         81,990
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      13,545,949      11,637,991              --              --         200,791         274,636
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

     868,910       1,005,615     830,166,126     797,469,545       5,062,272       5,858,523      85,079,180      95,038,830
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

================================================================================
 54             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                            NAF VPS I AG
                                                                           NAF VPS I AG               International Government
                                                                       Social Awareness Fund                 Bond Fund
                                                                            Division 12                     Division 13
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    136,226,993     114,382,494      90,136,603      97,473,851
Accumulation units for purchase payments received .............     20,365,917      21,095,739      11,451,182      12,093,970
Decrease for surrendered contracts ............................     (8,452,216)     (5,774,213)     (9,804,819)     (5,469,289)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (17,807,539)      6,522,973     (20,698,718)    (13,961,929)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................    130,333,155     136,226,993      71,084,248      90,136,603
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      3,028,346       1,218,871       1,058,856         408,156
Accumulation units for purchase payments received .............        290,250       1,105,489         101,811         256,956
Decrease for surrendered contracts ............................     (2,334,174)         (1,614)       (744,053)           (349)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      3,418,863         705,600       1,444,501         394,093
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................      4,403,285       3,028,346       1,861,115       1,058,856
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................        631,193           1,451         308,660           1,531
Accumulation units for purchase payments received .............        132,377         829,652          30,762         731,209
Decrease for surrendered contracts ............................        (72,982)       (110,191)        (26,557)        (50,362)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (37,438)        (89,719)        (20,344)       (373,718)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................        653,150         631,193         292,521         308,660
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    135,389,590     139,886,532      73,237,884      91,504,119
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           55
================================================================================

                                                                                                         NAF VPS I
         NAF VPS I AG                    NAF VPS I                      NAF VPS I AG                   T. Rowe Price
     Small Cap Index Fund            Core Equity Fund              Growth & Income Fund          Science & Technology Fund
         Division 14                    Division 15                     Division 16                     Division 17
---------------------------    ----------------------------    ----------------------------    ----------------------------
   For the        For the         For the         For the         For the         For the         For the         For the
 Year Ended     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
December 31,   December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
    2000           1999            2000            1999            2000            1999            2000            1999
---------------------------    ----------------------------    ----------------------------    ----------------------------
94,031,183     107,321,016     460,108,285     494,997,996     124,329,201     129,550,695     517,699,561     418,601,069
 6,840,735       9,771,905      49,862,011      59,686,335      10,027,033      12,510,229      84,872,257      55,483,486
(6,986,624)     (6,274,128)    (30,786,493)    (26,719,865)     (9,346,988)     (7,914,402)    (37,876,177)    (22,697,270)

(3,099,111)    (16,787,610)    (82,015,083)    (67,856,181)    (14,991,004)     (9,817,321)     29,578,383      66,312,276
---------------------------    ----------------------------    ----------------------------    ----------------------------
90,786,183      94,031,183     397,168,720     460,108,285     110,018,242     124,329,201     594,274,024     517,699,561
---------------------------    ----------------------------    ----------------------------    ----------------------------


   522,127            --         8,377,232       4,324,799         660,621            --        11,744,052       3,228,389
   221,479          17,478         580,736       1,781,493         239,585           7,488       1,830,123       5,480,195
   (31,622)         (3,285)     (6,178,071)         (3,803)        (87,011)           (792)     (8,722,305)         (7,823)

 1,046,995         507,934       8,188,241       2,274,743         712,264         653,925      19,598,532       3,043,291
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,758,979         522,127      10,968,138       8,377,232       1,525,459         660,621      24,450,402      11,744,052
---------------------------    ----------------------------    ----------------------------    ----------------------------


   949,989          58,824       3,034,597           3,571         704,903            --         3,286,480           6,377
   330,955         889,779         463,208       3,640,779         188,457         896,032         641,497       3,089,250
   (76,568)        (29,252)       (261,439)       (294,211)        (60,399)        (67,780)       (698,260)       (148,636)

   233,274          30,638        (434,231)       (315,542)        (87,268)       (123,349)        830,638         339,489
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,437,650         949,989       2,802,135       3,034,597         745,693         704,903       4,060,355       3,286,480
---------------------------    ----------------------------    ----------------------------    ----------------------------

93,982,812      95,503,299     410,938,993     471,520,114     112,289,394     125,694,725     622,784,781     532,730,093
===========================    ============================    ============================    ============================

--------------------------------------------------------------------------------

================================================================================
 56            NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                             NAF VPS I
                                                                       Founders/T. Rowe Price                Templeton
                                                                           Small Cap Fund          Asset Strategy Fund, Class 1
                                                                            Division 18                     Division 19
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period......................    351,855,473     474,215,229     137,266,658     190,963,707
Accumulation units for purchase payments received..............     26,734,336       3,056,845      10,310,052      15,109,988
Decrease for surrendered contracts.............................    (25,744,851)    (25,365,385)    (11,128,744)    (10,995,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................    (38,110,489)   (100,051,216)    (15,787,924)    (57,811,106)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................    314,734,469     351,855,473     120,660,042     137,266,658
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................      2,046,085            --           485,669            --
Accumulation units for purchase payments received..............        312,539          85,558          77,748           5,750
Decrease for surrendered contracts.............................        (75,397)        (15,829)        (13,722)         (7,988)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      2,416,578       1,976,356         660,898         487,907
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................      4,699,805       2,046,085       1,210,593         485,669
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................     23,669,214            --        18,489,196            --
Accumulation units for purchase payments received..............        563,756      41,940,798       3,250,945       4,159,244
Decrease for surrendered contracts.............................     (1,886,323)     (2,773,842)     (1,821,117)     (1,260,159)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      3,102,027     (15,497,742)     (1,520,679)     15,590,111
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................     25,448,674      23,669,214      18,398,345      18,489,196
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    344,882,948     377,570,772     140,268,980     156,241,523
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           57
================================================================================

          NAF VPS I                        NAF VPS I
       American Century                American Century                     Vanguard                      Vanguard
  International Growth Fund          Income & Growth Fund           Long-Term Corporate Fund       Long-Term Treasury Fund
         Division 20                     Division 21                      Division 22                    Division 23
----------------------------    ----------------------------     ----------------------------   ----------------------------
   For the         For the         For the         For the          For the         For the        For the         For the
 Year Ended      Year Ended      Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
December 31,    December 31,    December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
    2000            1999            2000            1999             2000            1999           2000            1999
----------------------------    ----------------------------     ----------------------------   ----------------------------
372,176,780     452,419,089     146,888,390     159,815,811      49,616,245      44,122,646     110,102,115      86,673,300
 27,858,379      20,608,146      28,409,750      31,015,356      12,670,742      11,931,469      26,744,597      31,229,264
(26,825,529)    (24,029,305)    (13,384,289)     (8,130,947)     (4,835,582)     (3,078,766)     (9,294,537)     (6,546,427)

(66,065,398)    (76,821,150)     (3,345,774)    (35,811,830)     (9,269,629)     (3,359,104)       (520,747)     (1,254,022)
----------------------------    ----------------------------     ----------------------------   ----------------------------
307,144,232     372,176,780     158,568,077     146,888,390      48,181,776      49,616,245     127,031,428     110,102,115
----------------------------    ----------------------------     ----------------------------   ----------------------------


  2,084,490            --         6,367,461       4,494,005       4,060,325       2,949,044       7,578,682       3,682,809
    221,612         146,063         700,655         998,121         154,459         890,621         460,645       2,771,260
    (73,075)        (22,668)     (5,503,925)         (4,797)     (3,802,161)         (1,180)     (6,244,531)        (14,424)

  1,970,064       1,961,095       8,335,626         880,132       4,223,808         221,840       8,383,197       1,139,037
----------------------------    ----------------------------     ----------------------------   ----------------------------
  4,203,091       2,084,490       9,899,817       6,367,461       4,636,431       4,060,325      10,177,993       7,578,682
----------------------------    ----------------------------     ----------------------------   ----------------------------


 19,529,937            --         2,230,357           3,163       3,874,406             883       1,466,945           7,820
  3,386,658      26,021,323         780,176       2,034,695         982,614       3,873,523         411,531       1,729,182
 (1,825,284)     (1,504,459)       (205,564)       (127,566)       (518,869)           --          (199,090)        (19,243)

 (1,592,137)     (4,986,927)        (71,736)        320,065        (465,738)           --           145,741        (250,814)
----------------------------    ----------------------------     ----------------------------   ----------------------------
 19,499,174      19,529,937       2,733,233       2,230,357       3,872,413       3,874,406       1,825,127       1,466,945
----------------------------    ----------------------------     ----------------------------   ----------------------------

330,846,497     393,791,207     171,201,127     155,486,208      56,690,620      57,550,976     139,034,548     119,147,742
============================    ============================     ============================   ============================

================================================================================
 58                 NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)



                                                                             Vanguard                        Vanguard
                                                                         Windsor II Fund                 Wellington Fund
                                                                           Division 24                     Division 25
                                                                   ----------------------------    ----------------------------
                                                                      For the        For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    426,529,299     372,737,595     328,701,408     253,840,498
Accumulation units for purchase payments received .............     93,138,387     100,997,211      81,385,567      77,532,594
Decrease for surrendered contracts ............................    (34,209,465)    (21,916,141)    (27,813,731)    (17,914,772)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................   (107,440,906)    (25,289,366)    (87,834,418)     15,243,088
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................    378,017,315     426,529,299     294,438,826     328,701,408
                                                                   ---------------------------     ---------------------------
ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     20,846,053      13,800,156      28,195,817      19,636,072
Accumulation units for purchase payments received .............        966,961       6,123,454         864,417       7,575,292
Decrease for surrendered contracts ............................    (19,871,196)         (2,842)    (26,926,085)        (12,079)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     22,228,050         925,285      27,551,693         996,532
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     24,169,868      20,846,053      29,685,842      28,195,817
                                                                   ---------------------------     ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     18,903,967          29,953      13,813,418           9,214
Accumulation units for purchase payments received .............      5,241,844      15,634,457       3,359,842      11,129,037
Decrease for surrendered contracts ............................     (1,200,185)       (444,384)       (962,300)       (220,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     (4,325,963)      3,683,941      (2,468,270)      2,896,098
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     18,619,663      18,903,967      13,742,690      13,813,418
                                                                   ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    420,806,846     466,279,319     337,867,358     370,710,643
                                                                   ===========================     ===========================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                               NOTES TO FINANCIAL STATEMENTS                 59
================================================================================

                                             Putnam
            Putnam                   OTC & Emerging Growth                   Putnam                    Neuberger & Berman
New Opportunities Fund - Class A         Fund - Class A             Global Growth Fund, Class A        Guardian Trust Fund
           Division 26                     Division 27                     Division 28                   Division 29/(1)/
--------------------------------  -----------------------------    ----------------------------    -----------------------------
    For the          For the          For the         For the         For the         For the         For the          For the
  Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2000             1999             2000            1999            2000            1999            2000             1999
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  386,064,440     280,523,297      170,725,977     129,463,792     181,916,991     101,468,260      40,241,067      45,261,146
  106,607,277      76,168,935       73,330,854      22,401,108      67,680,261      35,854,841       6,749,189       8,352,744
  (32,579,897)    (14,558,724)     (17,441,497)     (3,370,087)    (15,526,970)     (5,678,042)     (2,962,898)     (2,553,872)

   69,516,775      43,930,932      101,523,710      22,231,164      59,920,360      50,271,932     (44,027,358)    (10,818,951)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  529,608,595     386,064,440      328,139,044     170,725,977     293,990,642     181,916,991              --      40,241,067
--------------------------------  -----------------------------    ----------------------------    -----------------------------

   19,231,737      10,725,927        6,570,152       3,092,839      11,313,375       6,153,771       1,406,229       1,012,671
    3,344,601       7,328,857        2,105,776       2,711,990       2,244,214       4,555,014          76,022         273,728
  (18,073,726)        (13,984)      (5,952,029)         (3,563)    (10,549,015)         (4,108)     (1,263,310)             --

   32,880,539       1,190,937       18,184,261         768,886      20,560,348         608,698        (218,941)        119,830
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   37,383,151      19,231,737       20,908,160       6,570,152      23,568,922      11,313,375              --       1,406,229
--------------------------------  -----------------------------    ----------------------------    -----------------------------


   21,386,431          10,797        1,605,024           3,073       7,494,551           5,761         112,799             253
    8,218,739      12,665,925          805,979       3,590,711       3,165,071       4,604,648             223         196,982
   (1,881,191)       (471,513)        (265,893)     (2,923,259)       (816,456)       (128,409)        (17,631)         (1,071)

    5,631,970       9,181,222        1,198,780         934,499       2,289,456       3,012,551         (95,391)        (83,365)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   33,355,949      21,386,431        3,343,890       1,605,024      12,132,622       7,494,551              --         112,799
--------------------------------  -----------------------------    ----------------------------    -----------------------------

  600,347,695     426,682,608      352,391,094     178,901,153     329,692,186     200,724,917              --      41,760,095
================================  =============================    ============================    =============================

================================================================================
 60                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                         NAF VPS I
                                                                          Founders                          American
                                                                     Large Cap Growth Fund             Century Ultra Fund
                                                                          Division 30                      Division 31
                                                                  -----------------------------   ------------------------------
                                                                    For the          For the        For the           For the
                                                                   Year Ended       Year Ended     Year Ended        Year Ended
                                                                  December 31,     December 31,   December 31,      December 31,
                                                                      2000            1999            2000            1999
                                                                  -----------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    357,129,398     250,777,959     411,119,880     209,221,513
Accumulation units for purchase payments received .............     92,326,749      76,672,387     135,222,074      97,039,857
Decrease for surrendered contracts ............................    (31,725,586)    (14,231,254)    (31,212,556)    (15,080,667)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     (2,762,592)     43,910,306      36,661,985     119,939,177
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................    414,967,969     357,129,398     551,791,383     411,119,880
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     16,160,159       7,720,189      20,827,045       8,116,612
Accumulation units for purchase payments received .............      1,938,357       7,424,730       3,706,636      11,159,706
Decrease for surrendered contracts ............................    (15,053,007)         (2,035)    (18,874,923)        (18,655)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     24,394,266       1,017,275      32,395,071       1,569,382
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     27,439,775      16,160,159      38,053,829      20,827,045
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     23,525,351          12,861       1,613,349          23,002
Accumulation units for purchase payments received .............      7,465,026      16,671,985          82,447       1,680,150
Decrease for surrendered contracts ............................     (1,882,670)       (406,753)       (697,579)        (31,837)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................      1,087,813       7,247,258         896,530         (57,966)
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     30,195,520      23,525,351       1,894,747       1,613,349
                                                                  ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    472,603,264     396,814,908     591,739,959     433,560,274
                                                                  ============================    ============================



/(1)/ Fund was no longer offered as of December 8, 2000.

________________________________________________________________________________

================================================================================
                  NOTES TO FINANCIAL STATEMENTS                              61
================================================================================


                                                                                                         NAF VPS II
          Templeton                            NAF VPS I                American General                 J.P. Morgan
        Foreign Fund                 International Growth Fund      International Value Fund        Small Cap Growth Fund
         Division 32                       Division 33                   Division 34/(1)/                 Division 35
-----------------------------     -----------------------------    ---------------------------   -----------------------------
  For the           For the          For the         For the          For the        For the       For the          For the
Year Ended        Year Ended       Year Ended       Year Ended      Year Ended     Year Ended     Year Ended       Year Ended
December 31,     December 31,     December 31,     December 31,    December 31,   December 31,   December 31,     December 31,
    2000             1999             2000             1999            2000            1999          2000             1999
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 219,168,378     198,626,023         167,387              --         337,242              --         298,665              --
  46,257,237      41,754,678         543,251         198,944         422,792         195,630         806,648         266,595
 (19,244,544)     (9,772,500)         (5,084)        (22,765)        (26,123)        (11,967)        (50,946)        (18,572)

 (27,188,239)    (11,439,823)      3,231,709          (8,792)       (733,911)        153,579       1,770,788          50,642
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 218,992,832     219,168,378       3,937,263         167,387              --         337,242       2,825,155         298,665
-----------------------------     -----------------------------    ---------------------------   -----------------------------


   8,660,425       5,437,288           5,641              --         177,255              --         119,661              --
     509,226       2,444,648          76,209           1,572          61,331         155,572         133,073         119,537
  (8,035,356)         (1,641)             --              --              --          (4,283)        (13,939)             --

  12,061,226         780,130         761,036           4,069        (238,586)         25,966         237,852             124
----------------------------      -----------------------------    ---------------------------   -----------------------------
  13,195,521       8,660,425         842,886           5,641              --         177,255         476,647         119,661
----------------------------      -----------------------------    ---------------------------   -----------------------------


     503,020           2,605         329,526              --          72,570              --       2,975,505              --
       3,554         689,055         273,996         148,906          59,319          39,348       1,631,517       1,332,705
     (46,555)       (109,252)        (40,470)         (9,299)         (7,503)             --        (331,217)        (64,853)

     (25,565)        (79,388)        453,543         189,919        (124,386)         33,222       2,123,828       1,707,653
----------------------------      -----------------------------    ---------------------------   -----------------------------
     434,454         503,020       1,016,595         329,526              --          72,570       6,399,633       2,975,505
----------------------------      -----------------------------    ---------------------------   -----------------------------

 232,622,807     228,331,823       5,796,744         502,554              --         587,067       9,701,435       3,393,831
============================      =============================    ===========================   =============================


________________________________________________________________________________

================================================================================
 62                      NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                    NAF VPS II
                                                                        NAF VPS II                    INVESCO
                                                                    Small Cap Value Fund         MidCap Growth Fund
                                                                         Division 36                 Division 37
                                                                  --------------------------  ---------------------------
                                                                    For the       For the       For the        For the
                                                                   Year Ended    Year Ended    Year Ended     Year Ended
                                                                  December 31,  December 31,  December 31,   December 31,
                                                                      2000           1999         2000          1999
                                                                  --------------------------  ---------------------------
STANDARD UNITS
Accumulation units at beginning of period......................      166,013            --       477,094            --
Accumulation units for purchase payments received..............       99,577       165,714       648,033       480,526
Decrease for surrendered contracts.............................       (4,853)      (12,171)      (28,383)      (18,934)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................    1,954,458        12,470     2,257,846        15,502
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................    2,215,195       166,013     3,354,590       477,094
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................          232            --         1,244            --
Accumulation units for purchase payments received..............        1,022            --        83,710         1,039
Decrease for surrendered contracts.............................           --            --            --            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       86,291           232       569,577           205
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................       87,545           232       654,531         1,244
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................       80,739            --       393,589            --
Accumulation units for purchase payments received..............       38,162        41,191       151,662       320,282
Decrease for surrendered contracts.............................      (10,412)           --       (20,596)       (5,225)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       43,631        39,548       167,820        78,532
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................      152,120        80,739       692,475       393,589
                                                                  --------------------------  ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    2,454,860       246,984     4,701,596       871,927
                                                                  ==========================  ===========================

--------------------------------------------------------------------------------

================================================================================
                     NOTES TO FINANCIAL STATEMENTS                           63
================================================================================

         NAF VPS II                   NAF VPS II                     NAF VPS II
      Neuberger Berman               Goldman Sachs                  State Street                 NAF VPS II AG
      MidCap Value Fund           Large Cap Growth Fund         Large Cap Value Fund       Socially Responsible Fund
         Division 38                  Division 39                    Division 40                  Division 41
-----------------------------  ---------------------------   ---------------------------  ----------------------------
  For the          For the       For the        For the        For the        For the       For the         For the
 Year Ended       Year Ended    Year Ended     Year Ended     Year Ended     Year Ended    Year Ended      Year Ended
December 31,     December 31,  December 31,   December 31,   December 31,   December 31,  December 31,    December 31,
   2000              1999          2000          1999            2000           1999          2000           1999
-----------------------------  ---------------------------   ---------------------------  ----------------------------
    223,437              --       519,825              --       216,072             --        282,396              --
    394,277          97,398       814,906         501,180       396,276        194,043        282,703         247,965
    (34,750)        (13,765)      (41,449)        (30,451)      (13,625)       (20,511)       (16,998)        (20,764)

  5,791,434         139,804       897,748          49,096       533,811         42,540        273,657          55,195
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  6,374,398         223,437     2,191,030         519,825     1,132,534        216,072        821,758         282,396
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


    142,103              --        95,862              --           221             --        106,148              --
     28,570         151,387       187,151          95,397        14,986            221        147,487          75,719
     (7,060)         (6,744)      (13,587)             --            --             --        (11,847)             --

    523,775          (2,540)      165,990             465       118,483             --      1,049,233          30,429
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
    687,388         142,103       435,416          95,862       133,690            221      1,291,021         106,148
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


  1,116,041              --     9,513,851              --       287,197             --      2,715,174              --
    568,050         733,504     3,381,439       6,582,201       143,250        245,424        932,467       1,831,726
   (121,633)         (7,504)     (817,741)       (200,576)      (18,802)        (8,531)      (307,233)        (14,451)

  1,136,322         390,041       486,238       3,132,226       (67,677)        50,304       (544,440)        897,899
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  2,698,780       1,116,041    12,563,787       9,513,851       343,968        287,197      2,795,968       2,715,174
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------

  9,760,566       1,481,581    15,190,233      10,129,538     1,610,192        503,490      4,908,747       3,103,718
============     ============  ===========    ============   ===========    ============  ============    ============

--------------------------------------------------------------------------------

================================================================================
64                       NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ---------------------------     --------------------------
                                                                      For the         For the         For the        For the
                                                                     Year Ended      Year Ended      Year Ended     Year Ended
                                                                    December 31,    December 31,    December 31,   December 31,
                                                                        2000            1999            2000           1999
                                                                    ---------------------------     --------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................         461,870              --         188,580             --
Accumulation units for purchase payments received .............         236,975         328,741         176,839        189,510
Decrease for surrendered contracts ............................         (36,186)        (14,349)        (18,426)       (28,063)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (662,659)        147,478        (346,993)        27,133
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --         461,870              --        188,580
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................          38,339              --              --             --
Accumulation units for purchase payments received .............          19,404          38,240           2,359             --
Decrease for surrendered contracts ............................            (633)             --              --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................         (57,110)             99          (2,359)            --
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --          38,339              --             --
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       1,968,894              --         370,695             --
Accumulation units for purchase payments received .............         568,056         883,304          53,763        447,719
Decrease for surrendered contracts ............................        (128,471)        (44,206)        (34,676)        (1,569)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (2,408,479)      1,129,796        (389,782)       (75,455)
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --       1,968,894              --        370,695
                                                                    ---------------------------     --------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................              --       2,469,103              --        559,275
                                                                    ===========================     ==========================

(1) Fund was no longer offered as of December 8, 2000.

================================================================================
                       NOTES TO FINANCIAL STATEMENTS                          65
================================================================================

                                           NAF VPS I
       NAF VPS II AG 2                       Putnam                         NAF VPS I AG                          Janus
      Money Market Fund                 Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
         Division 44                        Division 45                      Division 46                       Division 47
----------------------------    -------------------------------     -------------------------------    ---------------------------
   For the         For the      For the Period        For the       For the Period       For the        For the          For the
 Year Ended       Year Ended     Oct. 2, 2000 to     Year Ended     Oct. 2, 2000 to     Year Ended     Year Ended       Year Ended
December 31,     December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,
    2000             1999              2000             1999              2000              1999           2000            1999
----------------------------    -------------------------------     -------------------------------    ---------------------------
  4,089,393               --                --               --                  --              --             --              --
  6,120,524        4,363,951            35,602               --              29,025              --         27,710              --
 (1,277,388)        (214,808)              (14)              --                (225)             --           (142)             --

  5,952,580          (59,750)           73,303               --           4,013,821              --      2,437,773              --
----------------------------    -------------------------------    --------------------------------     --------------------------
 14,885,109        4,089,393           108,891               --           4,042,621              --      2,465,341              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


  1,844,830               --                --               --                  --              --             --              --
  1,863,051        2,176,488                12               --               1,780              --            346              --
 (4,170,581)        (448,769)               --               --                  --              --             --              --

  9,323,073          117,111                --               --             214,962              --        103,271              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
  8,860,373        1,844,830                12               --             216,742              --        103,617              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


         --               --                --               --                  --              --             --              --
      1,274               --                --               --                 291              --            296              --
         --               --                --               --                  --              --             --              --

         --               --             4,289               --              69,252              --          1,939              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
      1,274               --             4,289               --              69,543              --          2,235              --
----------------------------    -------------------------------    --------------------------------    ---------------------------

 23,746,756        5,934,223           113,192               --           4,328,906              --      2,571,193              --
============================    ===============================     ===============================    ===========================

================================================================================
 66                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                           NAF VPS II AG                      NAF VPS II AG
                                                                Aggressive Growth Lifestyle Fund    Moderate Growth Lifestyle Fund
                                                                            Division 48                        Division 49
                                                                --------------------------------    -------------------------------
                                                                      For the         For the            For the          For the
                                                                    Year Ended      Year Ended         Year Ended       Year Ended
                                                                   December 31,    December 31,       December 31,     December 31,
                                                                       2000            1999               2000             1999
                                                                --------------------------------    -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................       139,443             --             215,575             --
Accumulation units for purchase payments received .............     1,664,029        147,977           1,789,733        225,445
Decrease for surrendered contracts ............................       (39,066)        (6,680)            (29,560)       (18,548)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     1,299,933         (1,854)          3,059,291          8,678
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     3,064,339        139,443           5,035,039        215,575
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................        46,149             --             213,355             --
Accumulation units for purchase payments received .............       114,060         46,603             131,170        203,596
Decrease for surrendered contracts ............................       (57,302)            --              (1,226)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       357,260           (454)            521,381          9,759
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................       460,167         46,149             864,680        213,355
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     1,674,512             --           3,491,046             --
Accumulation units for purchase payments received .............       700,417      1,701,141           1,530,398      3,648,403
Decrease for surrendered contracts ............................      (226,631)       (29,541)           (718,004)       (84,343)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (20,721)         2,912           2,287,199        (73,014)
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     2,127,577      1,674,512           6,590,639      3,491,046
                                                                --------------------------------    -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     5,652,083      1,860,104          12,490,358      3,919,976
                                                                ================================    ===============================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    67
================================================================================

        NAF VPS II AG
         Conservative                  T.Rowe Price                    Vanguard                        Vanguard
     Growth Lifestyle Fund             Small Cap Fund           LifeStrategy Growth Fund   LifeStrategy Moderate Growth Fund
          Division 50                 Division 51/(1)/                Division 52                     Division 53
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    For the          For the       For the        For the       For the         For the         For the        For the
  Year Ended       Year Ended    Year Ended     Year Ended    Year Ended      Year Ended      Year Ended     Year Ended
 December 31,     December 31,  December 31,   December 31,  December 31,    December 31,    December 31,   December 31,
     2000             1999          2000           1999          2000            1999            2000           1999
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    203,221             --        821,977            122      1,591,689             --        1,354,406             --
    456,953        187,252        766,767        909,686      2,926,616      1,727,501        1,814,631      1,428,218
    (55,639)        (1,184)      (872,143)       (38,708)      (852,977)       (31,253)        (807,271)       (34,523)

  2,558,479         17,153       (716,601)       (49,123)     3,629,642       (104,559)         981,238        (39,289)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  3,163,014        203,221             --        821,977      7,294,970      1,591,689        3,343,004      1,354,406
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


    246,969             --        249,245             --      1,468,333             --        2,152,244             --
    307,034        247,439         91,146        216,184        804,697      1,425,863          774,183      2,411,164
     (5,320)            --        (25,656)       (28,286)      (107,768)       (27,169)        (161,108)      (114,984)

    186,420           (470)      (314,735)        61,347        102,093         69,639          122,639       (143,936)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    735,103        246,969             --        249,245      2,267,355      1,468,333        2,887,958      2,152,244
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


  1,160,286             --      5,672,360             --     15,310,158             --       22,135,061             --
    504,840      1,220,102      2,005,181      4,302,819      7,365,530      9,924,109       10,602,156     17,865,681
   (230,917)       (40,683)      (394,780)      (102,611)    (1,659,282)      (102,684)      (2,464,768)      (431,210)

     97,501        (19,133)    (7,282,761)     1,472,152       (256,185)     5,488,733       (1,313,928)     4,700,590
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  1,531,710      1,160,286             --      5,672,360     20,760,221     15,310,158       28,958,521     22,135,061
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------

  5,429,827      1,610,476             --      6,743,582     30,322,546     18,370,180       35,189,483     25,641,711
 ============================== ===========================  ============================  =================================

================================================================================
 68                             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          Vanguard
                                                                        LifeStrategy                     Evergreen
                                                                  Conservative Growth Fund      Small Cap Value Fund, Class A
                                                                        Division 54                     Division 55
                                                                 ----------------------------   -------------------------------
                                                                    For the        For the         For the     For the Period
                                                                   Year Ended     Year Ended      Year Ended  Jan. 4, 1999 to
                                                                  December 31,   December 31,    December 31,   December 31,
                                                                     2000           1999            2000           1999
                                                                 ----------------------------   -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................      554,101            --             244           --
Accumulation units for purchase payments received .............      639,109       586,097         158,457          244
Decrease for surrendered contracts ............................     (269,759)      (19,952)           (129)          --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      508,279       (12,044)        555,922           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    1,431,730       554,101         714,494          244
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      375,819            --              --           --
Accumulation units for purchase payments received .............      170,916       427,401             462           --
Decrease for surrendered contracts ............................      (52,586)      (37,236)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (11,642)      (14,346)          9,505           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................      482,507       375,819           9,967           --
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................    3,665,491            --              --           --
Accumulation units for purchase payments received .............    1,868,529     2,207,564             743           --
Decrease for surrendered contracts ............................     (572,830)     (105,249)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     (352,514)    1,563,176             605           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    4,608,676     3,665,491           1,348           --
                                                                 ----------------------------   -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    6,522,913     4,595,411         725,809          244
                                                                 ============================   ===============================

--------------------------------------------------------------------------------

================================================================================
                                NOTES TO FINANCIAL STATEMENTS               69
================================================================================

           Evergreen
   Growth and Income Fund,                Evergreen                         NAF VPS II AG                      NAF VPS II AG
           Class A                   Value Fund, Class A                    Core Bond Fund                  Strategic Bond Fund
         Division 56                     Division 57                          Division 58                       Division 59
------------------------------   -------------------------------   -------------------------------   ------------------------------
  For the      For the Period        For the    For the Period          For the         For the          For the         For the
Year Ended     Jan. 4, 1999 to     Year Ended   Jan. 4, 1999 to       Year Ended       Year Ended       Year Ended      Year Ended
December 31,     December 31,      December 31,  December 31,        December 31,     December 31,     December 31,    December 31,
   2000             1999              2000           1999               2000              1999            2000             1999
------------------------------   -------------------------------   -------------------------------   ------------------------------
       175              --           4,240              --                54,349             --          2,324              --
    35,934           5,458          59,835           4,240                65,379         52,047         59,787           2,449
       (29)             --          (3,204)             --                (2,713)            (8)            (9)           (125)

    95,391          (5,283)        219,019              --               697,270          2,310        150,470              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
   131,471             175         279,890           4,240               814,285         54,349        212,572           2,324
------------------------------   -------------------------------   -------------------------------   ------------------------------


     5,326              --              --              --                10,700             --             --              --
     1,642              52             516              --                   937         10,700            936              --
        --              --              --              --                    --             --             --              --

     3,286           5,274          27,206              --                 6,175             --             --              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
    10,254           5,326          27,722              --                17,812         10,700            936              --
------------------------------   -------------------------------   -------------------------------   ------------------------------

        --              --              --              --                    --             --         33,066              --
       126              --              --              --                 1,856             --         22,184          29,235
        --              --              --              --                    --             --           (355)             --

        44              --              --              --               297,475             --         93,450           3,831
------------------------------   -------------------------------   -------------------------------   ------------------------------
       170              --              --              --               299,331             --        148,345          33,066
------------------------------   -------------------------------   -------------------------------   ------------------------------

   141,895           5,501         307,612           4,240             1,131,428         65,049        361,853          35,390
==============================   ===============================   ===============================   ==============================

--------------------------------------------------------------------------------

================================================================================
70                       NOTES TO FINANCIAL STATEMENTS
================================================================================

   Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS II AG                         Janus
                                                                       High Yield Bond Fund                      Fund
                                                                           Division 60                        Division 61
                                                                ------------------------------   ----------------------------------
                                                                      For the      For the          For the Period      For the
                                                                    Year Ended    Year Ended       Dec. 8, 2000 to     Year Ended
                                                                   December 31,  December 31,        December 31,      December 31,
                                                                       2000          1999                2000              1999
                                                                 -----------------------------   ----------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................     136,423            --                 --                 --
Accumulation units for purchase payments received...............     138,566       161,380             32,863                 --
Decrease for surrendered contracts..............................      (6,876)       (1,372)              (662)                --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................     162,896       (23,585)         3,508,910                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................     431,009       136,423          3,541,111                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................       2,397          --                   --                 --
Accumulation units for purchase payments received...............      19,120         1,926              2,154                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................      22,874           471            136,180                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................      44,391         2,397            138,334                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................         410          --                   --                 --
Accumulation units for purchase payments received...............          --          --                  534                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................        (410)          410              1,644                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................          --           410              2,178                 --
                                                                 -------------------------       -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................     475,400       139,230          3,681,623                 --
                                                                 =========================       ===============================

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        71
================================================================================

                INVESCO                     Small Company Growth Fund -             MAS                          Evergreen
 Blue Chip Growth Fund - Investor Class             Common Class            Mid Cap Growth Portfolio    Special Equity Fund, Class A
             Division 62                             Division 63                  Division 64                    Division 65
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 For the Period      For the              For the Period     For the     For the Period    For the     For the Period      For the
 Dec. 8, 2000 to    Year Ended            Dec. 8, 2000 to  Year Ended   Dec. 8. 2000 to   Year Ended   Dec. 8, 2000 to   Year Ended
  December 31,     December 31,            December 31,    December 31,   December 31,   December 31,    December 31,   December 31,
      2000            1999                     2000           1999           2000            1999          2000             1999
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
        --                   --                    --              --              --            --             --               -
     9,468                   --                17,924              --           4,043            --          4,990               -
       (72)                  --                   (62)             --            (379)           --            (28)              -

 1,078,766                   --               464,868              --         644,194            --        138,849               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 1,088,162                   --               482,730              --         647,858            --        143,811               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       260                   --                 1,613              --              98            --             --               -
        --                   --                    --              --              --            --             --               -

    21,336                   --                 7,004              --           2,580            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
    21,596                   --                 8,617              --           2,678            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       419                   --                    --              --              24            --            268               -
        --                   --                    --              --              --            --             --               -

     1,934                   --                    --              --              --            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
     2,353                   --                    --              --              24            --            268               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------

 1,112,111                   --               491,347              --         650,560            --        144,079               -
=======================================  ============================== ============================= ==============================

================================================================================
 72                        NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                               Sit                             Sit
                                                                       Small Cap Growth Fund            Mid Cap Growth Fund
                                                                             Division 66                    Division 67
                                                                   -----------------------------  -------------------------------
                                                                     For the Period   For the      For the Period       For the
                                                                    Dec. 8, 2000 to  Year Ended   Dec. 8, 2000 to     Year Ended
                                                                     December 31,   December 31,    December 31,     December 31,
                                                                         2000          1999             2000             1999
                                                                   -----------------------------  -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............           5,602         --              6,461              --
Decrease for surrendered contracts ............................             (29)        --                (39)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................         517,933         --            269,501              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................         523,506         --            275,923              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............             276         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................           3,047         --                346              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................           3,323         --                346              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............              --         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................             425         --                 --              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................             425         --                 --              --
                                                                   -----------------------------  -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................         527,254         --            276,269              --
                                                                   =============================  ===============================

================================================================================
                        NOTES TO FINANCIAL STATEMENTS                        73
================================================================================

                Ariel                  Ariel Appreciation                      Lou Holland                        Dreyfus
                Fund                            Fund                           Growth Fund                   Basic GNMA Fund
             Division 68                    Division 69                         Division 70                     Division 71
-------------------------------   ------------------------------    ------------------------------  -------------------------------
For the Period       For the      For the Period      For the       For the Period       For the    For the Period        For the
Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended   Dec. 8, 2000 to     Year Ended
 December 31,      December 31,    December 31,     December 31,     December 31,     December 31,    December 31,     December 31,
     2000              1999            2000             1999             2000             1999            2000            1999
-------------------------------   ------------------------------    ------------------------------  -------------------------------
            --             --                  --            --                  --            --                --             --
        (9,521)            --             (11,021)           --               2,685            --               580             --
           (12)            --                (466)           --                 (16)           --               (24)            --

       168,770             --             208,428            --             154,210            --           733,475             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
       159,237             --             196,941            --             156,879            --           734,031             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  24            --                --             --
            --             --                  --            --                  --            --                --             --

           364             --                  32            --                  --            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           364             --                  32            --                  24            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --

           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------

       159,729             --             197,092            --             157,207            --           856,074             --
===============================   ==============================    ==============================  ===============================

================================================================================
74                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                  NAF VPS I                     NAF VPS I
                                                                                T. Rowe Price                 T. Rowe Price
                                                                           Blue Chip Growth Fund          Health Sciences Fund
                                                                                 Division 72                   Division 73
                                                                   -------------------------------   ------------------------------
                                                                   For the Period        For the      For the Period      For the
                                                                   Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended
                                                                    December 31,      December 31,     December 31,    December 31,
                                                                        2000              1999              2000            1999
                                                                   -------------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............            7,874             --           34,683              --
Decrease for surrendered contracts..............................              (68)                         (1,273)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................        1,329,161             --        3,365,480              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................        1,336,967             --        3,398,890              --
                                                                   -------------------------------   ------------------------------


ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............              134             --            1,315              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................            2,440             --           58,826              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................            2,574             --           60,141              --
                                                                   -------------------------------   ------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............               89             --              640              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................           19,404             --           36,198              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................           19,493             --           36,838              --
                                                                   -------------------------------   ------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................        1,359,034             --        3,495,869              --
                                                                   ===============================   ==============================

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT A
                                 CONTRACT FORM
                                   POTENTIA

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements Filed with Part A:

          Selected Purchase Unit Data for each Fund

     Filed with Part B:

      (i)   Audited Financial Statements The Variable Annuity Life Insurance
            Company

              Report of Independent Auditors

              Consolidated Balance Sheets Consolidated Statements of Income

              Consolidated Statements of Changes in Stockholder Equity

              Consolidated Statements of Cash Flows

              Notes to Consolidated Financial Statements

      (ii)  Audited Financial Statements

       The Variable Annuity Life Insurance Company Separate Account A

              Statement of Net Assets

              Statement of Operations Statements of Changes in Net Assets

              Notes to Financial Statements

              Report of Independent Accountants

     All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

   (b) Exhibits

   1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)
   2.    Not Applicable.
   3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A.G. Distributors, Inc. (2)
   4(a). Specimen Unallocated Group Contract GFVUA-600. (3)
   4(b). Specimen Section 403(b) Tax Sheltered Annuity Endorsement. (3)
   5.    Specimen Application. (3)
   6(a). Copy of Amended and Restated Articles of Incorporation of The Variable
         Annuity Life Insurance Company. (1)
   6(b). Copy of Amendment Number One to Amended and Restated Articles of
         Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990. (1)
   6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life
         Insurance Company as amended through March 4, 1992. (4)
   7.    Not Applicable.
   8(a). (i) Fund Participation Agreement between The Variable Annuity Life
         Insurance Company and Putnam Mutual Funds Corp. (5)
         (ii) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (4)
   8(b). (i) Fund Participation Agreement between The Variable Annuity Life
         Insurance Company and Twentieth Century Investors Inc. (5)
         (ii) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (5)
         (iii) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997. (2)
   8(c). (i) Form of Services Agreement between The Variable Annuity Life
         Insurance Company and Janus Service Corporation. (6)
         (ii) Form of Participant Administrative Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation.
         (6)
         (iii) Form of Distribution and Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Janus Distributors, Inc. (6)
   9.    Opinion and Consent of Counsel. (3)
   10.   Consent of Independent Auditors.
   11.   Not Applicable.
   12.   Not Applicable.
   13.   Calculation of performance information. (3)
   14.   Not Applicable.

   15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgment of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (7)
------------------
(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996.
(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 14, 2001.
(4) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997.
(5) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996.
(6) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of February 20, 2001 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

NAMES AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS              HELD WITH DEPOSITOR
----------------              -------------------

     Officer                        Title
     -------                        -----

     John A. Graf             Chief Executive Officer
     Robert P. Condon         President
     Kent E. Barrett          Executive Vice President & Chief Financial Officer
     Alice T. Kane            President - AG Fund Group
     Kathleen Adamson         Executive Vice President - Operations
                              Administration
     Michael J. Akers         Senior Vice President & Chief Actuary
     Richard L. Bailey        Senior Vice President - Planning and Expense
                              Management
     Michael A. Betts         Senior Vice President - Systems

     Rebecca G. Campbell      Senior Vice President - Human Resources
     Mary L. Cavanaugh        Executive Vice President, General Counsel &
                              Secretary
     Jennifer D. Cobbs        Senior Vice President - Field Sales Development
     Kenneth E. Coffey        Senior Vice President - National Marketing
                              Director
     David H. den Boer        Senior Vice President & Chief Compliance Officer
     Terry Eleftheriou        Senior Vice President - Finance
     Sharla A. Jackson        Senior Vice President - Customer Service Amarillo
     Stephen G. Kellison      Senior Vice President - Product Management
     Richard Lindsay          Senior Vice President - Marketing
     Rosalia Nolan            Senior Vice President - Institutional Services
     Thomas G. Norwood        Senior Vice President - Broker/Dealer Operations
     Larry Robinson           Senior Vice President - Product Development
     Robert E. Steele         Senior Vice President - Specialty Products
     Jane E. Bates            Vice President - Broker/Dealer Compliance
     Rosemary Beauvais        Vice President - Corporate Technology Services
     Mary C. Birmingham       Vice President, Group Plan Services and Annuity
                              Compensation
     James D. Bonsall         Vice President, Financial Systems
     Gregory Stephen Broer    Vice President - Actuarial
     Richard A. Combs         Vice President - Actuarial
     Neil J. Davidson         Vice President - Actuarial
     Jill A. Etta             Vice President - Variable Annuity Sales
     Terry B. Festervand      Vice President & Treasurer
     Daniel Fritz             Vice President - Actuarial
     Michael D. Gifford       Vice President - Case Development
     Joseph G. Girgenti       Vice President - Sales Support
     Albert J. Gutierrez      Vice President & Investment Officer
     Joan M. Keller           Vice President, Client Service Processing
     Calvin King              Vice President - North Houston CCC
     Traci P. Langford        Vice President - Account Management
     Jerry L. Livers          Vice President - PPGA Sales
     Edward P. Millay         Vice President & Controller
     Cindy Moore              Vice President - Budget & Expense Management
     Deanna Osmonson          Vice President - Insurance Sales Practices,
                              Compliance
     Rembert R. Owen, Jr.     Vice President & Assistant Secretary
     Steven D. Rubinstein     Vice President - Financial Planning & Reporting
     Keith Schlosser          Vice President - Sales Executive Administration
     Richard W. Scott         Vice President & Chief Investment Officer
     Gary N. See              Vice President - Group Actuarial
     Nancy K. Shumbera        Vice President - Business Solution Development
     Brenda Simmons           Vice President - Client Contribution Services
     David Snyder             Vice President - Electronic Commerce
     Paula K. Flatt Snyder    Vice President - AGRS Marketing
                              Communications

     James P. Steele          Vice President - Specialty Products
     Kenneth R. Story         Vice President - Information Technology
     Brian R. Toldan          Vice President - General Auditor
     Julia S. Tucker          Vice President - Investment Officer
     Krien Verberkmoes        Vice President - Sales Compliance
     William A. Wilson        Vice President - Government Affairs
     Roger E. Hahn            Investment Officer
     C. Scott Inglis          Investment Officer
     Gordon S. Massie         Investment Officer
     Craig R. Mitchell        Investment Officer
     W. Larry Mask            Real Estate Investment Officer & Assistant
                              Secretary
     D. Lynne Walters         Tax Officer
     Pauletta P. Cohn         Assistant Secretary
     Kurt Bernlohr            Assistant Secretary
     Lauren W. Jones          Assistant Secretary
     Christine W. McGinnis    Assistant Secretary
     Connie E. Pritchett      Assistant Secretary
     Daniel R. Cricks         Assistant Tax Officer
     Eric Alexander           Assistant Treasurer
     Paul Hoepfl              Assistant Treasurer
     Kristy L. McWilliams     Assistant Treasurer
     William H. Murray        Assistant Treasurer
     Tara S. Rock             Assistant Treasurer
     Carolyn Roller           Assistant Treasurer
     Marilyn S. Zlotnick      Assistant Controller
     Leslie K. Bates          Administrative Officer
     Donald L. Davis          Administrative Officer
     Robert A. Demchak        Administrative Officer
     Ted D. Hennis            Administrative Officer
     William L. Hinkle        Administrative Officer
     William R. Keller, Jr.   Administrative Officer
     Fred M. Lowery           Administrative Officer
     James F. McCulloch       Administrative Officer
     Michael M. Mead          Administrative Officer
     Kathryn T. Smith         Administrative Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


             SUBSIDIARIES OF AMERICAN GENERAL CORPORATION/1,2,3,4,5/

The following is a list of American General Corporation's subsidiaries as of February 28, 2001. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                 Jurisdiction of
                         Name                                     Incorporation
-------------------------------------------------------------    ---------------
AGC Life Insurance Company                                         Missouri
  American General Property Insurance Company/16/............      Tennessee
    American General Property Insurance Company of Florida...      Florida
  American General Life and Accident Insurance Company/6/....      Tennessee
  American General Life Insurance Company/7/.................      Texas
    American General Annuity Service Corporation.............      Texas
    American General Life Companies..........................      Delaware
    American General Life Insurance Company of New York......      New York
      The Winchester Agency Ltd..............................      New York
    The Variable Annuity Life Insurance Company..............      Texas
      Parkway 1999 Trust/17/.................................      Maryland
      PESCO Plus, Inc/14/....................................      Delaware
      American General Gateway Services, L.L.C./15/..........      Delaware
      The Variable Annuity Marketing Company.................      Texas
      American General Financial Advisors, Inc...............      Texas
      American General Retirement Services Company...........      Texas
      VALIC Trust Company....................................      Texas
      American General Assignment Corporation of New York....      New York
  The Franklin Life Insurance Company........................      Illinois
    The American Franklin Life Insurance Company.............      Illinois
    Franklin Financial Services Corporation..................      Delaware
  HBC Development Corporation................................      Virginia
  Templeton American General Life of Bermuda, Ltd/13/........      Bermuda
  Western National Corporation...............................      Delaware
    WNL Holding Corp.........................................      Delaware
      American General Annuity Insurance Company.............      Texas
      American General Assignment Corporation................      Texas
      American General Distributors, Inc.....................      Delaware
      A.G. Investment Advisory Services, Inc.................      Delaware
      American General Financial Institution Group, Inc......      Delaware
      WNL Insurance Services, Inc............................      Delaware
American General Asset Management Corp.......................      Delaware
American General International, Inc..........................      Delaware
American General Enterprise Services, Inc....................      Delaware
American General Corporation*................................      Delaware
American General Delaware Management Corporation/1/..........      Delaware
American General Finance, Inc................................      Indiana
  HSA Residential Mortgage Services of Texas, Inc............      Delaware
  AGF Investment Corp........................................      Indiana
  American General Auto Finance, Inc.........................      Delaware
  American General Finance Corporation/8/....................      Indiana
    American General Finance Group, Inc......................      Delaware
      American General Financial Services, Inc./9/...........      Delaware
        The National Life and Accident Insurance Company.....      Texas
    Merit Life Insurance Co..................................      Indiana

    Yosemite Insurance Company...............................      Indiana
  American General Finance, Inc..............................      Alabama
  A.G. Financial Service Center, Inc.........................      Utah
  American General Bank, FSB.................................      Utah
  American General Financial Center, Inc.*...................      Indiana
  American General Financial Center, Incorporated*...........      Indiana
  American General Financial Center Thrift Company*..........      California
  Thrift, Incorporated*......................................      Indiana
American General Funds Distributors, Inc.....................      Delaware
American General Investment Advisory Services, Inc.*.........      Texas
American General Investment Holding Corporation/10/..........      Delaware
  American General Investment Management, L.P./10/...........      Delaware
American General Investment Management Corporation/10/.......      Delaware
American General Realty Investment Corporation...............      Texas
  AGLL Corporation/11/.......................................      Delaware
  American General Land Holding Company......................      Delaware
    AG Land Associates, LLC/11/..............................      California
  GDI Holding, Inc.*/12/.....................................      California
  Pebble Creek Service Corporation...........................      Florida
  SR/HP/CM Corporation.......................................      Texas
Green Hills Corporation......................................      Delaware
Knickerbocker Corporation....................................      Texas
  2929 Allen Parkway Venture, L.P./19/.......................      Texas
    American General International Investment, Inc...........      Delaware
  American Athletic Club, Inc................................      Texas
Pavilions Corporation........................................      Delaware
USLIFE Corporation...........................................      Delaware
  All American Life Insurance Company........................      Illinois
  American General Assurance Company.........................      Illinois
    American General Indemnity Company.......................      Nebraska
    USLIFE Credit Life Insurance Company of Arizona..........      Arizona
  American General Life Insurance Company of Pennsylvania....      Pennsylvania
  I.C. Cal*..................................................      California
  North Central Administrators, Inc..........................      Minnesota
  North Central Life Insurance Company.......................      Minnesota
    North Central Caribbean Life, Ltd........................      Nevis
  The Old Line Life Insurance Company of America.............      Wisconsin
  The United States Life Insurance Company in the City of New York New York
  American General Bancassurance Services, Inc...............      Illinois
    USMRP, Ltd...............................................      Turks &
                                                                   Caicos
      The Huntington National Life Insurance Company/18/.....      Arizona
  USLIFE Realty Corporation..................................      Texas
      USLIFE Real Estate Services Corporation................      Texas
  USLIFE Systems Corporation.................................      Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                    NOTES

/1/ American General Capital, L.L.C., a limited liability company was formed in the State of Delaware on March 28, 1995. The limited liability interests are jointly owned by AGC and AGDMC and the business and affairs are managed by AGDMC.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

       American General Insurance Agency, Inc. (Missouri)
       American General Insurance Agency of Hawaii, Inc. (Hawaii)
       American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
       American General Insurance Agency of Ohio, Inc. (Ohio)
       American General Insurance Agency of Texas, Inc. (Texas)
       American General Insurance Agency of Oklahoma, Inc. (Oklahoma)
       Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

/9/ American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/10/ American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/11/ AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/12/ AGRI owns a 75% interest in GDI Holding, Inc.

/13/ AGCL owns 50% of the common stock of TAG Life. Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/14/ VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The
     Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/15/ VALIC holds 90% of the outstanding common shares of American General
     Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/16/ AGPIC is jointly owned by AGCL and AGLA.  AGCL owns 51.85% and AGLA owns
     48.15% of the  issued and outstanding shares of AGPIC.

/17/ Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

/18/ On November 17, 2000, USMRP acquired 29,000 shares of The Huntington
     National Life Insurance Company's preferred stock for investment purposes only. The Arizona Department of Insurance approved USMRP's disclaimer of control on November 13, 2000.

/19/ 2929 Allen Parkway Venture, L.P., a limited partnership was formed in the State of Texas on February 15, 2001. American General Life Insurance Company and American General Life and Accident Insurance Company hold a 68.18% and 22.73% limited partnership interest, respectively, and Knickerbocker Corporation owns a 9.09% general partnership interest.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                       COMPANY ABBREVIATIONS AS USED IN
                       REGISTRATION STATEMENT AMENDMENT
                                                                   State/Jur.
  Abb.                           Company                           of Domicile
-------  -------------------------------------------------------   -----------

AAL      All American Life Insurance Company....................   IL
AAth     American Athletic Club, Inc............................   TX
AFLI     The American Franklin Life Insurance Company...........   IL
AGAIC    American General Annuity Insurance Company.............   TX
AGAMC    American General Asset Management Corp.................   DE
ASGN-NY  American General Assignment Corporation of New York....   NY
AGAC     American General Assurance Company.....................   IL
AGAS     American General Annuity Service Corporation...........   TX
AGBS     American General Distributors, Inc.....................   DE
AGB      American General Bank, FSB.............................   UT
AGC      American General Corporation...........................   TX
AGCL     AGC Life Insurance Company.............................   MO
AGDMC    American General Delaware Management Corporation.......   DE
AGES     American General Enterprise Services, Inc..............   DE
AGF      American General Finance, Inc..........................   IN
AGFC     American General Finance Corporation...................   IN
AGFCI    American General Financial Center, Incorporated........   IN
AGFCT    American General Financial Center Thrift Company.......   CA
AGFG     American General Finance Group, Inc....................   DE
AGFDI    American General Funds Distributors, Inc...............   DE
AGF Inv  AGF Investment Corp....................................   IN
AGFn     A.G. Financial Service Center, Inc.....................   UT
AGFnC    American General Financial Center, Inc.................   IN
AGFS     American General Financial Services, Inc...............   DE
AGFA     American General Financial Advisors, Inc...............   TX
AGFIG    American General Financial Institutions Group, Inc.....   DE
AGGS     American General Gateway Services, L.L.C...............   DE
AGIA     American General Insurance Agency, Inc.................   MO
AGIAH    American General Insurance Agency of Hawaii, Inc.......   HI
AGIAM    American General Insurance Agency of
         Massachusetts, Inc.....................................   MA
AGIAO    American General Insurance Agency of Ohio, Inc.........   OH
AGIAOK   American General Insurance Agency of Oklahoma, Inc.....   OK
AGIAS    A.G. Investment Advisory Services, Inc.................   DE
AGIAT    American General Insurance Agency of Texas, Inc........   TX
AGII     American General International, Inc....................   DE
AGIII    American General International Investment, Inc.........   DE

AGIHC    American General Investment Holding Corporation........   DE
AGIM     American General Investment Management, L.P............   DE
AGIMC    American General Investment Management Corporation.....   DE
AGIND    American General Indemnity Company.....................   NE
AGL      American General Life Insurance Company................   TX
AGLC     American General Life Companies .......................   DE
AGLA     American General Life and Accident Insurance Company...   TN
AGLH     American General Land Holding Company..................   DE
AGLL     AGLL Corporation.......................................   DE
AGNY     American General Life Insurance Company of New York....   NY
AGPA     American General Life Insurance Company of Pennsylvania   PA
AGPIC    American General Property Insurance Company............   TN
AGRI     American General Realty Investment Corporation.........   TX
AGRSC    American General Retirement Services Company...........   TX
AGSI     American General Securities Incorporated...............   TX
AGX      American General Exchange, Inc.........................   TN
ASGN     American General Assignment Corporation................   TX
FFSC     Franklin Financial Services Corporation................   DE
FL       The Franklin Life Insurance Company....................   IL
GHC      Green Hills Corporation................................   DE
HBDC     HBC Development Corporation............................   VA
KC       Knickerbocker Corporation..............................   TX
ML       Merit Life Insurance Co................................   IN
NLA      The National Life and Accident Insurance Company.......   TX
NCA      North Central Administrators, Inc......................   MN
NCL      North Central Life Insurance Company...................   MN
NCCL     North Central Caribbean Life, Ltd......................   T&C
OLL      The Old Line Life Insurance Company of America.........   WI
PKWY     Parkway 1999 Trust.....................................   MD
PAV      Pavilions Corporation..................................   DE
PCSC     Pebble Creek Service Corporation.......................   FL
PIFLA    American General Property Insurance Company of Florida.   FL
PPI      PESCO Plus, Inc........................................   DE
RMST     HSA Residential Mortgage Services of Texas, Inc........   DE
SRHP     SR/HP/CM Corporation...................................   TX
TAG Life Templeton American General Life of Bermuda, Ltd........   BA
TI       Thrift, Incorporated...................................   IN
UAS      American General Bancassurance Services, Inc...........   IL
UC       USLIFE Corporation.....................................   DE
UCLA     USLIFE Credit Life Insurance Company of Arizona........   AZ
URC      USLIFE Realty Corporation..............................   TX
URSC     USLIFE Real Estate Service Corporation.................   TX
USC      USLIFE Systems Corporation.............................   DE
USL      The United States Life Insurance Company in the City of
         New York...............................................   NY
USMRP    USMRP, Ltd.............................................   T&C
HNLIC    The Huntington National Life Insurance Company.........   AZ
VALIC    The Variable Annuity Life Insurance Company............   TX
VAMCO    The Variable Annuity Marketing Company.................   TX
VTC      VALIC Trust Company....................................   TX
WA       The Winchester Agency Ltd..............................   NY
WIS      WNL Insurance Services, Inc............................   DE
WNC      Western National Corporation...........................   DE
WNLH     WNL Holding Corp.......................................   DE
YIC      Yosemite Insurance Company.............................   IN

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2001, a date that falls within 90 days prior to the date of filing, VALIC Separate Account A offered 0 (zero) Contracts in connection with this Registration Statement.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made
(i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or (ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant.

(b) The following information is furnished with respect to each officer and director of VAMCO as of April 3, 2001. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

     NAME AND PRINCIPAL           POSITIONS AND OFFICES
     BUSINESS ADDRESS             WITH UNDERWRITER
     ----------------             ----------------

     Robert Condon                President and Chief Executive Officer
     Jennifer D. Cobbs            Executive Vice President - Marketing
     Krien Verberkmoes            Chief Financial/Operations Officer & Treasurer
     Steven P. Boero              Senior Vice President
     Thomas N. Lange              Senior Vice President
     Donald R. Van Putten         Vice President
     Edward Baum                  Vice President
     Edward K. Boero              Vice President
     Joe H. Connell               Vice President
     David H. den Boer            Vice President & Chief Compliance Officer
     Jay Jorgensen                Vice President
     David R. Lyle                Vice President
     John R. Mactavish            Vice President
     Joe C. Osborne               Vice President
     Keith A. Poch                Vice President
     Fred L. Roberts              Vice President
     Ron Sanchies                 Vice President
     Paula K. Snyder              Vice President - Marketing Communications
     Donna M. Zucchi              Vice President
     Robyn Galerston              Assistant Vice President - Sales Literature
                                   Review
     Mary L. Cavanaugh            Secretary
     D. Lynne Walters             Tax Officer
     Pauletta P. Cohn             Assistant Secretary
     Lauren W. Jones              Assistant Secretary
     Dennis Cohen                 Assistant Tax Officer
     Terry B. Festervand          Assistant Treasurer
     Tara S. Rock                 Assistant Treasurer

(c) VAMCO is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by the Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

     The Variable Annuity Life Insurance Company
     2929 Allen Parkway
     Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a
     Statement of Additional Information;   or (2) a post card or similar
     written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

       ADDITIONAL COMMITMENTS - WITHDRAWAL RESTRICTIONS FOR 403 (B) PLANS

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the

"Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

     (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

     (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

     (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Kent E. Barrett, Mary L. Cavanaugh and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2001.


                              THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                              (Registrant)

                         BY:  THE VARIABLE ANNUITY LIFE INSURANCE
                              COMPANY
                              (On behalf of the Registrant and itself)



                         BY:    /s/ Mary L. Cavanaugh
                              ---------------------------------------
                                Mary L. Cavanaugh
                                Executive Vice President, General
                                 Counsel and Secretary

[SEAL]




ATTEST:     /s/ Pauletta P. Cohn
          --------------------------------
            Pauletta P. Cohn
            Assistant Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


         Signature                         Title                    Date
         ---------                         -----                    ----



-------------------------------    Director, Chairman and       April 30, 2001
John A. Graf                       Chief Executive Officer



      /s/ Terry Eleftheriou        Principal Accounting         April 30, 2001
-------------------------------    Officer
Terry Eleftheriou



      /s/ Bruce R. Abrams          Director                     April 30, 2001
-------------------------------
Bruce R. Abrams



      /s/ M. Kathleen Adamson      Director                     April 30, 2001
-------------------------------
M. Kathleen Adamson



      /s/ Rebecca G. Campbell      Director                     April 30, 2001
-------------------------------
Rebecca G. Campbell



      /s/ Mary L. Cavanaugh        Director                     April 30, 2001
-------------------------------
Mary L. Cavanaugh



      /s/ Robert P. Condon         Director                     April 30, 2001
-------------------------------
Robert P. Condon

                               INDEX TO EXHIBITS
                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 1

                                       TO
                                    FORM N-4
                                      FOR
                               SEPARATE ACCOUNT A
                                       OF
                              THE VARIABLE ANNUITY
                             LIFE INSURANCE COMPANY



EXHIBIT NO.

10.  Consent of Independent Auditors